As filed with the Securities and Exchange Commission on April 27, 2011

Registration No. 33-54662 811-05006

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 30

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17

Penn Mutual Variable Life Account I

(Exact name of trust)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Complete address of depositor’s principal executive offices)

Susan T. Deakins

Vice President and Chief Actuary

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

(Name and complete address of agent for service)

Copy to:

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2011 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

PennMutual

Prospectus

Penn Mutual
Variable Life Account I

May 1, 2011

Cornerstone
Variable Universal Life Insurance II

PROSPECTUS

FOR

CORNERSTONE VUL II

a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA 19172

800-523-0650

The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Allianz Global Investors Capital
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

May 1, 2011

GUIDE TO READING THIS PROSPECTUS

This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

The prospectus is arranged as follows:

•	Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

•	Pages 5 to 11 provide tables showing fees and charges under the Policy.

•	Pages 11 to 13 provide tables showing fees and expenses of the funds underlying the Policy.

•	Pages 14 to 33 provide additional information about the Policy, in question and answer format.

•

Pages 33 to 36 provide information about The Penn Mutual Life Insurance Company (“Penn Mutual”), Penn Mutual Variable Life Account I (the “Separate Account”) and the underlying investment funds in which Policy reserves may be allocated.

•

Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

**********

The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

2

SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

Benefit Summary

The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

Death Benefit — While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

Premium Flexibility — Amounts you pay to us under your Policy are called “premiums” or “premium payments.” Within limits, you can make premium payments when you wish. That is why the Policy is called a “flexible premium” Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

Free Look Period — You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the “free look” period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

Three Year No-Lapse Feature — Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

Investment Options — The Policy allows you to allocate your policy value to the different investment options listed on page 1 of this prospectus.

Fixed Interest Option — In addition to the investment options described above, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%.

Transfers — Within limitations, you may transfer investment amounts from one investment account to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs — dollar-cost averaging and asset rebalancing.

Loans — You may take a loan on your Policy. You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

Surrenders and Withdrawals — You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.” In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

Taxes — Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the Policy is not treated as a “modified endowment contract” under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

3

Riders — For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

Risk Summary

Suitability — The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The Policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 11 policy years.

Investment Performance — The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

Lapse — Your Policy may terminate, or “lapse,” if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the three year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

Access to Cash Value — If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

Taxes — The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are not subject to income tax, but may be subject to Federal and state estate taxes. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

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The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy.1 The first table describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge (load)	When a premium is paid.	4.0% of all premiums paid in excess of the “maximum surrender charge premium”[2] in the first policy year and for all premiums paid in policy years two and later.[3]
Premium and Federal (DAC) Taxes	When a premium is paid.	2.5% of all premiums paid in excess of the “maximum surrender charge premium.”[2]
Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first seven policy years	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) the “maximum surrender charge premium.”[2,4]
Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) $13.67 per $1,000 of specified amount.[2], [4]
Other Surrender Charges apply if the Policy is surrendered within the first 11 policy years, or within 11 years of any increase in the amount of insurance specified in your Policy.[5]

Minimum Charge	When the Policy is surrendered.	$1 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 9 or younger at the date of issue or increase.

Maximum Charge	When the Policy is surrendered.	$7 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance for insured age 60 or older at the date of issue or increase.
Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	$5 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 45 at the date of the issue or increase.
Partial Surrender Charge	When you partially surrender your Policy.	Lesser of $25 or 2.0% of the amount surrendered.
Transfer Charge
Current Charge	When you make a transfer.	$0.00[6]

Guaranteed Maximum Charge	When you make a transfer.	$10.00

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Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Loans[7]
Gross Interest Charge	End of each policy year.	Annual rate of 5.0% (before credit from interest paid on collateral held in special loan account).
Net Interest Charge[8]	End of each policy year.	Annual rate of 1.0% (after credit from interest paid on collateral held in special loan account).[9]

1.	See What Are the Fees and Charges Under the Policy? in this prospectus for additional information.
2.	The “maximum surrender charge premium” is determined separately for each Policy, and takes into account the individual underwriting characteristics of the insured. The “maximum surrender charge premium” is stated in each Policy.
3.	The sales charge imposed on premiums (load) is currently reduced to 2.25% of all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy years two and later.
4.	Commencing in the eighth (8) policy year and continuing through the eleventh policy year, the deferred sales charge decreases each year, after which there is no longer a charge.
5.	The “other surrender charge” under the Policies vary depending on the age of the insured. More information concerning the “other surrender charge” is stated in each Policy. Commencing in the eighth policy year and continuing through the eleventh policy year, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge; and commencing eight years after any increase in the specified amount of insurance and continuing through the end of eleven years after the increase, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge.
6.	No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option. We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).
7.	You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account as collateral for the loan. See What Is a Policy Loan? in this prospectus for additional information about Policy Loans.
8.	“Net Interest Charge” means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.
9.	After the tenth (10) policy year, we intend to credit interest to the special loan account at the rate of 4.75% (which will result in a Net Interest Charge of 0.25% in those years).

The next table describes charges that a policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under the Policy Not Including Operating Expenses of Underlying Investment Funds
Policy Charges	When Charge is Deducted	Amount Deducted
Cost of Insurance Charges[1]:
Current Charges	Monthly	Minimum of $0.0399 to maximum of $21.5319, per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.333, per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.1567 per $1,000 of net amount at risk.

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Periodic Charges Under the Policy Not Including Operating Expenses of Underlying Investment Funds
Policy Charges	When Charge is Deducted	Amount Deducted
Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk.
Mortality and Expense Risk Charge:
Mortality and Expense Risk Charge	Daily	0.90% annually from the policy value that is allocated to the funds.[2]
Administrative Fees:	Monthly

The charge has three parts:

(a) $9.00.[3]

(b) For the first 12 months following the policy date, $0.10 per $1,000 of initial specified amount of insurance.

(c) For the first 12 months following an increase in the specified amount of insurance, $0.10 per $1,000 of the increase in specified amount of insurance.

1.	The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. Your Policy will state the guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance in this prospectus.
2.	After the fifteenth (15) policy year, the charge is reduced to 0.60% annually. See What Are the Fees and Charges Under the Policy? — Daily Mortality and Expense Risk Charge in this prospectus for additional information about this charge.
3.	This sub-part of the charge is $9.00 during the first policy year and $5.00 thereafter.

The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
1. Accidental Death Benefit:
Cost of Insurance[1]
Current Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.

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Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.
Guaranteed Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.
2. Additional Insured Term Insurance Agreement:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0425 to maximum of $3.0371, per $1,000 of additional insured term insurance benefit.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $4.2109, per $1,000 of additional insured term insurance benefit.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.2229 per $1,000 of additional insured term insurance benefit.
Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of additional insured term insurance benefit.
Administrative Charges
First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
3. Children’s Term Insurance Agreement:
Cost of Insurance Charges[1]
Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.
Guaranteed Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.
4. Disability Waiver of Monthly Deduction:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.

8

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Guaranteed Maximum Charges	Monthly	Minimum of $0.117 to maximum of $0.5992, per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.
5. Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement:
Disability Waiver of Monthly Deduction
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.
Disability Monthly Premium Deposit
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.03 to maximum of $0.96 per $100 of the stipulated premium in the Policy.
Guaranteed Maximum Charges	Monthly	Minimum of $0.03 to maximum of $0.96 per $100 of the stipulated premium in the Policy.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.12 per $100 of stipulated premium.
Guaranteed Maximum Charges	Monthly	$0.12 per $100 of stipulated premium.
6. Guaranteed Continuation of Policy:
Cost of Insurance	Monthly	$0.01 per $1,000 of specified amount of insurance.

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Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
7. Guaranteed Option to Increase Specified Amount:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.
Charge for a representative non-tobacco male insured, age 25
Current Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.
Guaranteed Maximum Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.
8. Supplemental Term Insurance Agreement:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0441 to maximum of $16.4756, per $1,000 of net amount at risk attributable to the term insurance benefit.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $25.4788, per $1,000 of net amount at risk attributable to the term insurance benefit.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.2229 per $1,000 of net amount at risk attributable to the term insurance benefit.
Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk attributable to the term insurance benefit.
Administrative Charges
First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
9. Supplemental Exchange Agreement:
Current Charges	Monthly	No charge.
Guaranteed Maximum Charges	Monthly	No charge.

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Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
10.Accelerated Death Benefit:
Administrative Charge
Current Charge	When Benefit is Exercised	One time charge of 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.
Guaranteed Maximum Charge	When Benefit is Exercised	One time charge of 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

1.	The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classification. The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Benefit Riders That I Can Buy? in this prospectus.

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.

	Minimum:	Maximum:
Maximum and Minimum Total Fund Operating Expenses (expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.36%	1.86%

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The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses(1)	Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.29%	0.01%	0.48%	0.00%		0.48%
Limited Maturity Bond	0.30%	0.28%	0.02%	0.60%	0.00%		0.60%
Quality Bond	0.31%	0.27%	0.03%	0.61%	0.00%		0.61%
High Yield Bond	0.50%	0.35%	0.00%	0.85%	0.00%		0.85%
Flexibly Managed	0.60%	0.25%	0.00%	0.85%	0.00%		0.85%
Balanced	0.00%	0.24%	0.44%	0.68%	0.06%	(2)	0.62%
Large Growth Stock	0.63%	0.31%	0.00%	0.94%	0.00%		0.94%
Large Cap Growth	0.55%	0.40%	0.00%	0.95%	(0.05%)	(4)	1.00%	(3)
Large Core Growth	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%	(3)
Large Cap Value	0.60%	0.29%	0.01%	0.90%	0.00%		0.90%
Large Core Value	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%
Index 500	0.07%	0.29%	0.00%	0.36%	0.00%		0.36%
Mid Cap Growth	0.70%	0.30%	0.00%	1.00%	0.00%		1.00%	(3)
Mid Cap Value	0.55%	0.29%	0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.39%	0.01%	1.12%	0.00%		1.12%	(3)
SMID Cap Growth	0.75%	0.48%	0.01%	1.24%	0.18%	(2)	1.06%	(3)
SMID Cap Value	0.95%	0.41%	0.01%	1.37%	0.22%	(2)	1.15%	(3)
Small Cap Growth	0.75%	0.33%	0.00%	1.08%	0.00%		1.08%	(3)
Small Cap Value	0.85%	0.30%	0.01%	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.00%	0.01%	1.31%	0.75%	(2)	0.56%
Developed International Index	0.30%	0.91%	0.00%	1.21%	0.62%	(2)	0.59%
International Equity	0.85%	0.39%	0.01%	1.25%	0.00%		1.25%
Emerging Markets Equity	1.18%	0.89%	0.01%	2.08%	0.22%	(2)	1.86%
Real Estate Securities	0.70%	0.31%	0.00%	1.01%	0.00%		1.01%	(3)
Aggressive Allocation	0.10%	0.30%	0.92%	1.32%	0.07%	(2)	1.25%
Moderately Aggressive Allocation	0.10%	0.22%	0.86%	1.18%	(0.01%)	(5)	1.19%
Moderate Allocation	0.10%	0.22%	0.79%	1.11%	0.00%		1.11%
Moderately Conservative Allocation	0.10%	0.24%	0.69%	1.03%	0.01%	(2)	1.02%
Conservative Allocation	0.10%	0.25%	0.61%	0.96%	0.02%	(2)	0.94%

(1)	Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.
(2)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain Funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.85%
Aggressive Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

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(3)	Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Large Cap Growth	0.96%
Large Core Growth	0.85%
Mid Cap Growth	0.97%
Mid Core Value	1.10%
SMID Cap Growth	0.96%
SMID Cap Value	1.13%
Small Cap Growth	1.06%
Real Estate Securities	0.99%

(4)	Pursuant to an agreement with Penn Mutual, this portion of the previously waived administrative fee was recouped during 2010.
(5)	Pursuant to an agreement with Penn Mutual and Independence Capital Management, Inc., this portion of the previously waived management fee was recouped during 2010.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

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QUESTIONS AND ANSWERS

This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.

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What Is the Policy?

The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first two pages of this prospectus) and to a fixed interest account where the value will accumulate interest.

You will have several options under the Policy. Here are some major ones:

•	Determine when and how much you pay to us

•	Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

•	Borrow money

•	Change the beneficiary

•	Change the amount of insurance protection

•	Change the death benefit option you have selected

•	Surrender or partially surrender your Policy for all or part of its net cash surrender value

•	Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

Most of these options are subject to limits that are explained later in this prospectus.

If you want to purchase a Policy, you must complete an application and submit it to one of our authorized producers. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the policy date after we accept the application.

The maturity date of a Policy is the policy anniversary nearest the insured’s 95th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan, including any capital interest on any such loan (“Net Policy Value”) on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the Net Policy Value.

Who Owns the Policy?

You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term “you” in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

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What Payments Must I Make Under the Policy?

Premium Payments

Amounts you pay to us under your Policy are called “premiums” or “premium payments.” The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums (also referred to as no-lapse premiums) are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a “flexible premium” Policy.

Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. Federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a “modified endowment contract” under the Code; you could incur a penalty on the amount you take out of a “modified endowment contract.” We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a “modified endowment contract” under the Code. See How Much Life Insurance Does the Policy Provide? and How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

Planned Premiums

The Policy Specifications page of your Policy will show the “planned premium” for the Policy. You choose this amount in the policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums — annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay policy charges. See Three Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

We will also accept premiums:

•	by wire or by exchange from another insurance company,

•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

•	if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

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Three Year No-Lapse Feature

Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

(a)	is the total premiums you have paid, less any partial surrenders you made; and

(b)	is the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

The “no-lapse premium” will generally be less than the monthly equivalent of the planned premium you specified.

The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See What Is a Policy Loan? in this prospectus.

Lapse and Reinstatement

If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the three year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day “grace period” from the date we notify you to make that payment. If you don’t pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

If the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

Premiums Upon an Increase in the Specified Amount

If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See Can I Change Insurance Coverage Under the Policy? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

How Are Amounts Credited to the Separate Account?

From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period. A valuation period is the period from one valuation of Separate Account assets to the next.

For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established and is valued each day shares of the fund held in the subaccount are valued (normally

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as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is determined by dividing (a) by (b), where

(a)	is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the “ex-dividend date” occurs in the valuation period and the deduction of the daily mortality and expense risk charge; and

(b)	is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

How Much Life Insurance Does the Policy Provide?

In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the “specified amount” of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

Death Benefit Options

When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

•	Option 1 — The death benefit is the greater of (a) the specified amount of insurance, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

•

Option 2 — The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

The “applicable percentage” is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 95. A table showing the “applicable percentages” for attained ages 0 to 95 is included as Appendix B.

If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under the Policy?

Change of Death Benefit Option

You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•	after the change, the specified amount of insurance must be at least $50,000;

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•	no change may be made in the first policy year, and no more than one change may be made in any policy year; and

•	if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

You may increase the specified amount of insurance, subject to the following conditions:

•	you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•	any increase in the specified amount must be at least $10,000; and

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

You may decrease the specified amount of insurance, subject to the following conditions:

•	no change may be made in the first policy year;

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•	no decrease may be made within one year of an increase in the specified amount; and

•	any decrease in the specified amount of insurance must be at least $5,000, and the specified amount after the decrease must be at least $50,000.

Tax Consequences of Changing Insurance Coverage

See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Is the Value of My Policy?

Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

At any time, your policy value is equal to:

•	the net premiums you have paid;

•	plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

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•	plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

•	minus policy charges we deduct; and

•	minus partial surrenders you have made.

If you borrow money under your Policy, other factors affect your policy value. See What Is a Policy Loan? in this prospectus.

How Can I Change the Policy’s Investment Allocations?

Future Premium Payments

You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

You may also transfer amounts from one investment option to another and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

•	the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

•	if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

•	we may defer transfers under certain conditions;

•	transfers may not be made during the free look period; and

•	transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks

We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts. Frequent exchanges among subaccounts and market timing by policy owners can reduce the long–term returns of the underlying funds. The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

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The insurance-dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by policy owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading. Please review the underlying funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies

We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy. If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

1.	A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

2.	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the policy owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

3.	Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging

This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount of the transfers. You may dollar cost average from the money market variable investment option for up to 60 months. All transfers occur on the 15th of the month. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be at least $600, and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

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Asset Rebalancing

This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

What Are the Fees and Charges Under the Policy?

Premium Charge

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Premium Charge — 6.5% (currently reduced to 4.75% for all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy years two and later) is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. We will notify you in advance if we change our current rates.

Monthly Deductions

•

Insurance Charge — A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, a non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a “substandard class”). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

•

Administrative Charge — A maximum monthly charge to help cover our administrative costs. This charge has three parts: (1) a flat dollar charge of up to $9.00 (currently, the flat dollar charge is $9.00 in the first policy year and $5.00 thereafter — we will notify you in advance if we change our current rates); (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance); and (3) for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

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Daily Mortality and Expense Risk Charge

A daily charge to cover mortality and expense risk. We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% annually for the duration of the Policy. Our current charge is 0.90% annually of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60% annually. We will notify you in advance if we change our current rates. We may realize a profit from the charge, and if we do, it will become part of our surplus. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

Optional Supplemental Benefit Charges

Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Transfer Charge

We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

Surrender Charge

If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

(a)	is 25% of the lesser of (i) the sum of all premiums paid, and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

(b)	is an administrative charge based on the initial amount of insurance and the insured’s age at the issue date (ranging from $1.00 at attained age 9 and under to $7.00 for attained ages 60 and over, per $1,000 of initial specified amount of insurance); and

(c)	is the applicable surrender factor from the table below in which the policy year is determined.

With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

(a)	is an administrative charge based on the increase in the initial amount of insurance and the insured’s attained age on the effective date of the increase (ranging from $1.00 at attained age 9 and under to $7.00 for attained ages 60 and over, per $1,000 of increase in specified amount of insurance); and

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(b)	is the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

Surrender During Policy Year	Surrender Factor
1st through 7th	1.00
8th	0.80
9th	0.60
10th	0.40
11th	0.20
12th and later	0.00

If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured’s rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

Partial Surrender Charge

If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

Reduction of Charges

This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

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What Are the Supplemental Benefit Riders That I Can Buy?

We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.

Accidental Death Benefit Agreement

This Agreement provides an additional death benefit if the insured’s death results from accidental causes as defined in the Agreement. This Agreement is not available for all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. The benefits provided under the Agreement are subject to the provisions in the Agreement.

Additional Insured Term Insurance Agreement

This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life policy without evidence of insurability.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. This Agreement can be elected at any time, as long as the insured meets our underwriting requirements, and it is not available if you choose the Guaranteed Continuation of Policy Rider. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

Children’s Term Insurance Agreement

This Agreement provides term insurance on one or more children of the insured of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday, and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child’s twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge is a flat monthly charge of $0.15 per $1,000 of rider specified amount without regard to the number of children, their ages, or gender. The cost of insurance rate will not exceed $0.24 per $1,000 of rider specified amount per month. This Agreement can be elected at any time. The benefits provided by the Agreement are subject to the provisions in the Agreement.

Disability Waiver of Monthly Deduction Agreement

This Agreement provides a waiver of the monthly deductions from the value of the policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured’s sixty-fifth birthday. This Agreement can be elected at any time, as long as the insured meets underwriting requirements. The benefits provided under this Agreement are subject to the provisions of the Agreement.

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Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement

This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Agreement can be elected at any time, as long as the insured meets underwriting requirements. This benefit is subject to the provisions in the Agreement.

Guaranteed Continuation of Policy Agreement

This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the “total guaranteed continuation of policy premium.” The “total guaranteed continuation of policy premium” is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the “total guaranteed continuation of policy premium” is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available with either the Accidental Death Benefit Rider or the Additional Insured Term Insurance Rider. This benefit is subject to the provisions in the Agreement.

Guaranteed Option to Increase Specified Amount Agreement

This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This option is subject to the provisions in the Agreement.

Supplemental Term Insurance Agreement

This Agreement adds a term insurance benefit to the Policy. The term insurance benefit may not exceed four times the amount of insurance specified in the policy. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured.

The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

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You may add this Agreement to your base Policy only at the time you purchase your Policy.

Supplemental Exchange Agreement

The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange and the owner must surrender all rights in the Policy to be exchanged. This Agreement is automatically added to corporate-owned Policies.

Accelerated Death Benefit Agreement

The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:

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The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. In New Jersey and South Carolina, the maximum limit is $100,000 per policy. In New York, the amount of benefit that you can access will be not less than $50,000 or 25% of the face amount, and cannot exceed 50% of the face amount.

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The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less (24 months or less in Massachusetts). The physician may not be the owner, insured, beneficiary, or relative of the insured.

•	Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.

The amount you access under this Agreement will reduce the death benefit that is payable under the base Policy upon the death of the insured.

The Accelerated Death Benefit is automatically added to all base Policies with a face amount greater than $50,000 and issued after January 1, 1996. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment. The interest adjustment equals 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

General Rules and Limitations

Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

What Is a Policy Loan?

You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

Interest charged on a policy loan is 5% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Accounts. The special loan account will

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earn interest at 4% (or more at our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

If your Policy lapses (see What Payments Must Be Paid Under the Policy?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money From the Policy?

Full Surrender

You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.”

Partial Surrender

You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

•	the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

•	no more than four partial surrenders may be made in a policy year;

•	each partial surrender must be at least $250;

•	a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

•	during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

If you elect Death Benefit Option 1 (see How Much Life Insurance Does the Policy Provide? in this prospectus), a partial surrender may reduce your specific amount of insurance — by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy, and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

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Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

Can I Choose Different Payout Options Under the Policy?

Choosing a Payout Option

You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

Changing a Payment Option

You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact of Choosing a Payment Option

There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated Under Federal Income Tax Law?

Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming your Policy is not treated as a “modified endowment contract” under federal income tax law, distributions from the Policy are generally treated as first the return of investment in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy’s death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policy to qualify as a life

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insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

The Treasury Department has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner’s gross income. The Treasury Department has indicated that in regulations or additional revenue rulings under Section 817(d), (relating to the definition of a variable life insurance policy), it will provide guidance on the extent to which policy owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91, in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the Policies may need to be modified to comply with them.

IRC Qualification

Your Policy will be treated as a life insurance contract under federal income tax law if it passes the Guideline Premium/Cash Value Corridor Test.

•

Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy.

Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

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All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner’s becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s Beneficiary.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Other Tax Considerations

The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

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Are There Other Charges That Penn Mutual Could Deduct in the Future?

We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Do I Communicate With Penn Mutual?

General Rules

You may mail all checks for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

•	policy loans in excess of $50,000, partial surrenders in excess of $10,000, and full surrenders;

•	change of death benefit option;

•	changes in specified amount of insurance;

•	change of beneficiary;

•	election of payment option for policy proceeds; and

•	tax withholding elections.

You should mail or express these requests to our office. You should also send notice of the insured person’s death and related documentation to our office. Communications are not treated as “received” until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

You or the producer of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the producer of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions, including instructions from the producer of record, communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

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What Is the Timing of Transactions Under the Policy?

Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account. Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price. Death benefits will be based on values as of the date of death.

We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Does Penn Mutual Communicate With Me?

At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

Do I Have the Right to Cancel the Policy?

You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the “free look” period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the “free look” period. At the end of the period, the money will be transferred to the investment options you have chosen.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road,

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Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

We established Penn Mutual Variable Life Account I (the “Separate Account”) as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and qualifies as a “separate account” within the meaning of the federal securities laws.

Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from policy owners.

Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE INVESTMENT FUNDS

We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner’s policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Policies. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Policies through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales (up to 50% for a VUL II policy), 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of gross policy value during the second through tenth policy years, and a 0.25% of gross policy value after the first ten policy years.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also producers of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

35

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

36

APPENDIX A

Sample Minimum Initial Premiums

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the Insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

Issue Age of Insured	Sex of Insured	Basic Death Benefit	Minimum Initial Premium
25	M	$50,000	$289.00
30	F	$75,000	$459.00
35	M	$75,000	$651.00
40	F	$100,000	$931.00
45	M	$100,000	$1,368.00
50	F	$100,000	$1,456.00
55	M	$100,000	$2,257.00
60	F	$75,000	$1,787.00
65	M	$75,000	$2,950.00
70	F	$50,000	$2,117.00

A-1

APPENDIX B

Applicable Percentages

Attained Age	Percentage	Attained Age	Percentage
0-40	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	115
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95	100
60	130

B-1

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STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information (“SAI”), dated May 1, 2011, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

Penn Mutual Variable Life Account I’s Investment Company Act registration number is 811-05006.

PennMutual

Our Noble Purpose

Cornerstone VUL II is issued by The Penn Mutual Life Insurance Company on Policy form VU-94(S) and VU-94(U) and state variations thereof.

PM1553 05/11

PennMutual

Prospectus

Penn Mutual
Variable Life Account I

May 1, 2011

Cornerstone
Variable Universal Life Insurance III

PROSPECTUS

FOR

CORNERSTONE VUL III

a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA 19172

800-523-0650

The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Allianz Global Investors Capital
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

May 1, 2011

GUIDE TO READING THIS PROSPECTUS

This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

The prospectus is arranged as follows:

•	Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

•	Pages 5 to 12 provide tables showing fees and charges under the Policy.

•	Pages 12 to 14 provide tables showing fees and expenses of the funds underlying the Policy.

•	Pages 15 to 36 provide additional information about the Policy, in question and answer format.

•

Pages 36 to 38 provide information about The Penn Mutual Life Insurance Company (“Penn Mutual”), Penn Mutual Variable Life Account I (the “Separate Account”) and the underlying investment funds in which Policy reserves may be allocated.

Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

**********

The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

2

SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

Benefit Summary

The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

Death Benefit — While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

Premium Flexibility — Amounts you pay to us under your Policy are called “premiums” or “premium payments.” Within limits, you can make premium payments when you wish. That is why the Policy is called a “flexible premium” Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

Free Look Period — You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the “free look” period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

Five Year No-Lapse Feature — Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceed the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

Investment Options — The Policy allows you to allocate your policy value to the different investment options listed on page 1 of this prospectus.

Fixed Interest Option — In addition to the investment options described above, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%.

Transfers — Within limitations, you may transfer investment amounts from one investment account to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs — dollar-cost averaging and asset rebalancing.

Loans — You may take a loan on your Policy. You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

Surrenders and Withdrawals — You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.” In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

Taxes — Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the Policy is not treated as a “modified endowment contract” under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

3

Riders — For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

Risk Summary

Suitability — The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The Policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 11 policy years.

Investment Performance — The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

Lapse — Your Policy may terminate, or “lapse,” if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the five year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

Access to Cash Value — If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

Taxes — The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are not subject to income tax, but may be subject to Federal and state estate taxes. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

4

FEE TABLES

The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy.1 The first table describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge (load)	When a premium is paid.	4.0% of premium payments.[2]
Premium and Federal (DAC) Taxes	When a premium is paid.	3.5% of premium payments.
Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first 11 policy years	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) the “maximum surrender charge premium.”[3]
Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) $13.67 per $1,000 of specified amount.[3]
Additional Surrender Charges apply if the Policy is surrendered within the first 11 policy years, or within 11 years of any increase in the amount of insurance specified in your Policy[4]

Minimum Charge	When the Policy is surrendered.	$1 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 9 or younger at the date of issue or increase.

Maximum Charge	When the Policy is surrendered.	$7 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 60 or older at the date of issue or increase.

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	$5 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 45 at the date of issue or increase.
Partial Surrender Charge	When you partially surrender your Policy.	Lesser of $25 or 2.0% of the amount surrendered.
Transfer Charge
Current Charge	When you make a transfer.	$0.00[5]
Guaranteed Maximum Charge	When you make a transfer.	$10.00

5

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Loans[6]
Gross Interest Charge	End of each policy year.	Annual rate of 4.0% (before credit from interest paid on collateral held in special loan account).
Net Interest Charge[7]	End of each policy year.	Annual rate of 1.0% (after credit from interest paid on collateral held in special loan account).[8]

1.	See What Are the Fees and Charges Under the Policy? in this prospectus for additional information.
2.	The sales charge imposed on premiums (load) is currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge.
3.	The “maximum surrender charge premium” is determined separately for each Policy, and takes into account the individual underwriting characteristics of the insured. The “maximum surrender charge premium” is stated in each Policy. Commencing in the eighth policy year and continuing through the eleventh policy year, the deferred sales charge decreases each year, after which there is no longer a charge.
4.	The “other surrender charge” under the Policies vary depending on the age of the insured. More information concerning the “other surrender charge” is stated in each Policy. Commencing in the eighth policy year and continuing through the eleventh policy year, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge; and commencing eight years after any increase in the specified amount of insurance and continuing through the end of eleven years after the increase, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge.
5.	No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option. We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).
6.	You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account as collateral for the loan. See What Is a Policy Loan? in this prospectus for additional information about Policy Loans.
7.	“Net Interest Charge” means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.
8.	On a guaranteed basis, after the tenth policy year, we will credit interest to the special loan account at the rate of 3.75% (which will result in a Net Interest Charge of 0.25% in those years.)

The next table describes charges that a policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under the Policy Not Including Operating Expenses of Underlying Investment Funds
Policy Charges	When Charge is Deducted	Amount Deducted
Cost of Insurance Charges[1]:
Current Charges	Monthly	Minimum of $0.0399 to maximum of $21.5319, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.333, per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45

6

Periodic Charges Under the Policy Not Including Operating Expenses of Underlying Investment Funds
Policy Charges	When Charge is Deducted	Amount Deducted
Current Charges	Monthly	$0.1567 per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk.
Mortality and Expense Risk Charge:
Mortality and Expense Risk Charge	Daily	0.90% annually from the policy value that is allocated to the funds.[2]
Administrative Fees:	Monthly

The charge has three parts:

(a) $9.00.[3]

(b) For the first 12 months following the policy date, $0.10 per $1,000 of initial specified amount of insurance.

(c) For the first 12 months following an increase in the specified amount of insurance, $0.10 per $1,000 of the increase in specified amount of insurance.

1.	The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. Your Policy will state the guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance in this prospectus.
2.	The charge is currently reduced to 0.45% annually. See What Are the Fees and Charges Under the Policy? — Daily Mortality and Expense Risk Charge in this prospectus for additional information about this charge.
3.	This sub-part of the charge is currently reduced to $8.00.

The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
1. Accidental Death Benefit:
Cost of Insurance[1]
Current Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.

7

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Guaranteed Maximum Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.
Guaranteed Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.
2. Additional Insured Term Insurance Agreement:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0559 to maximum of $3.0371, per $1,000 of additional insured term insurance benefit.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $4.2109, per $1,000 of additional insured term insurance benefit.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.2645 per $1,000 of additional insured term insurance benefit.
Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of additional insured term insurance benefit.
Administrative Charges
First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
3. Business Accounting Benefit[2]:
Administrative Charges
First eleven years of the Policy	Monthly	$0.03 per $1,000 of original specified amount of insurance.
First eleven years after an increase in the specified amount of insurance	Monthly	$0.03 per $1,000 of increase in specified amount of insurance.

8

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
4. Children’s Term Insurance Agreement:
Cost of Insurance Charges[1]
Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.
Guaranteed Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.
5. Disability Waiver of Monthly Deduction:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.
6. Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement:
Disability Waiver of Monthly Deduction
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.
Disability Monthly Premium Deposit
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.03 to maximum of $0.96, per $100 of the stipulated premium in the Policy.

9

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Guaranteed Maximum Charges	Monthly	Minimum of $0.03 to maximum of $0.96, per $100 of the stipulated premium in the Policy.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.12 per $100 of the stipulated premium in the Policy.
Guaranteed Maximum Charges	Monthly	$0.12 per $100 of the stipulated premium in the Policy.
7. Guaranteed Continuation of Policy:
Cost of Insurance	Monthly	$0.01 per $1,000 of specified amount of insurance.
8. Guaranteed Option to Extend Maturity Date:
Cost of Insurance Charges[1]
Current Charges	Monthly	No charge.
Guaranteed Maximum Charges	Monthly	Minimum of $2.80 to maximum of $6.30, per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	No charge.
Guaranteed Maximum Charges	Monthly	$0 per $1,000 of net amount at risk.
9. Guaranteed Option to Increase Specified Amount:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.
Charge for a representative non-tobacco male insured, age 25
Current Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.
Guaranteed Maximum Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.

10

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
10.Return of Premium Term Insurance:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0559 to maximum of $26.1662, per $1,000 of term insurance.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $83.3333, per $1,000 of term insurance.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.1592 per $1,000 of term insurance.
Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of term insurance.
11.Supplemental Term Insurance Agreement[3]:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0441 to maximum of $26.1662, per $1,000 of net amount at risk attributable to the term insurance benefit.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.3333, per $1,000 of net amount at risk attributable to the term insurance benefit.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.1592 per $1,000 of net amount at risk attributable to the term insurance benefit.
Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk attributable to the term insurance benefit.
Administrative Charges
First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
12.Supplemental Exchange Agreement:
Current Charges	Monthly	No charge.
Guaranteed Maximum Charges	Monthly	No charge.
13.Accelerated Death Benefit:
Administrative Charge

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Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Current Charge	When Benefit is Exercised	One time charge of 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.
Guaranteed Maximum Charge	When Benefit is Exercised	One time charge of 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

1.	The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Benefit Riders That I Can Buy? in this prospectus.
2.	This rider is not available to all persons. See What Are the Supplemental Benefit Riders That I Can Buy? — Business Accounting Benefit in this prospectus for additional information.
3.	For purposes of determining the allocation of net amount at risk between the specified amount of insurance in the Policy, and the term insurance benefit, the policy value will be allocated as follows: first to the initial term insurance benefit segment, then to any segments resulting from increases in the term insurance benefit in the order of the increases, then to the initial specified amount segment, and then to any segments resulting from increases in the specified amount in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the policy value will be allocated to the most recent increase in the specified amount in the Policy.

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.

	Minimum:	Maximum:
Maximum and Minimum Total Fund Operating Expenses (expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.36%	1.86%

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The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses(1)	Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.29%	0.01%	0.48%	0.00%		0.48%
Limited Maturity Bond	0.30%	0.28%	0.02%	0.60%	0.00%		0.60%
Quality Bond	0.31%	0.27%	0.03%	0.61%	0.00%		0.61%
High Yield Bond	0.50%	0.35%	0.00%	0.85%	0.00%		0.85%
Flexibly Managed	0.60%	0.25%	0.00%	0.85%	0.00%		0.85%
Balanced	0.00%	0.24%	0.44%	0.68%	0.06	%(2)	0.62%
Large Growth Stock	0.63%	0.31%	0.00%	0.94%	0.00%		0.94%
Large Cap Growth	0.55%	0.40%	0.00%	0.95%	(0.05	%)(4)	1.00	%(3)
Large Core Growth	0.60%	0.29%	0.00%	0.89%	0.00%		0.89	%(3)
Large Cap Value	0.60%	0.29%	0.01%	0.90%	0.00%		0.90%
Large Core Value	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%
Index 500	0.07%	0.29%	0.00%	0.36%	0.00%		0.36%
Mid Cap Growth	0.70%	0.30%	0.00%	1.00%	0.00%		1.00	%(3)
Mid Cap Value	0.55%	0.29%	0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.39%	0.01%	1.12%	0.00%		1.12	%(3)
SMID Cap Growth	0.75%	0.48%	0.01%	1.24%	0.18	%(2)	1.06	%(3)
SMID Cap Value	0.95%	0.41%	0.01%	1.37%	0.22	%(2)	1.15	%(3)
Small Cap Growth	0.75%	0.33%	0.00%	1.08%	0.00%		1.08	%(3)
Small Cap Value	0.85%	0.30%	0.01%	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.00%	0.01%	1.31%	0.75	%(2)	0.56%
Developed International Index	0.30%	0.91%	0.00%	1.21%	0.62	%(2)	0.59%
International Equity	0.85%	0.39%	0.01%	1.25%	0.00%		1.25%
Emerging Markets Equity	1.18%	0.89%	0.01%	2.08%	0.22	%(2)	1.86%
Real Estate Securities	0.70%	0.31%	0.00%	1.01%	0.00%		1.01	%(3)
Aggressive Allocation	0.10%	0.30%	0.92%	1.32%	0.07	%(2)	1.25%
Moderately Aggressive Allocation	0.10%	0.22%	0.86%	1.18%	(0.01	%)(5)	1.19%
Moderate Allocation	0.10%	0.22%	0.79%	1.11%	0.00%		1.11%
Moderately Conservative Allocation	0.10%	0.24%	0.69%	1.03%	0.01	%(2)	1.02%
Conservative Allocation	0.10%	0.25%	0.61%	0.96%	0.02	%(2)	0.94%

(1)	Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.
(2)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain Funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.85%
Aggressive Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

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(3)	Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Large Cap Growth	0.96%
Large Core Growth	0.85%
Mid Cap Growth	0.97%
Mid Core Value	1.10%
SMID Cap Growth	0.96%
SMID Cap Value	1.13%
Small Cap Growth	1.06%
Real Estate Securities	0.99%

(4)	Pursuant to an agreement with Penn Mutual, this portion of the previously waived administrative fee was recouped during 2010.
(5)	Pursuant to an agreement with Penn Mutual and Independence Capital Management, Inc., this portion of the previously waived management fee was recouped during 2010.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

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QUESTIONS AND ANSWERS

This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.

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What Is the Policy?

The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first two pages of this prospectus) and to a fixed interest account where the value will accumulate interest.

You will have several options under the Policy. Here are some major ones:

•	Determine when and how much you pay to us

•	Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

•	Borrow money

•	Change the beneficiary

•	Change the amount of insurance protection

•	Change the death benefit option you have selected

•	Surrender or partially surrender your Policy for all or part of its net cash surrender value

•	Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

Most of these options are subject to limits that are explained later in this prospectus.

If you want to purchase a Policy, you must complete an application and submit it to one of our authorized producers. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the policy date after we accept the application.

The maturity date of a Policy is the policy anniversary nearest the insured’s 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan, including any capitalized interest on any such loan (“Net Policy Value”) on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the Net Policy Value.

Who Owns the Policy?

You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options and the right to surrender the Policy. Whenever we have used the term “you” in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

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What Payments Must I Make Under the Policy?

Premium Payments

Amounts you pay to us under your Policy are called “premiums” or “premium payments.” The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums (also referred to as no-lapse premiums) are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a “flexible premium” Policy.

Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium/Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a “modified endowment contract” under the Code; you could incur a penalty on the amount you take out of a “modified endowment contract.” We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a “modified endowment contract” under the Code. See How Much Life Insurance Does the Policy Provide? and How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

Planned Premiums

The Policy Specifications page of your Policy will show the “planned premium” for the Policy. You choose this amount in the policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums — annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay policy charges. See Five Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

We will also accept premiums:

•	by wire or by exchange from another insurance company,

•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

•	if we agree to it, through a salary deduction plan with your employer.

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You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Five Year No-Lapse Feature

Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

(a)	is the total premiums you have paid, less any partial surrenders you made; and

(b)	is the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

If you had increased the specified amount of insurance under your Policy during the first three policy years prior to December 15, 2008, we will extend the no-lapse provision by two additional years after the effective date of the increase.

If you had not previously increased the specified amount of insurance under your Policy during the first three policy years prior to December 15, 2008 and you increase the specified amount of insurance during the first five policy years on or after December 15 2008, the no-lapse period will be extended by five policy years after the effective date of the increase.

The “no-lapse premium” will generally be less than the monthly equivalent of the planned premium you specified.

The five year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See What Is a Policy Loan? in this prospectus.

Lapse and Reinstatement

If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the five year no-lapse feature is not in effect, we will notify you how much premium you will need to pay to keep the Policy in force. You will have a 61 day “grace period” from the date we notify you to make that payment. If you don’t pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

If the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

Premiums Upon an Increase in the Specified Amount

If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See Can I Change Insurance Coverage Under the Policy? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

How Are Amounts Credited to the Separate Account?

From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

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When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period. A valuation period is the period from one valuation of Separate Account assets to the next.

For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is determined by dividing (a) by (b), where

(a)	is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the “ex-dividend date” occurs in the valuation period and the deduction of the daily mortality and expense risk charge; and

(b)	is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

How Much Life Insurance Does the Policy Provide?

In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the “specified amount” of insurance. The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 ages 71 to 85).

Death Benefit Options

When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

Option 1 — The death benefit is the greater of (a) the specified amount of insurance, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

Option 2 — The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

The “applicable percentages” depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the “applicable percentage” is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the “applicable percentages” will vary by attained age and the insurance risk characteristics. Tables showing “applicable percentages” are included in Appendix B.

If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

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Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under the Policy?

Change of Death Benefit Option

You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•	after the change, the specified amount of insurance must be at least $50,000;

•	no change may be made in the first policy year and no more than one change may be made in any policy year; and

•	if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

You may increase the specified amount of insurance, subject to the following conditions:

•	you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•	any increase in the specified amount must be at least $10,000; and

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

If you had increased the specified amount of insurance under your Policy during the first three policy years prior to December 15th, 2008, we will extend the no-lapse provision by two additional years after the effective date of the increase.

If you had not previously increased the specified amount of insurance under your Policy during the first three policy years prior to December 15th, 2008 and you increase the specified amount of insurance during the first five policy years on or after December 15, 2008, the no-lapse period will be extended by five policy years after the effective date of the increase.

You may decrease the specified amount of insurance, subject to the following conditions:

•	no change may be made in the first policy year;

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•	no decrease may be made within one year of an increase in the specified amount; and

•	any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

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Exchange of Policies

For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See What Are the Supplemental Benefits That I Can Buy? – Supplemental Exchange Agreement in this prospectus.

Tax Consequences of Changing Insurance Coverage

See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Is the Value of My Policy?

Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3.0%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

At any time, your policy value is equal to:

•	the net premiums you have paid;

•	plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

•	plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

•	minus policy charges we deduct; and

•	minus partial surrenders you have made.

If you borrow money under your Policy, other factors affect your policy value. See What Is a Policy Loan? in this prospectus.

How Can I Change the Policy’s Investment Allocations?

Future Premium Payments

You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

•	the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

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•	if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

•	we may defer transfers under certain conditions;

•	transfers may not be made during the free look period; and

•	transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks

We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts. Frequent exchanges among subaccounts and market timing by policy owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance-dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short–term trading by policy owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

Frequent Trading Policies

We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy. If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

1.	A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

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2.	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the policy owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

3.	Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging

This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount of the transfers. You may dollar cost average from the money market variable investment option for up to 60 months. All transfers occur on the 15th of the month. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against loss in a declining market. To begin the program, the planned premium for the year must be at least $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

Asset Rebalancing

This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

What Are the Fees and Charges Under the Policy?

Premium Charge

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Premium Charge — 7.5% (currently reduced to 5.75% of all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy year two and later) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4.0% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

Monthly Deductions

•	Insurance Charge — A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance

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charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age and the insurance risk characteristics. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured’s attained age increases. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, a non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a “substandard class”). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

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Administrative Charge — A monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $9 (currently, the flat charge is $8—we will notify you in advance if we change our current rates); and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance), and for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

•	Optional Supplemental Benefit Charges — Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Daily Mortality and Expense Risk Charge

A daily charge to cover mortality and expense risk. We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% annually for the duration of the policy. Our current charge is 0.45% annually. We will notify you in advance if we change our current rates. We may realize a profit from the charge, and if we do, it will become part of our surplus. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amount we charge for administration.

Transfer Charge

We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

Surrender Charge

If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

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With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

(a)	is 25% of the lesser of (i) the sum of all premiums paid, and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

(b)	is an administrative charge based on the initial amount of insurance and the insured’s age at the issue date (ranging from $1.00 for attained ages 9 and under to $7.00 for attained ages 60 and over, per $1,000 of initial specified amount of insurance); and

(c)	is the applicable surrender factor from the table below in which the policy year is determined.

With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

(a)	is an administrative charge based on the increase in the initial amount of insurance and the insured’s attained age on the effective date of the increase (ranging from $1.00 for attained ages 9 and under to $7.00 for attained ages 60 and over, per $1,000 of increase in specified amount of insurance); and

(b)	is the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

Surrender During Policy Year	Surrender Factor
1st through 7th	1.00
8th	0.80
9th	0.60
10th	0.40
11th	0.20
12th and later	0.00

If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured’s rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

Partial Surrender Charge

If you partially surrender your Policy, we will deduct the lesser of $25 or 2.0% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

Reduction of Charges

This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is

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expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

What Are the Supplemental Benefit Riders That I Can Buy?

We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.

Accidental Death Benefit Agreement

This Agreement provides an additional death benefit if the insured’s death results from accidental causes as defined in the Agreement. This Agreement is not available for all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. The benefits provided under the Agreement are subject to the provisions in the Agreement.

Additional Insured Term Insurance Agreement

This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life policy without evidence of insurability.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. This Agreement can be elected at any time, as long as the insured meets our underwriting requirements, and it is not available if you choose the Guaranteed Continuation of Policy Rider. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

Business Accounting Benefit Agreement

This Agreement provides enhanced early year cash surrender values for Policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan. Under this Agreement, during the first eleven policy years we will deduct a monthly charge of up to $0.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $0.03 per $1,000 of increases in the specified amount of

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insurance during the first eleven policy years after the increase. Decreases in coverage do not affect the charge for this Agreement. The $0.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume. You may add this Agreement to your base Policy only at the time you purchase your Policy. The benefits provided under the Agreement are subject to all provisions of the Agreement.

Children’s Term Insurance Agreement

This Agreement provides term insurance on one or more children of the insured of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child’s twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge is a flat monthly charge of $0.15 per $1,000 of rider specified amount without regard to the number of children, their ages, or gender. The cost of insurance rate will not exceed $0.24 per $1,000 of rider specified amount per month. This Agreement can be elected at any time. The benefits provided by the Agreement are subject to the provisions in the Agreement.

Disability Waiver of Monthly Deduction Agreement

This Agreement provides a waiver of the monthly deductions from the value of the policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured’s sixty-fifth birthday. This Agreement can be elected at any time, as long as the insured meets underwriting requirements. The benefits provided under this Agreement are subject to the provisions of the Agreement.

Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement

This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Agreement can be elected at any time, as long as the insured meets underwriting requirements. This benefit is subject to the provisions in the Agreement.

Guaranteed Continuation of Policy Agreement

This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the “total guaranteed continuation of policy premium.” The “total guaranteed continuation of policy premium” is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the “total guaranteed continuation of policy premium” is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. You may add

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this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available with any of the following riders: Accidental Death Benefit; Additional Insured Term Insurance; or Return of Premium Term Insurance. This benefit is subject to the provisions in the Agreement.

Guaranteed Option to Extend Maturity Date Agreement

This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Agreement can be elected at any time prior to age 90. The option to extend the maturity date is subject to the provisions in the Agreement.

Guaranteed Option to Increase Specified Amount Agreement

This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This option is subject to the provisions in the Agreement.

Return of Premium Term Insurance Agreement

This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthiversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Guaranteed Continuation of Policy Rider. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

Supplemental Term Insurance Agreement

This Agreement adds a term insurance benefit to the Policy. The term insurance benefit may not exceed four times the amount of insurance specified in the policy. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured.

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The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

You may add this Agreement to your base Policy only at the time you purchase your Policy.

Supplemental Exchange Agreement

The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, the owner must surrender all rights in the Policy to be exchanged. This Agreement is automatically added to corporate-owned Policies.

Accelerated Death Benefit Agreement

The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:

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The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. In New Jersey and South Carolina, the maximum limit is $100,000 per policy. In New York, the amount of benefit that you can access will be not less than $50,000 or 25% of the face amount, and cannot exceed 50% of the face amount.

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The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less (24 months or less in Massachusetts). The physician may not be the owner, insured, beneficiary, or relative of the insured.

•	Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.

The amount you access under this Agreement will reduce the death benefit that is payable under the base Policy upon the death of the insured.

The Accelerated Death Benefit is automatically added to all base Policies with a face amount greater than $50,000 and issued after January 1, 1996. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment. The interest adjustment equals 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

General Rules and Limitations

Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

What Is a Policy Loan?

You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

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Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. With the interest we credit to the special loan account, the net cost of the policy loan is 1.0% during the first ten policy years and 0.25% thereafter.

You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

If your Policy lapses (see What Payments Must Be Paid Under the Policy?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money From the Policy?

Full Surrender

You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.”

Partial Surrender

You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

•	the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

•	no more than four partial surrenders may be made in a policy year;

•	each partial surrender must be at least $250;

•	a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

•	during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

If you elect Death Benefit Option 1 (see How Much Life Insurance Does the Policy Provide? in this prospectus), a partial surrender may reduce your specific amount of insurance – by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy, and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

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Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

Can I Choose Different Payout Options Under the Policy?

Choosing a Payout Option

You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

Changing a Payment Option

You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

How Is the Policy Treated Under Federal Income Tax Law?

Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming your Policy is not treated as a “modified endowment contract” under federal income tax law, distributions from the Policy are generally treated as first the return of investment in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy’s death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

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The Treasury Department has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner’s gross income. The Treasury Department has indicated that in regulations or additional revenue rulings under Section 817(d), (relating to the definition of a variable life insurance policy), it will provide guidance on the extent to which policy owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the Policies may need to be modified to comply with them.

IRC Qualification

Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests — a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

•	Cash Value Accumulation Test — Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

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Guideline Premium/Cash Value Corridor Test — The Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

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Due to the Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner’s becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s Beneficiary.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Tax Consequences of the Guaranteed Option to Extend Maturity Date

The Guaranteed Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

33

Other Tax Considerations

The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Do I Communicate With Penn Mutual?

General Rules

You may mail all checks for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

•	policy loans in excess of $50,000, partial surrenders in excess of $10,000, and full surrenders;

•	change of death benefit option;

•	changes in specified amount of insurance;

•	change of beneficiary;

•	election of payment option for policy proceeds; and

•	tax withholding elections.

You should mail or express these requests to our office. You should also send notice of the insured person’s death and related documentation to our office. Communications are not treated as “received” until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our

34

business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

You or the producer of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the producer of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions, including instructions from the producer of record, communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

What Is the Timing of Transactions Under the Policy?

Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account. Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price. Death benefits will be based on values as of the date of death.

We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3.0% per year compounded annually while it is deferred.

How Does Penn Mutual Communicate With Me?

At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

35

Do I Have the Right to Cancel the Policy?

You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the “free look” period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the “free look” period. At the end of the period, the money will be transferred to the investment options you have chosen.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

We established Penn Mutual Variable Life Account I (the “Separate Account”) as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and qualifies as a “separate account” within the meaning of the federal securities laws.

Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from policy owners.

Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE INVESTMENT FUNDS

We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner’s policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The

36

number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Policies. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Policies through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales, 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of gross policy value during the second through tenth policy years, and a 0.25% of gross policy value after the first ten policy years.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

37

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also producers of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

38

APPENDIX A

Sample Minimum Initial Premiums

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

Issue Age of Insured	Sex of Insured	Base Death Benefit	Minimum Initial Premium
25	M	$50,000	$286
30	F	$75,000	$390
35	M	$75,000	$448
40	F	$100,000	$640
45	M	$100,000	$827
50	F	$100,000	$975
55	M	$100,000	$1,377
60	F	$75,000	$1,155
65	M	$75,000	$2,022
70	F	$50,000	$1,327

A-1

APPENDIX B

Applicable Percentages Under the Guideline Premium / Cash Value Corridor Test

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-40	250%	51	178%	62	126%	73	109%	84	105%
41	243%	52	171%	63	124%	74	107%	85	105%
42	236%	53	164%	64	122%	75	105%	86	105%
43	229%	54	157%	65	120%	76	105%	87	105%
44	222%	55	150%	66	119%	77	105%	88	105%
45	215%	56	146%	67	118%	78	105%	89	105%
46	209%	57	142%	68	117%	79	105%	90	105%
47	203%	58	138%	69	116%	80	105%	91	104%
48	197%	59	134%	70	115%	81	105%	92	103%
49	191%	60	130%	71	113%	82	105%	93	102%
50	185%	61	128%	72	111%	83	105%	94-99	101%

B-1

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Non-Smoker

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-19	N/A	36	417.61%	53	240.32%	69	156.24%	85	119.81%
20	699.48%	37	403.76%	54	233.12%	70	152.83%	86	118.55%
21	679.26%	38	390.40%	55	226.22%	71	149.57%	87	117.38%
22	659.36%	39	377.52%	56	219.61%	72	146.49%	88	116.28%
23	639.73%	40	365.11%	57	213.30%	73	143.58%	89	115.23%
24	620.39%	41	353.15%	58	207.25%	74	140.85%	90	114.21%
25	601.33%	42	341.65%	59	201.45%	75	138.30%	91	113.20%
26	582.53%	43	330.57%	60	195.91%	76	135.91%	92	112.17%
27	564.06%	44	319.91%	61	190.60%	77	133.67%	93	111.08%
28	545.97%	45	309.63%	62	185.53%	78	131.57%	94	109.92%
29	528.29%	46	299.75%	63	180.70%	79	129.58%	95	108.65%
30	511.04%	47	290.24%	64	176.09%	80	127.70%	96	107.27%
31	494.24%	48	281.10%	65	171.71%	81	125.91%	97	105.80%
32	477.93%	49	272.29%	66	167.55%	82	124.22%	98	104.25%
33	462.11%	50	263.82%	67	163.60%	83	122.64%	99	102.60%
34	446.78%	51	255.67%	68	159.83%	84	121.17%	100	100.00%
35	431.94%	52	247.84%
Female Non-Smoker

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-19	N/A	36	468.31%	53	270.97%	69	171.23%	85	122.77%
20	796.54%	37	452.83%	54	262.85%	70	166.87%	86	121.08%
21	771.20%	38	437.93%	55	255.03%	71	162.66%	87	119.50%
22	746.54%	39	423.58%	56	247.50%	72	158.63%	88	118.03%
23	722.57%	40	409.78%	57	240.24%	73	154.80%	89	116.64%
24	699.24%	41	396.51%	58	233.24%	74	151.16%	90	115.32%
25	676.63%	42	383.77%	59	226.46%	75	147.74%	91	114.03%
26	654.62%	43	371.51%	60	219.89%	76	144.52%	92	112.76%
27	633.28%	44	359.71%	61	213.54%	77	141.49%	93	111.49%
28	612.56%	45	348.34%	62	207.41%	78	138.64%	94	110.17%
29	592.47%	46	337.38%	63	201.52%	79	135.95%	95	108.79%
30	572.99%	47	326.82%	64	195.89%	80	133.39%	96	107.34%
31	554.12%	48	316.63%	65	190.51%	81	130.98%	97	105.82%
32	535.83%	49	306.81%	66	185.37%	82	128.71%	98	104.26%
33	518.10%	50	297.34%	67	180.47%	83	126.58%	99	102.60%
34	500.93%	51	288.22%	68	175.76%	84	124.60%	100	100.00%
35	484.36%	52	279.43%

B-2

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Smoker

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-19	N/A	36	342.96%	53	206.34%	69	144.93%	85	118.30%
20	567.36%	37	331.98%	54	201.00%	70	142.45%	86	117.35%
21	551.35%	38	321.41%	55	195.91%	71	140.09%	87	116.44%
22	535.65%	39	311.26%	56	191.05%	72	137.84%	88	115.56%
23	520.14%	40	301.52%	57	186.43%	73	135.71%	89	114.71%
24	504.81%	41	292.18%	58	182.01%	74	133.71%	90	113.85%
25	489.67%	42	283.23%	59	177.78%	75	131.84%	91	112.97%
26	474.70%	43	274.66%	60	173.72%	76	130.10%	92	112.04%
27	459.94%	44	266.46%	61	169.84%	77	128.48%	93	111.02%
28	445.46%	45	258.59%	62	166.14%	78	126.96%	94	109.89%
29	431.30%	46	251.07%	63	162.61%	79	125.52%	95	108.65%
30	417.48%	47	243.85%	64	159.26%	80	124.15%	96	107.27%
31	404.05%	48	236.93%	65	156.08%	81	122.84%	97	105.80%
32	391.02%	49	230.29%	66	153.08%	82	121.59%	98	104.25%
33	378.39%	50	223.92%	67	150.23%	83	120.42%	99	102.60%
34	366.17%	51	217.79%	68	147.52%	84	119.32%	100	100.00%
35	354.36%	52	211.94%

Female Smoker

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-19	N/A	36	413.45%	53	247.46%	69	163.93%	85	121.86%
20	700.22%	37	400.10%	54	240.74%	70	160.19%	86	120.34%
21	677.90%	38	387.29%	55	234.28%	71	156.56%	87	118.94%
22	656.20%	39	375.01%	56	228.06%	72	153.07%	88	117.61%
23	635.13%	40	363.24%	57	222.06%	73	149.74%	89	116.35%
24	614.65%	41	351.98%	58	216.25%	74	146.59%	90	115.11%
25	594.81%	42	341.22%	59	210.60%	75	143.63%	91	113.90%
26	575.52%	43	330.93%	60	205.10%	76	140.85%	92	112.70%
27	556.84%	44	321.06%	61	199.75%	77	138.24%	93	111.46%
28	538.74%	45	311.58%	62	194.58%	78	135.78%	94	110.17%
29	521.19%	46	302.46%	63	189.59%	79	133.44%	95	108.79%
30	504.21%	47	293.69%	64	184.82%	80	131.22%	96	107.34%
31	487.80%	48	285.25%	65	180.27%	81	129.11%	97	105.82%
32	471.91%	49	277.11%	66	175.93%	82	127.12%	98	104.26%
33	456.54%	50	269.27%	67	171.78%	83	125.23%	99	102.60%
34	441.67%	51	261.73%	68	167.79%	84	123.48%	100	100.00%
35	427.33%	52	254.46%

B-3

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STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information (“SAI”), dated May 1, 2011, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

Penn Mutual Variable Life Account I’s Investment Company Act registration number is 811-05006.

PennMutual

Our Noble Purpose

Cornerstone VUL III is issued by The Penn Mutual Life Insurance Company on Policy Form VU-99 (S) and VU-99 (U) and state variations thereof.

PM1554 05/11

PennMutual

Prospectus

Penn Mutual
Variable Life Account I

May 1, 2011

Cornerstone
Variable Universal Life Insurance IV

PROSPECTUS

FOR

CORNERSTONE VUL IV

a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA 19172

800-523-0650

The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Allianz Global Investors Capital
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

May 1, 2011

GUIDE TO READING THIS PROSPECTUS

This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

The prospectus is arranged as follows:

•	Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

•	Pages 5 to 13 provide tables showing fees and charges under the Policy.

•	Pages 13 to 15 provide tables showing fees and expenses of the funds underlying the Policy.

•	Pages 16 to 43 provide additional information about the Policy, in question and answer format.

•

Pages 43 to 45 provide information about The Penn Mutual Life Insurance Company (“Penn Mutual”), Penn Mutual Variable Life Account I (the “Separate Account”) and the underlying investment funds in which Policy reserves may be allocated.

•

Appendices A, B, C and D, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

**********

The prospectuses of the funds that accompany this prospectus contain important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

Benefit Summary

The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

Death Benefit — While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

Premium Flexibility — Amounts you pay to us under your Policy are called “premiums” or “premium payments.” Within limits, you can make premium payments when you wish. That is why the Policy is called a “flexible premium” Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

Free Look Period — You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the “free look” period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

Five Year No-Lapse Feature —Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceed the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

Investment Options — The Policy allows you to allocate your policy value to the different investment options listed on page 1 of this prospectus.

Fixed Interest Option — In addition to the investment options described above, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%.

Transfers — Within limitations, you may transfer investment amounts from one investment account to another and to and from the fixed interest option. In addition, the Policy offers three automated transfer programs — two dollar cost averaging programs and one asset rebalancing program.

Loans — You may take a loan on your Policy. You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

Surrenders and Withdrawals — You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.” In addition, you may make partial withdrawals (subject to limitations) from your net cash surrender value.

Taxes — Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the Policy is not treated as a “modified endowment contract” under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

Riders — For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

Risk Summary

Suitability — The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The Policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 11 policy years.

Investment Performance — The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your net cash surrender value. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

Lapse — Your Policy may terminate, or “lapse,” if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the five year no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

Access to Cash Value — If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

Taxes — The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. Death benefits paid under life insurance policies are not subject to income tax, but may be subject to Federal and state estate taxes. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

FEE TABLES

The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy.1/ The first table describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge (load)	When a premium is paid.	4.0% of premium payments.[2]
Premium and Federal (DAC) Taxes	When a premium is paid.	3.5% of premium payments.
Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first 11 policy years	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) the “maximum surrender charge premium.”[3]
Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	25% of the lesser of (i) premiums paid and (ii) $14.35 per $1,000 of specified amount.[3]
Additional Surrender Charges apply if the Policy is surrendered within the first 11 policy years, or within 11 years of any increase in the amount of insurance specified in your Policy[4]

Minimum Charge	When the Policy is surrendered.	$1 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 9 or younger at the date of issue or increase.

Maximum Charge	When the Policy is surrendered.	$7 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 60 or older at the date of issue or increase.
Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	$5 per $1,000 of initial specified amount of insurance or increase in specified amount of insurance, for insured age 45 at the date of issue or increase.
Partial Surrender Charge	When you partially surrender your Policy.	Lesser of $25 or 2.0% of the amount surrendered.
Transfer Charge

Current Charge	When you make a transfer.	$0.00[5]

Guaranteed Maximum Charge	When you make a transfer.	$10.00

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Loans[6]
Gross Interest Charge	End of each policy year.	Annual rate of 4.0% (before credit from interest paid on collateral held in special loan account).
Net Interest Charge[7]	End of each policy year.	Annual rate of 1.0% (after credit from interest paid on collateral held in special loan account).[8]

1.	See What Are the Fees and Charges Under the Policy? in this prospectus for additional information.
2.	The sales charge imposed on premiums (load) is currently reduced to 1.5%.
3.	The “maximum surrender charge premium” is determined separately for each Policy and takes into account the individual underwriting characteristics of the insured. The “maximum surrender charge premium” is stated in each Policy. Commencing in the eighth policy year and continuing through the eleventh policy year, the deferred sales charge decreases each year, after which there is no longer a charge.
4.	The “other surrender charge” under the Policies vary depending on the age of the insured. More information concerning the “other surrender charge” is stated in each Policy. Commencing in the eighth policy year and continuing through the eleventh policy year, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge; and commencing eight years after any increase in the specified amount of insurance and continuing through the end of eleven years after the increase, the surrender charge decreases each year in proportional amounts, after which there is no longer a charge.
5.	No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option. We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).
6.	You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account as collateral for the loan. See What Is a Policy Loan? in this prospectus for additional information about Policy Loans.
7.	“Net Interest Charge” means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.
8.	The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York). On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.25% thereafter (0.0% thereafter in New York). The special loan account currently earns interest at 3.0% during the first ten policy years and 4.0% thereafter. On a current basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.0% thereafter.

The next table describes charges that a policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under the Policy Not Including Operating Expenses of Underlying Investment Funds
Policy Charges	When Charge is Deducted	Amount Deducted
Cost of Insurance Charges[1]:
Current Charges	Monthly	Minimum of $0.0093 to maximum of $22.9004, per $1,000 of net amount at risk.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.3333, per $1,000 of net amount at risk.

Periodic Charges Under the Policy Not Including Operating Expenses of Underlying Investment Funds
Policy Charges	When Charge is Deducted	Amount Deducted
Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.2217 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk.
Mortality and Expense Risk Charge:
Mortality and Expense Risk Face Amount Charge	Monthly	For first 120 months following policy date, the charges range from a minimum of $0.07 per $1,000 of initial specified amount of insurance for female age 5 or under, up to a maximum of $0.29 per $1,000 of initial specified amount of insurance, for male age 85 or older. A similar charge applies to an increase in the specified amount of insurance, for the first 120 months following the increase.[2]
Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.18 per $1,000 of initial specified amount of insurance.

Guaranteed Maximum Charges	Monthly	$0.18 per $1,000 of initial specified amount of insurance.
Mortality and Expense Risk Asset Charge	Monthly	0.60% annually of the first $50,000 of policy value and 0.30% annually of the policy value in excess of that amount.[3]
Administrative Charges:	Monthly	$9.00[4]

1.	The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. Your Policy will state the guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance in this prospectus.
2.	The mortality and expense risk face amount charges are currently reduced. During the first 60 months following the policy date, the charges range from $0.06 per $1,000 of initial specified amount of insurance for females age 7 and under and up to $0.29 per $1,000 of initial specified amount of insurance for males age 74 and older. For months 61 through 120 following the policy date, the charges range from $0.03 per $1,000 of initial specified amount of insurance for females age 7 and under and up to $0.15 per $1,000 of initial specified amount of insurance for males age 74 and older. The charge on an additional specified amount of insurance is similarly reduced.
3.

This charge is currently reduced, for the first 120 months following the policy date, to 0.45% annually of the first $25,000 of policy value and 0.15% annually of the policy value in excess of that amount. After the first 120 months following the policy date, the charge is currently reduced to zero. See What Are the Fees and Charges Under the Policy? — Monthly Deductions — Mortality and Expense Risk Change in this prospectus for additional information about this charge.

4.	The charge is currently reduced to $8.00.

The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
1. Accidental Death Benefit:
Cost of Insurance[1]
Current Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0533 to maximum of $0.1108, per $1,000 of accidental death benefit.
Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.

Guaranteed Maximum Charges	Monthly	$0.0592 per $1,000 of accidental death benefit.
2. Additional Insured Term Insurance Agreement:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0499 to maximum of $3.0371, per $1,000 of additional insured term insurance benefit.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $4.2109, per $1,000 of additional insured term insurance benefit.
Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.2283 per $1,000 of additional insured term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of additional insured term insurance benefit.
Administrative Charges
First year of Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
First year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
3. Business Accounting Benefit[2]:
Administrative Charges
First eleven years of the Policy	Monthly	$0.03 per $1,000 of original specified amount of insurance.
First eleven years after an increase in the specified amount of insurance	Monthly	$0.03 per $1,000 of increase in specified amount of insurance.
4. Children’s Term Insurance Agreement:
Cost of Insurance Charges[1]
Current Charges	Monthly	$0.15 per $1,000 of children’s term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.24 per $1,000 of children’s term insurance benefit.
5. Disability Waiver of Monthly Deduction:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.
6. Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement:
Disability Waiver of Monthly Deduction
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0092 to maximum of $0.3192, per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0117 to maximum of $0.5992, per $1,000 of net amount at risk.

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0275 per $1,000 of net amount at risk.

Guaranteed Maximum Charges	Monthly	$0.0508 per $1,000 of net amount at risk.
Disability Monthly Premium Deposit
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.03 to maximum of $0.96, per $100 of the stipulated premium in the Policy.
Guaranteed Maximum Charges	Monthly	Minimum of $0.03 to maximum of $0.96, per $100 of the stipulated premium in the Policy.
Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.12 per $100 of the stipulated premium in the Policy.

Guaranteed Maximum Charges	Monthly	$0.12 per $100 of the stipulated premium in the Policy.
7. Guaranteed Continuation of Policy:
Cost of Insurance	Monthly	$0.01 per $1,000 of specified amount of insurance.
8. Guaranteed Option to Extend Maturity Date:
Cost of Insurance Charges[1]
Current Charges	Monthly	No charge.

Guaranteed Maximum Charges	Monthly	Minimum of $2.80 to maximum of $6.30, per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	No charge.

Guaranteed Maximum Charges	Monthly	$0 per $1,000 of net amount at risk.

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
9. Guaranteed Option to Increase Specified Amount:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.

Guaranteed Maximum Charges	Monthly	Minimum of $0.0425 to maximum of $0.145, per $1,000 of guaranteed option amount.
Charge for a representative non-tobacco male insured, age 25

Current Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.

Guaranteed Maximum Charges	Monthly	$0.1058 per $1,000 of guaranteed option amount.
10.Guaranteed Withdrawal Benefit Agreement:
Current Charges	Monthly	0.60% annually of the policy value allocated to the Separate Account.

Guaranteed Maximum Charges	Monthly	1.00% annually of the policy value allocated to the Separate Account.
11.Return of Premium Term Insurance:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0244 to maximum of $22.9004, per $1,000 of term insurance.
Guaranteed Maximum Charges	Monthly	Minimum of $0.0816 to maximum of $83.3333, per $1,000 of term insurance.
Charge for a representative non- tobacco male insured, age 45
Current Charges	Monthly	$0.2217 per $1,000 of term insurance.
Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of term insurance.
12.Supplemental Term Insurance Agreement[3]:
Cost of Insurance Charges[1]
Current Charges	Monthly	Minimum of $0.0070 to maximum of $22.9004, per $1,000 of net amount at risk attributable to the term insurance benefit.

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Guaranteed Maximum Charges	Monthly	Minimum of $0.0566 to maximum of $83.3333, per $1,000 of net amount at risk attributable to the term insurance benefit.
Charge for a representative non-tobacco male insured, age 45

Current Charges	Monthly	$0.0250 per $1,000 of net amount at risk attributable to the term insurance benefit.

Guaranteed Maximum Charges	Monthly	$0.2767 per $1,000 of net amount at risk attributable to the term insurance benefit.
Mortality and Expense Risk Face Amount Charge
Current Charges	Monthly	No charge.
Guaranteed Maximum Charge	Monthly	For the first 120 months following policy date, the charges range from a minimum of $0.12 per $1,000 of the term insurance benefit, for female age 5 or under, up to a maximum of $0.34 per $1,000 of the term insurance benefit, for male age 85 or older. A similar charge applies to an increase in the term insurance benefit, for the first 120 months following the increase.
Charge for a representative non-tobacco male insured, age 45
Current Charges	Monthly	$0.00 per $1,000 of the term insurance benefit

Guaranteed Maximum Charges	Monthly	$0.23 per $1,000 of the term insurance benefit
13.Supplemental Exchange Agreement:
Current Charges	Monthly	No charge.

Guaranteed Maximum Charges	Monthly	No charge.
14.Overloan Protection Benefit Agreement:
Administrative Charge

Current Charge	When Benefit is Exercised	One time charge of 3.5% of policy value.
Guaranteed Maximum Charge	When Benefit is Exercised	One time charge of 3.5% of policy value.

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
15.Accelerated Death Benefit:
Administrative Charge
Current Charge	When Benefit is Exercised	One time charge of 12 months worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

Guaranteed Maximum Charge	When Benefit is Exercised	One time charge of 12 months worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

1.	The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Benefit Riders That I Can Buy? in this prospectus.
2.	This rider is not available to all persons. See What Are the Supplemental Benefit Riders That I Can Buy? — Business Accounting Benefit in this prospectus for additional information.
3.	For purposes of determining the allocation of net amount at risk between the specified amount of insurance in the Policy, and the term insurance benefit, the policy value will be allocated as follows: first to the initial term insurance benefit segment, then to any segments resulting from increases in the term insurance benefit in the order of the increases, then to the initial specified amount segment, and then to any segments resulting from increases in the specified amount in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the policy value will be allocated to the most recent increase in the specified amount in the Policy.

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.

	Minimum:	Maximum:
Maximum and Minimum Total Fund Operating Expenses (expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.36%	1.86%

The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses(1)	Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.29%	0.01%	0.48%	0.00%		0.48%
Limited Maturity Bond	0.30%	0.28%	0.02%	0.60%	0.00%		0.60%
Quality Bond	0.31%	0.27%	0.03%	0.61%	0.00%		0.61%
High Yield Bond	0.50%	0.35%	0.00%	0.85%	0.00%		0.85%
Flexibly Managed	0.60%	0.25%	0.00%	0.85%	0.00%		0.85%
Balanced	0.00%	0.24%	0.44%	0.68%	0.06%	(2)	0.62%
Large Growth Stock	0.63%	0.31%	0.00%	0.94%	0.00%		0.94%
Large Cap Growth	0.55%	0.40%	0.00%	0.95%	(0.05%	)(4)	1.00%	(3)
Large Core Growth	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%	(3)
Large Cap Value	0.60%	0.29%	0.01%	0.90%	0.00%		0.90%
Large Core Value	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%
Index 500	0.07%	0.29%	0.00%	0.36%	0.00%		0.36%
Mid Cap Growth	0.70%	0.30%	0.00%	1.00%	0.00%		1.00%	(3)
Mid Cap Value	0.55%	0.29%	0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.39%	0.01%	1.12%	0.00%		1.12%	(3)
SMID Cap Growth	0.75%	0.48%	0.01%	1.24%	0.18%	(2)	1.06%	(3)
SMID Cap Value	0.95%	0.41%	0.01%	1.37%	0.22%	(2)	1.15%	(3)
Small Cap Growth	0.75%	0.33%	0.00%	1.08%	0.00%		1.08%	(3)
Small Cap Value	0.85%	0.30%	0.01%	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.00%	0.01%	1.31%	0.75%	(2)	0.56%
Developed International Index	0.30%	0.91%	0.00%	1.21%	0.62%	(2)	0.59%
International Equity	0.85%	0.39%	0.01%	1.25%	0.00%		1.25%
Emerging Markets Equity	1.18%	0.89%	0.01%	2.08%	0.22%	(2)	1.86%
Real Estate Securities	0.70%	0.31%	0.00%	1.01%	0.00%		1.01%	(3)
Aggressive Allocation	0.10%	0.30%	0.92%	1.32%	0.07%	(2)	1.25%
Moderately Aggressive Allocation	0.10%	0.22%	0.86%	1.18%	(0.01%	)(5)	1.19%
Moderate Allocation	0.10%	0.22%	0.79%	1.11%	0.00%		1.11%
Moderately Conservative Allocation	0.10%	0.24%	0.69%	1.03%	0.01%	(2)	1.02%
Conservative Allocation	0.10%	0.25%	0.61%	0.96%	0.02%	(2)	0.94%

(1)	Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.
(2)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain Funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.85%
Aggressive Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(3)	Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Large Cap Growth	0.96%
Large Core Growth	0.85%
Mid Cap Growth	0.97%
Mid Core Value	1.10%
SMID Cap Growth	0.96%
SMID Cap Value	1.13%
Small Cap Growth	1.06%
Real Estate Securities	0.99%

(4)	Pursuant to an agreement with Penn Mutual, this portion of the previously waived administrative fee was recouped during 2010.
(5)	Pursuant to an agreement with Penn Mutual and Independence Capital Management, Inc., this portion of the previously waived management fee was recouped during 2010.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

QUESTIONS AND ANSWERS

This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.

What Is the Policy?

The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first two pages of this prospectus) and to a fixed interest account where the value will accumulate interest.

You will have several options under the Policy. Here are some major ones:

•	Determine when and how much you pay to us

•	Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

•	Borrow money

•	Change the beneficiary

•	Change the amount of insurance protection

•	Change the death benefit option you have selected

•	Surrender or partially surrender your Policy for all or part of its net cash surrender value

•	Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

Most of these options are subject to limits that are explained later in this prospectus.

If you want to purchase a Policy, you must complete an application and submit it to one of our authorized producers. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the policy date after we accept the application.

The maturity date of a Policy is the policy anniversary nearest the insured’s 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan, including any capitalized interest on any such loan (“Net Policy Value”), on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the Net Policy Value.

Who Owns the Policy?

You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term “you” in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

What Payments Must I Make Under the Policy?

Premium Payments

Amounts you pay to us under your Policy are called “premiums” or “premium payments.” The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums (also referred to as no-lapse premiums) are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a “flexible premium” Policy.

Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium/Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a “modified endowment contract” under the Code; you could incur a penalty on the amount you take out of a “modified endowment contract.” We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a “modified endowment contract” under the Code. See How Much Life Insurance Does the Policy Provide? and How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

Planned Premiums

The Policy Specifications page of your Policy will show the “planned premium” for the Policy. You choose this amount in the policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums — annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay policy charges. See Five Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

We will also accept premiums:

•	by wire or by exchange from another insurance company,

•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

•	if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Five Year No-Lapse Feature

Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

(a)	is the total premiums you have paid, less any partial surrenders you made; and

(b)	is the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

If you had increased the specified amount of insurance under your Policy during the first three policy years prior to December 15th, 2008, we extended the no-lapse provision by two additional years after the effective date of the increase.

If you had not previously increased the specified amount of insurance under your Policy during the first three policy years prior to December 15th, 2008 and you increase the specified amount of insurance during the first five policy years on or after December 15, 2008, the no-lapse period will be extended by five policy years after the effective date of the increase.

The “no-lapse premium” will generally be less than the monthly equivalent of the planned premium you specified.

The five year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See What Is a Policy Loan? in this prospectus.

Lapse and Reinstatement

If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the five year no-lapse feature is not in effect, we will notify you how much premium you will need to pay to keep the Policy in force. You will have a 61 day “grace period” from the date we notify you to make that payment. If you don’t pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

If the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

Premiums Upon an Increase in the Specified Amount

If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See Can I Change Insurance Coverage Under the Policy? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

How Are Amounts Credited to the Separate Account?

From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period. A valuation period is the period from one valuation of Separate Account assets to the next.

For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established and is valued each day shares of the fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is determined by dividing (a) by (b), where

(a)	is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the “ex-dividend date” occurs in the valuation period; and

(b)	is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

How Much Life Insurance Does the Policy Provide?

In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the “specified amount” of insurance. The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 ages 71 to 85).

Death Benefit Options

When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

•	Option 1 — The death benefit is the greater of (a) the specified amount of insurance, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

•

Option 2 — The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

The “applicable percentages” depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the “applicable percentage” is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the “applicable percentages” will vary by attained age and the insurance risk characteristics. Tables showing “applicable percentages” are included in Appendix B.

If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under the Policy?

Change of Death Benefit Option

You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•	after the change, the specified amount of insurance must be at least $50,000;

•	no change may be made in the first policy year and no more than one change may be made in any policy year; and

•	if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

You may increase the specified amount of insurance, subject to the following conditions:

•	you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•	any increase in the specified amount must be at least $10,000; and

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

If you had increased the specified amount of insurance under your Policy during the first three policy years prior to December 15th, 2008, we extended the no-lapse provision by two additional years after the effective date of the increase.

If you had not previously increased the specified amount of insurance under your Policy during the first three policy years prior to December 15th, 2008 and you increase the specified amount of insurance during the first five policy years on or after December 15, 2008, the no-lapse period will be extended by five policy years after the effective date of the increase.

You may decrease the specified amount of insurance, subject to the following conditions:

•	no change may be made in the first policy year;

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•	no decrease may be made within one year of an increase in the specified amount; and

•	any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

Exchange of Policies

For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See What Are the Supplemental Benefits That I Can Buy? — Supplemental Exchange Agreement in this prospectus.

Tax Consequences of Changing Insurance Coverage

See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Is the Value of My Policy?

Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

At any time, your policy value is equal to:

•	the net premiums you have paid;

•	plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

•	plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option;

•	minus policy charges we deduct; and

•	minus partial surrenders you have made.

If you borrow money under your Policy, other factors affect your policy value. See What Is a Policy Loan? in this prospectus.

How Can I Change the Policy’s Investment Allocations?

Future Premium Payments

You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

•	the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

•	if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

•	we may defer transfers under certain conditions;

•	transfers may not be made during the free look period;

•	transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year;

•	the maximum amount that may be transferred out of the fixed interest option is limited to the greater of $5,000 or 25% of the accumulated value of the fixed interest option; and

•	the amount that may be transferred excludes any amount held in the policy loan account.

The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks

We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts. Frequent exchanges among subaccounts and market timing by policy owners can reduce the long–term returns of the underlying funds. The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance-dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by policy owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading. Please review the underlying funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies

We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy. If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

1.	A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

2.	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the policy owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

3.	Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging

This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount of the transfers. You may dollar cost average from the money market variable investment option for up to 60 months. All transfers occur on the 15th of the month. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against loss in a declining market. To begin the program, the planned premium for the year must be at least $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

Dollar Cost Averaging Account — Twelve-Month Fixed Account

This program allows you to allocate all or a portion of a premium payment to the twelve-month dollar cost averaging fixed account, where it is automatically re-allocated each month to one or more of the variable investment options that you select. Premium payments may be allocated to the account at any time. The amount you allocate to the twelve-month dollar cost averaging fixed account will earn interest for a twelve-month period at a rate we declare monthly. In addition, you are permitted to take loans on or withdraw money from the funds available in the account. The account operates on a twelve-month cycle beginning on the 15th of the month following your allocation of a premium payment to the account. Thereafter, on the 15th of each month during the cycle, an amount is transferred from the account to the variable investment option(s) you selected. The account terminates when the Policy lapses or is surrendered, on the death of the last insured, at the end of the twelve-month cycle or at your request. Upon termination of the account, all funds in the account are allocated to other investment options based upon your instructions.

The purposes and benefits of the program are similar to the money market account dollar cost averaging program offered under the Policy. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. No more than one dollar cost averaging program may be in effect at any one time.

Asset Rebalancing

This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have one of the dollar cost averaging programs in effect, the portion of your policy value in either of the dollar cost averaging accounts may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

What Are the Fees and Charges Under the Policy?

Premium Charge

•

Premium Charge — 7.5% (currently reduced to 5.0% of all premiums paid) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 1.5% of all premiums paid) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

Monthly Deductions

•

Insurance Charge — A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, a preferred tobacco, non-tobacco, preferred non-tobacco or preferred plus non-tobacco rate class. We may also place certain people in a rate class involving a higher mortality risk than the tobacco class (a “substandard class”). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

•

Administrative Charge — A monthly charge to help cover our administrative costs. This charge is a flat dollar charge of up to $9 (currently, the flat charge is $8 — we will notify you in advance if we change our current rates). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

•

Mortality and Expense Risk Charge — A monthly charge to cover mortality and expense risks. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amount we charge for administration. We will notify you in advance if we change our current rates. We may realize a profit from the charges, and if we do, it will become part of our surplus.

This charge has two parts:

(1)	Mortality and Expense Risk Face Amount Charge. For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase. The charge is equal to the current rate stated in Appendix C to this prospectus times each $1,000 of the initial and the increased specified amount of insurance. The charge varies with the issue age of the insured or the age of the insured on the effective date of the increase. Current and guaranteed rates for the specified amount component are shown in Appendix C. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

(2)	Mortality and Expense Risk Asset Charge. The current charge during the first 120 months after the policy date is equivalent to an annual effective rate of 0.45% of the first $25,000 of policy value, plus an annual rate of 0.15% of the policy value in excess of $25,000. In addition, the current mortality and expense risk asset charge is zero beyond the first 120 months after the policy date. The guaranteed charge for all Policies is equivalent to an annual effective rate of 0.60% of the first $50,000 of policy value, plus an annual rate of 0.30% of the policy value in excess of $50,000. The charges are deducted pro-rata from your variable investment accounts.

•	Optional Supplemental Benefit Charges — Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Transfer Charge

We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

Surrender Charge

If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

(a)	is 25% of the lesser of (i) the sum of all premiums paid, and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

(b)	is an administrative charge based on the initial amount of insurance and the insured’s age at the issue date (ranging from $1.00 for attained ages 9 and under to $7.00 for attained ages 60 and over, per $1,000 of initial specified amount of insurance); and

(c)	is the applicable surrender factor from the table below in which the policy year is determined.

With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

(a)	is an administrative charge based on the increase in the initial amount of insurance and the insured’s attained age on the effective date of the increase (ranging from $1.00 for attained ages 9 and under to $7.00 for attained ages 60 and over, per $1,000 of increase in specified amount of insurance); and

(b)	is the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

Surrender During Policy Year	Surrender Factor
1st through 7th	1.00
8th	0.80
9th	0.60
10th	0.40
11th	0.20
12th and later	0.00

If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured’s rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

Partial Surrender Charge

If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

Reduction of Charges

This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

What Are the Supplemental Benefit Riders That I Can Buy?

We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy.

Accidental Death Benefit Agreement

This Agreement provides an additional death benefit if the insured’s death results from accidental causes as defined in the Agreement. This Agreement is not available for all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose either the Guaranteed Withdrawal Benefit Rider or the Guaranteed Continuation of Policy Rider. The benefits provided under the Agreement are subject to the provisions in the Agreement.

Additional Insured Term Insurance Agreement

This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life policy without evidence of insurability.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. This Agreement can be elected at any time, as long as the insured meets our underwriting requirements, and it is not available if you choose either the Guaranteed Withdrawal Benefit Rider or the Guaranteed Continuation of Policy Rider. The benefits provided under the Agreement are subject to all of the provisions in the Agreement.

Business Accounting Benefit Agreement

This Agreement provides enhanced early year cash surrender values for Policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan. Under this Agreement, during the first eleven policy years we will deduct a monthly charge of up to $0.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $0.03 per $1,000 of increases in the specified amount of insurance during the first eleven policy years after the increase. Decreases in coverage do not affect the charge for this Agreement. The $0.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume. You may add this Agreement to your base Policy only at the time you purchase your Policy. The benefits provided under the Agreement are subject to all provisions of the Agreement.

Children’s Term Insurance Agreement

This Agreement provides term insurance on one or more children of the insured of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child’s twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge is a flat monthly charge of $0.15 per $1,000 of rider specified amount without regard to the number of children, their ages, or gender. The cost of insurance rate will not exceed $0.24 per $1,000 of rider specified amount per month. This Agreement can be elected at any time. The benefits provided by the Agreement are subject to the provisions in the Agreement.

Disability Waiver of Monthly Deduction Agreement

This Agreement provides a waiver of the monthly deductions from the value of the policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured’s sixty-fifth birthday. This Agreement can be elected at any time, as long as the insured meets underwriting requirements. The benefits provided under this Agreement are subject to the provisions of the Agreement.

Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement

This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Agreement can be elected at any time, as long as the insured meets underwriting requirements. This benefit is subject to the provisions in the Agreement.

Guaranteed Continuation of Policy Agreement

This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the “total guaranteed continuation of policy premium.” The “total guaranteed continuation of policy premium” is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the “total guaranteed continuation of policy premium” is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available with any of the following riders: Accidental Death Benefit; Additional Insured Term Insurance; Guaranteed Withdrawal Benefit; or Return of Premium Term Insurance. This benefit is subject to the provisions in the Agreement.

Guaranteed Option to Extend Maturity Date Agreement

This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Agreement can be elected at any time prior to age 90. The option to extend the maturity date is subject to the provisions in the Agreement.

Guaranteed Option to Increase Specified Amount Agreement

This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Guaranteed Withdrawal Benefit Rider. This option is subject to the provisions in the Agreement.

Guaranteed Withdrawal Benefit Agreement

This Agreement provides the owner with the ability to receive guaranteed withdrawal amounts from the Benefit Base, upon satisfaction of a Waiting Period. You may add the Agreement to your base Policy only at the time you purchase your Policy. Penn Mutual reserves the right to make the availability of this Agreement contingent upon the investment of the entire policy value according to an asset allocation program established by Penn Mutual for the entire period the Agreement is in effect. At the present time, no asset allocation program will be required for this Agreement. If we require an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this Agreement. The benefits are subject to the provisions in the Agreement.

The Waiting Period ends on the earlier of:

(a)	the fifteenth policy anniversary; and

(b)	the policy anniversary nearest the Insured’s attainment of age 70.

Guaranteed Withdrawal Period — The Guaranteed Withdrawal Period will begin on the date of the first withdrawal after the end of the Waiting Period. The Guaranteed Withdrawal Period must begin by the policy anniversary nearest the Insured’s attainment of age 70 and will end at the Insured’s attainment of age 85. At the time the Guaranteed Withdrawal Period commences, if the Death Benefit Option 2 was in effect, the death benefit option will automatically be changed to Option 1.

Benefit Base — The Benefit Base establishes the total guaranteed withdrawal amount as well as the Guaranteed Annual Withdrawal Amount as defined below. The Benefit Base is the greater of (a) or (b) below, where:

(a)	is the Net Policy Value on the last policy anniversary date which is 5 years prior to the date at which the Guaranteed Withdrawal Period begins, less cumulative withdrawals made during the period between (1) and (2), where:

(1)	is the day after the last policy anniversary which is 5 years prior to the date at which the Guaranteed Withdrawal Period begins; and

(2)	is the date at which the Guaranteed Withdrawal Period begins.

(b)	is the value of the Guaranteed Withdrawal Account, as defined below, as of the first day of the Guaranteed Withdrawal Period.

Once the Guaranteed Withdrawal Period commences the Benefit Base will not be increased by any additional premiums paid, but the Benefit Base will be increased by any policy loan repayments.

Guaranteed Withdrawal Account — The Guaranteed Withdrawal Account is defined as (a) minus (b) minus (c) minus (d), where:

(a)	are Premiums Credited to the Guaranteed Withdrawal Account, accumulated at the Guaranteed Withdrawal Account Rate, which is currently 0.50% compounded monthly (an effective annual rate of 6%);

(b)	are partial surrenders taken during the Waiting Period accumulated at the Guaranteed Withdrawal Account Rate, compounded monthly;

(c)	is the Guaranteed Withdrawal Benefit No-Lapse Premium, accumulated at the Guaranteed Withdrawal Account Rate compounded monthly; and

(d)	the outstanding amount of policy indebtedness.

The accumulations of values using the Guaranteed Withdrawal Account Rate that are listed above accumulate until the first day of the Guaranteed Withdrawal Period.

Premiums Credited to the Guaranteed Withdrawal Account equal the lesser of (1) and (2), minus (3), where:

(1)	are the cumulative premiums paid into the Policy;

(2)	is the Maximum Monthly Guaranteed Withdrawal Account Premium, which is equal to 1/12 of the Policy’s guideline annual premium, multiplied by the number of months since the Policy Date; and

(3)	is the cumulative premiums previously credited to the Guaranteed Withdrawal Account.

A change in the Specified Amount, the addition or deletion of a supplemental agreement to this Policy, a change in the underwriting class of the Insured, or a change in the death benefit option may result in a change to subsequent Maximum Monthly Guaranteed Withdrawal Account Premiums.

Guaranteed Annual Withdrawal Amount — The Guaranteed Withdrawal Benefit guarantees that you can take withdrawals each policy year up to the Guaranteed Annual Withdrawal Amount. The initial Guaranteed Annual Withdrawal Amount is equal to the Guaranteed Annual Withdrawal Percentage, which is currently 10%, multiplied by the initial Benefit Base.

Total withdrawals in a policy year that do not exceed the Guaranteed Annual Withdrawal Amount will reduce the Benefit Base by the amount of the withdrawals.

Effect of Withdrawals on Guaranteed Annual Withdrawal Amount — Cumulative withdrawals in a policy year that do not exceed the Guaranteed Annual Withdrawal Amount will not change the Guaranteed Annual Withdrawal Amount in subsequent policy years. Any withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount for that policy year (an “Excess Withdrawal”) will reduce the Guaranteed Annual Withdrawal Amount in subsequent years in a proportional manner. The reduction is determined by multiplying the Guaranteed Annual Withdrawal Amount by the ratio of (a) to (b) where

(a)	is the amount of the Excess Withdrawal; and

(b)	is the Net Policy Value immediately prior to the Excess Withdrawal.

The resulting Guaranteed Annual Withdrawal Amount for subsequent years cannot exceed the remaining Benefit Base after the effect of withdrawals as described below.

Effect of Withdrawals on Benefit Base — The Benefit Base is reduced, on a dollar-for-dollar basis, by the amount of withdrawals in a policy year that do not exceed the Guaranteed Annual Withdrawal Amount, until the Benefit Base is reduced to zero. Once the Guaranteed Annual Withdrawal Amount has been withdrawn in a policy year, any Excess Withdrawals reduce the Benefit Base until it is reduced to zero in a proportional manner. The reduction is determined by multiplying the Benefit Base by the ratio of (a) to (b) where:

(a)	is the amount of the Excess Withdrawal; and

(b)	is the Net Policy Value immediately prior to the Excess Withdrawal.

Guaranteed Withdrawal Benefit No-Lapse Guarantee — Penn Mutual agrees that the Policy to which this Agreement is attached will remain in force up to the Guaranteed Withdrawal Benefit No-Lapse Date which is the policy anniversary nearest the insured’s attained age 70, if the following conditions are satisfied:

(a)	The Insured is alive;

(b)	The Agreement is in force;

(c)	The Policy has not been surrendered; and

(d)	The Guaranteed Withdrawal Benefit No-Lapse Premium Requirement is satisfied.

Remaining Guaranteed Withdrawal Benefit Payments If Policy Lapses Without Value — If the Net Cash Surrender Value is reduced to zero and any Guaranteed Withdrawal Benefits are due after the end of the Waiting Period, such Remaining Guaranteed Withdrawal Benefit Payments will be made as described below. In this situation the only provisions of the Policy and this Agreement that remain in effect are those that are associated with the Remaining Guaranteed Withdrawal Benefit Payments.

In the policy year in which the Net Cash Surrender Value is reduced to zero, the Remaining Guaranteed Withdrawal Benefit Payment made in that year is equal to the Guaranteed Annual Withdrawal Amount not yet withdrawn. In subsequent policy years, the Remaining Guaranteed Withdrawal Benefit Payment is the Guaranteed Annual Withdrawal Amount in effect as of the date that the Net Cash Surrender Value is reduced to zero or any remaining Benefit Base, if less.

Remaining Guaranteed Withdrawal Benefit Payments are made once each policy year.

If the total Remaining Guaranteed Withdrawal Benefit Payments due each policy year are less than $100, the Remaining Guaranteed Withdrawal Benefit Payments will be commuted and a lump sum will be paid equal to the remaining Benefit Base.

If the Net Cash Surrender Value is reduced to zero during the Waiting Period, no guaranteed withdrawal benefits are paid under this Agreement.

If the Overloan Protection Benefit Agreement is also attached to this Policy, the Remaining Guaranteed Withdrawal Benefit Payments as provided by this Agreement will continue to be made.

Guaranteed Withdrawal Benefit No-Lapse Premium — The Guaranteed Withdrawal Benefit No-Lapse Premium is based on the Insured’s gender, issue age, underwriting class, the death benefit option, and other supplemental benefits attached to this Policy.

Guaranteed Withdrawal Benefit No-Lapse Premium Requirement — The Guaranteed Withdrawal Benefit No-Lapse Premium Requirement on a Monthly Anniversary prior to the Guaranteed Withdrawal Benefit No-Lapse Date is satisfied if the sum of all premiums reduced by any partial surrenders, policy loans, and unpaid loan interest as of that Monthly Anniversary is greater than or equal to the cumulative Guaranteed Withdrawal Benefit No-Lapse Premiums as of that Monthly Anniversary.

A change in the Specified Amount, the addition or deletion of a supplemental agreement to this Policy, a change in the underwriting class of the Insured, or a change in the death benefit option prior to the Guaranteed Withdrawal Benefit No-Lapse Date may result in a change to subsequent Guaranteed Withdrawal Benefit No-Lapse Premiums. These changes will not affect the Guaranteed Withdrawal Benefit No-Lapse Date.

If on a Monthly Anniversary the Guaranteed Withdrawal Benefit No-Lapse Premium Requirement is not satisfied, a grace period of 61 days will be allowed for the payment of a premium sufficient to maintain the Guaranteed Withdrawal Benefit No-Lapse Premium Requirement. If the amount required to keep the Guaranteed Withdrawal Benefit No-Lapse Guarantee in-force is not paid by the end of the grace period, the Guaranteed Withdrawal Benefit No-Lapse Guarantee will terminate and cannot be reinstated. The Guaranteed Withdrawal Benefit may continue even though the Guaranteed Withdrawal Benefit No-Lapse Guarantee is no longer in effect.

Monthly Deduction — While this Agreement is in force, the Monthly Deduction under the Policy will include the Monthly Deduction for this Agreement. The Monthly Deduction for this Agreement is equal to the Guaranteed Withdrawal Benefit Charge multiplied by the policy value that is allocated to the subaccounts within the Separate Account. The Guaranteed Withdrawal Benefit Charge is currently equivalent to an annual effective rate of 0.60% of policy value, and the maximum charge is equivalent to an annual effective rate of 1.00% of policy value.

Termination of Agreement — This Agreement will terminate upon:

a)	the policy anniversary nearest the Insured’s attainment of age 85;

b)	surrender of this Policy;

c)	lapse of this Policy and no guaranteed withdrawal benefits are due;

d)	the date of death of the Insured;

e)	withdrawals have been taken after the end of the Waiting Period and the Benefit Base is reduced to zero;

f)	the policy anniversary nearest the Insured’s attainment of age 70 when no withdrawals were taken after the end of the Waiting Period;

g)	an elective increase in face amount after the Guaranteed Withdrawal Period had commenced;

h)	payment of any accelerated death benefit amount; or

i)	the Monthly Anniversary which coincides with or next follows (i) the receipt at Penn Mutual’s home office of a written request by the owner to terminate this Agreement, and (ii) the return of this Policy for the appropriate endorsement after the end of the Waiting Period.

Electing this Agreement Limits the Availability of Other Supplemental Benefit Riders — If you choose this Guaranteed Withdrawal Benefit Agreement, you will not be able to elect the following riders:

•	Accidental Death Benefit;

•	Guaranteed Option to Increase Specified Amount;

•	Guaranteed Continuation of Policy;

•	Return of Premium Term Insurance; or

•	Additional Insured Term Insurance.

Return of Premium Term Insurance Agreement

This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthiversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose either the Guaranteed Withdrawal Benefit Rider or the Guaranteed Continuation of Policy Rider. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

Supplemental Term Insurance Agreement

This Agreement adds term insurance to the death benefit provided under the Policy. The Agreement modifies the death benefit options (as provided in the Policy) as follows.

Option 1 — The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Agreement, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

Option 2 — The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Agreement and the policy value on the date of the insured’s death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

Additional information on the death benefit options may be found under How Much Life Insurance Does the Policy Provide? in this prospectus.

The amount of term insurance added by the Agreement may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $5,000.

The monthly deductions under the Policy may include a mortality and expense risk face amount charge applied to the amount of term insurance added to the Policy by the Agreement. We are not currently applying the charge to term insurance added by the Agreement, but may do so in the future. If a mortality and expense risk face amount charge is applied to term insurance added by the Agreement, it will not exceed the charges shown in the Additional Policy Specifications in the Policy. Guaranteed maximum mortality and expense risk face amount charges for term insurance added by the Agreement are shown in Appendix D.

The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

It may be to your economic advantage to add life insurance protection to the Policy through the Agreement. The total current charges that you pay for your insurance will be less with term insurance added by the Agreement. It also should be noted, however, that the guaranteed maximum charges under the Policy will be higher with a portion of the insurance added by the Agreement than they would be if all of the insurance were provided under the base Policy.

You may add this Agreement to your base Policy only at the time you purchase your Policy.

Supplemental Exchange Agreement

The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, and the owner must surrender all rights in the Policy to be exchanged. This Agreement is automatically added to corporate-owned Policies.

Overloan Protection Benefit Agreement

This Agreement allows the policyholder to access the cash value from the Policy, while providing him or her with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%. The Agreement is subject to certain conditions, including that the insured’s attained age is 75 or older, the Policy has been in force for a minimum for 15 years and the non-taxable withdrawals must equal the total premiums paid. If the conditions of the Agreement are satisfied, the Policy will automatically become a reduced paid-up life insurance policy. The death benefit will equal 105% of the policy value at the time of exercise. The Agreement is subject to a one-time charge of 3.5% of the policy value, which is imposed when the benefit is exercised.

Certain changes are made to the Policy as a result of the benefit being exercised, including

•	the transfer of all values in the subaccounts of the Separate Account to the fixed income account, which will then be credited with interest;

•	all supplemental agreements attached to the Policy will be terminated, except for the Option to Extend the Maturity Date agreement;

•	no additional premium payments, partial surrenders, policy loans or policy loan repayments will be allowed; and

•	no further changes may be made to the Policy.

This Agreement can be elected at any time. The benefit provided under the Agreement is subject to the provisions of the Agreement.

Accelerated Death Benefit Agreement

The Accelerated Death Benefit Rider provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:

•

The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. In New Jersey and South Carolina, the maximum limit is $100,000 per policy. In New York, the amount of benefit that you can access will be not less than $50,000 or 25% of the face amount, and cannot exceed 50% of the face amount.

•

The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less (24 months or less in Massachusetts). The physician may not be the owner, insured, beneficiary, or relative of the insured.

•	Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.

The amount you access under this Agreement will reduce the death benefit that is payable under the base Policy upon the death of the insured.

The Accelerated Death Benefit is automatically added to all base Policies with a face amount greater than $50,000 and issued after January 1, 1996. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment. The interest adjustment equals 12 months’ worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

General Rules and Limitations

Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

What Is a Policy Loan?

You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250.

Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York). On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.

You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

If your Policy lapses (see What Payments Must Be Paid Under the Policy?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money From the Policy?

Full Surrender

You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.”

Partial Surrender

You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

•	the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

•	no more than four partial surrenders may be made in a policy year;

•	each partial surrender must be at least $250;

•	a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

•	during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

If you elect Death Benefit Option 1 (see How Much Life Insurance Does the Policy Provide? in this prospectus), a partial surrender may reduce your specific amount of insurance — by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy, and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

Can I Choose Different Payout Options Under the Policy?

Choosing a Payout Option

You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

Changing a Payment Option

You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact of Choosing a Payment Option

There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated Under Federal Income Tax Law?

Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming your Policy is not treated as a “modified endowment contract” under federal income tax law, distributions from the Policy are generally treated as first the return of investment in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy’s death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

The Treasury Department has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner’s gross income. The Treasury Department has indicated that in regulations or additional revenue rulings under Section 817(d), (relating to the definition of a variable life insurance policy), it will provide guidance on the extent to which policy owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the Policies may need to be modified to comply with them.

IRC Qualification

Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests — a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

•	Cash Value Accumulation Test — Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

•

Guideline Premium/Cash Value Corridor Test — The Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner’s becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s Beneficiary.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Tax Consequences of the Guaranteed Option to Extend Maturity Date

The Guaranteed Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

Tax Consequences of the Guaranteed Withdrawal Benefit Agreement

The determination of whether your Policy will be treated as a life insurance contract for federal income tax purposes under either the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test depends upon your Policy’s cash value (or alternatively, cash surrender value). Similarly, the determination of the extent to which a distribution from a Policy that is treated as a modified endowment contract is taxable will depend upon the determination of the Policy’s cash value.

There are no definitions for the terms “cash value” or “cash surrender value” in the Code and the other available authorities do not provide certainty in this area. If you add the Guaranteed Withdrawal Benefit

Agreement to your base Policy, we intend to calculate the cash value (or cash surrender value) of your Policy without reflecting any additional amounts as a result of adding this rider to your base Policy. There is no published guidance from the IRS on this position. If future applicable authorities clarify that a position other than the one we have taken is applicable, then some policy owners who have added Guaranteed Withdrawal Benefit Agreements to their Policies may experience an increase in the taxable portion of certain distributions from such Policies. In addition, in the event of such a clarification, we will follow our normal procedures for keeping policies in compliance with Section 7702 (including increasing the face amount of the insurance under your base Policy to ensure that your base Policy continues to qualify as insurance under the Code). In addition, if there are remaining guaranteed withdrawal payments at the time when the Policy lapses, we will treat distributions of the remaining Benefit Base as taxable income. You are encouraged to consult your own tax advisor prior to adding a Guaranteed Withdrawal Benefit Agreement to your Policy.

Other Tax Considerations

The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Do I Communicate With Penn Mutual?

General Rules

You may mail all checks for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

•	policy loans in excess of $50,000, partial surrenders in excess of $10,000, and full surrenders;

•	change of death benefit option;

•	changes in specified amount of insurance;

•	change of beneficiary;

•	election of payment option for policy proceeds; and

•	tax withholding elections.

You should mail or express these requests to our office. You should also send notice of the insured person’s death and related documentation to our office. Communications are not treated as “received” until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

You or the producer of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the producer of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions, including instructions from the producer of record, communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

What Is the Timing of Transactions Under the Policy?

Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account. Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price. Death benefits will be based on values as of the date of death.

We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Does Penn Mutual Communicate With Me?

At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

Do I Have the Right to Cancel the Policy?

You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the “free look” period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the “free look” period. At the end of the period, the money will be transferred to the investment options you have chosen.

The Penn Mutual Life Insurance Company

Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Penn Mutual Variable Life Account I

We established Penn Mutual Variable Life Account I (the “Separate Account”) as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and qualifies as a “separate account” within the meaning of the federal securities laws.

Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from policy owners.

Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

Voting Shares of The Investment Funds

We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner’s policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

Legal Matters

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

Distribution Arrangements

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Policies. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Policies through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales), 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of net policy value during the second through tenth policy years, and a 0.25% of net policy value after the first ten policy years.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

Finally, within certain limits imposed by the FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also producers of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

Financial Statements

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

APPENDIX A

Sample Minimum Initial Premiums

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

Issue Age of Insured	Sex of Insured	Base Death Benefit	Minimum Initial Premium
25	M	$50,000	$359
30	F	$75,000	$496
35	M	$75,000	$584
40	F	$100,000	$859
45	M	$100,000	$1,124
50	F	$100,000	$1,185
55	M	$100,000	$1,658
60	F	$75,000	$1,362
65	M	$75,000	$2,156
70	F	$50,000	$1,641

A-1

APPENDIX B

Applicable Percentages Under the Guideline Premium/Cash Value Corridor Test

Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%
0-40	250%	51	178%	62	126%	73	109%	84	105%
41	243%	52	171%	63	124%	74	107%	85	105%
42	236%	53	164%	64	122%	75	105%	86	105%
43	229%	54	157%	65	120%	76	105%	87	105%
44	222%	55	150%	66	119%	77	105%	88	105%
45	215%	56	146%	67	118%	78	105%	89	105%
46	209%	57	142%	68	117%	79	105%	90	105%
47	203%	58	138%	69	116%	80	105%	91	104%
48	197%	59	134%	70	115%	81	105%	92	103%
49	191%	60	130%	71	113%	82	105%	93	102%
50	185%	61	128%	72	111%	83	105%	94-99	101%

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Non-Tobacco

Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%
0-19	N/A	36	417.61%	53	240.32%	69	156.24%	85	119.81%
20	699.48%	37	403.76%	54	233.12%	70	152.83%	86	118.55%
21	679.26%	38	390.40%	55	226.22%	71	149.57%	87	117.38%
22	659.36%	39	377.52%	56	219.61%	72	146.49%	88	116.28%
23	639.73%	40	365.11%	57	213.30%	73	143.58%	89	115.23%
24	620.39%	41	353.15%	58	207.25%	74	140.85%	90	114.21%
25	601.33%	42	341.65%	59	201.45%	75	138.30%	91	113.20%
26	582.53%	43	330.57%	60	195.91%	76	135.91%	92	112.17%
27	564.06%	44	319.91%	61	190.60%	77	133.67%	93	111.08%
28	545.97%	45	309.63%	62	185.53%	78	131.57%	94	109.92%
29	528.29%	46	299.75%	63	180.70%	79	129.58%	95	108.65%
30	511.04%	47	290.24%	64	176.09%	80	127.70%	96	107.27%
31	494.24%	48	281.10%	65	171.71%	81	125.91%	97	105.80%
32	477.93%	49	272.29%	66	167.55%	82	124.22%	98	104.25%
33	462.11%	50	263.82%	67	163.60%	83	122.64%	99	102.60%
34	446.78%	51	255.67%	68	159.83%	84	121.17%	100	100.00%
35	431.94%	52	247.84%

Female Non-Tobacco

Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%
0-19	N/A	36	468.31%	53	270.97%	69	171.23%	85	122.77%
20	796.54%	37	452.83%	54	262.85%	70	166.87%	86	121.08%
21	771.20%	38	437.93%	55	255.03%	71	162.66%	87	119.50%
22	746.54%	39	423.58%	56	247.50%	72	158.63%	88	118.03%
23	722.57%	40	409.78%	57	240.24%	73	154.80%	89	116.64%
24	699.24%	41	396.51%	58	233.24%	74	151.16%	90	115.32%
25	676.63%	42	383.77%	59	226.46%	75	147.74%	91	114.03%
26	654.62%	43	371.51%	60	219.89%	76	144.52%	92	112.76%
27	633.28%	44	359.71%	61	213.54%	77	141.49%	93	111.49%
28	612.56%	45	348.34%	62	207.41%	78	138.64%	94	110.17%
29	592.47%	46	337.38%	63	201.52%	79	135.95%	95	108.79%
30	572.99%	47	326.82%	64	195.89%	80	133.39%	96	107.34%
31	554.12%	48	316.63%	65	190.51%	81	130.98%	97	105.82%
32	535.83%	49	306.81%	66	185.37%	82	128.71%	98	104.26%
33	518.10%	50	297.34%	67	180.47%	83	126.58%	99	102.60%
34	500.93%	51	288.22%	68	175.76%	84	124.60%	100	100.00%
35	484.36%	52	279.43%

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Tobacco

Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%
0-19	N/A	36	342.96%	53	206.34%	69	144.93%	85	118.30%
20	567.36%	37	331.98%	54	201.00%	70	142.45%	86	117.35%
21	551.35%	38	321.41%	55	195.91%	71	140.09%	87	116.44%
22	535.65%	39	311.26%	56	191.05%	72	137.84%	88	115.56%
23	520.14%	40	301.52%	57	186.43%	73	135.71%	89	114.71%
24	504.81%	41	292.18%	58	182.01%	74	133.71%	90	113.85%
25	489.67%	42	283.23%	59	177.78%	75	131.84%	91	112.97%
26	474.70%	43	274.66%	60	173.72%	76	130.10%	92	112.04%
27	459.94%	44	266.46%	61	169.84%	77	128.48%	93	111.02%
28	445.46%	45	258.59%	62	166.14%	78	126.96%	94	109.89%
29	431.30%	46	251.07%	63	162.61%	79	125.52%	95	108.65%
30	417.48%	47	243.85%	64	159.26%	80	124.15%	96	107.27%
31	404.05%	48	236.93%	65	156.08%	81	122.84%	97	105.80%
32	391.02%	49	230.29%	66	153.08%	82	121.59%	98	104.25%
33	378.39%	50	223.92%	67	150.23%	83	120.42%	99	102.60%
34	366.17%	51	217.79%	68	147.52%	84	119.32%	100	100.00%
35	354.36%	52	211.94%

Female Tobacco

Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%
0-19	N/A	36	413.45%	53	247.46%	69	163.93%	85	121.86%
20	700.22%	37	400.10%	54	240.74%	70	160.19%	86	120.34%
21	677.90%	38	387.29%	55	234.28%	71	156.56%	87	118.94%
22	656.20%	39	375.01%	56	228.06%	72	153.07%	88	117.61%
23	635.13%	40	363.24%	57	222.06%	73	149.74%	89	116.35%
24	614.65%	41	351.98%	58	216.25%	74	146.59%	90	125.11%
25	594.81%	42	341.22%	59	210.60%	75	143.63%	91	113.90%
26	575.52%	43	330.93%	60	205.10%	76	140.85%	92	112.70%
27	556.84%	44	321.06%	61	199.75%	77	138.24%	93	111.46%
28	538.74%	45	311.58%	62	194.58%	78	135.78%	94	110.17%
29	521.19%	46	302.46%	63	189.59%	79	133.44%	95	108.79%
30	504.21%	47	293.69%	64	184.82%	80	131.22%	96	107.34%
31	487.80%	48	285.25%	65	180.27%	81	129.11%	97	105.82%
32	471.91%	49	277.11%	66	175.93%	82	127.12%	98	104.26%
33	456.54%	50	269.27%	67	171.78%	83	125.23%	99	102.60%
34	441.67%	51	261.73%	68	167.79%	84	123.48%	100	100.00%
35	427.33%	52	254.46%

APPENDIX C

Mortality and Expense Risk Face Amount Charge

Current Rates per $1,000 of Initial Face Amount*

Non-Tobacco (Policy Years 1-5)				Non-Tobacco (Policy Years 6-10)
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.07	0.06	0.07	0.04	0.03	0.04
10	0.07	0.06	0.07	0.04	0.03	0.04
15	0.08	0.07	0.08	0.04	0.04	0.04
20	0.07	0.07	0.07	0.04	0.04	0.04
25	0.09	0.09	0.09	0.05	0.05	0.05
30	0.10	0.09	0.10	0.05	0.05	0.05
35	0.12	0.11	0.12	0.06	0.06	0.06
40	0.15	0.13	0.14	0.08	0.07	0.07
45	0.18	0.14	0.17	0.09	0.07	0.09
50	0.18	0.16	0.18	0.09	0.08	0.09
55	0.18	0.17	0.18	0.09	0.09	0.09
60	0.21	0.17	0.20	0.11	0.09	0.10
65	0.24	0.17	0.23	0.12	0.09	0.12
70	0.26	0.21	0.25	0.13	0.11	0.13
75	0.27	0.24	0.26	0.14	0.12	0.13
80	0.27	0.24	0.26	0.14	0.12	0.13
85	0.27	0.24	0.26	0.14	0.12	0.13

Mortality and Expense Risk Face Amount Charge

Current Rates per $1,000 of Initial Face Amount*

Tobacco (Policy Years 1-5)				Tobacco (Policy Years 6-10)
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.07	0.06	0.07	0.04	0.03	0.04
10	0.07	0.06	0.07	0.04	0.03	0.04
15	0.08	0.07	0.08	0.04	0.04	0.04
20	0.09	0.08	0.09	0.05	0.04	0.05
25	0.11	0.10	0.11	0.06	0.05	0.06
30	0.13	0.10	0.12	0.07	0.05	0.06
35	0.14	0.12	0.14	0.07	0.06	0.07
40	0.17	0.14	0.16	0.09	0.07	0.08
45	0.20	0.15	0.19	0.10	0.08	0.10
50	0.20	0.17	0.19	0.10	0.09	0.10
55	0.20	0.18	0.20	0.10	0.09	0.10
60	0.23	0.19	0.22	0.12	0.10	0.11
65	0.26	0.20	0.25	0.13	0.10	0.13
70	0.28	0.23	0.27	0.14	0.12	0.14
75	0.29	0.26	0.28	0.15	0.13	0.14
80	0.29	0.26	0.28	0.15	0.13	0.14
85	0.29	0.26	0.28	0.15	0.13	0.14

*	Representative figures shown. For issue ages not listed, please ask your registered representative.

C-1

Mortality and Expense Risk Face Amount Charge

Guaranteed Rates per $1,000 of Initial Face Amount

All Policies*

Non-Tobacco				Tobacco
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.08	0.07	0.08	0.08	0.07	0.08
10	0.08	0.07	0.08	0.08	0.07	0.08
15	0.10	0.08	0.09	0.10	0.08	0.09
20	0.08	0.07	0.08	0.10	0.08	0.10
25	0.10	0.09	0.09	0.12	0.10	0.11
30	0.10	0.09	0.10	0.13	0.10	0.13
35	0.13	0.11	0.12	0.16	0.13	0.15
40	0.15	0.13	0.14	0.19	0.15	0.18
45	0.18	0.15	0.17	0.23	0.17	0.22
50	0.22	0.18	0.21	0.28	0.21	0.27
55	0.28	0.23	0.27	0.29	0.26	0.29
60	0.29	0.28	0.29	0.29	0.29	0.29
65	0.29	0.29	0.29	0.29	0.29	0.29
70	0.29	0.29	0.29	0.29	0.29	0.29
75	0.29	0.29	0.29	0.29	0.29	0.29
80	0.29	0.29	0.29	0.29	0.29	0.29
85	0.29	0.29	0.29	0.29	0.29	0.29

*	Representative figures shown. For issue ages not listed, please ask your registered representative.

C-2

APPENDIX D

Mortality and Expense Risk Face Amount Charge

Guaranteed Rates per $1,000 of Term Insurance Benefit

Supplemental Term Insurance Rider*

Non-Tobacco				Tobacco
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.13	0.12	0.13	0.13	0.12	0.13
10	0.13	0.12	0.13	0.13	0.12	0.13
15	0.15	0.13	0.14	0.15	0.13	0.14
20	0.13	0.12	0.13	0.15	0.13	0.15
25	0.15	0.14	0.14	0.17	0.15	0.16
30	0.15	0.14	0.15	0.18	0.15	0.18
35	0.18	0.16	0.17	0.21	0.18	0.20
40	0.20	0.18	0.19	0.24	0.20	0.23
45	0.23	0.20	0.22	0.28	0.22	0.27
50	0.27	0.23	0.26	0.33	0.26	0.32
55	0.33	0.28	0.32	0.34	0.31	0.34
60	0.34	0.33	0.34	0.34	0.34	0.34
65	0.34	0.34	0.34	0.34	0.34	0.34
70	0.34	0.34	0.34	0.34	0.34	0.34
75	0.34	0.34	0.34	0.34	0.34	0.34
80	0.34	0.34	0.34	0.34	0.34	0.34
85	0.34	0.34	0.34	0.34	0.34	0.34

*	Representative figures shown. For issue ages not listed, please ask your registered representative.

D-1

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STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information (“SAI”), dated May 1, 2011, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

Penn Mutual Variable Life Account I’s Investment Company Act registration number is 811-05006.

PennMutual

Our Noble Purpose

Cornerstone VUL IV is issued by The Penn Mutual Life Insurance Company on Policy form VU-01(S) and VU-01(U) and state variations thereof.

PM1555 05/11

PennMutual

Prospectus

Penn Mutual
Variable Life Account I

May 1, 2011

Diversified Growth®
Variable Universal Life Insurance

PROSPECTUS

FOR

DIVERSIFIED GROWTH VUL

a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA 19172

800-523-0650

The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides options in a Fixed Account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Turner Investment Partners, Inc.
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	OppenheimerFunds, Inc.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	Lord, Abbett & Co. LLC
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Allianz Global Investors Capital
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

Please note that the Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

May 1, 2011

GUIDE TO READING THIS PROSPECTUS

This prospectus contains information that you should know before you buy the flexible premium adjustable variable life insurance policy (the “Policy”) described in this prospectus or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

The prospectus is arranged as follows:

•	Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

•	Pages 5 to 12 provide tables showing fees and charges under the Policy.

•	Pages 12 to 14 provide tables showing fees and expenses of the funds underlying the Policy.

•	Pages 15 to 41 provide additional information about the Policy, in question and answer format.

•

Pages 41 to 43 provide information about The Penn Mutual Life Insurance Company (“Penn Mutual”), Penn Mutual Variable Life Account I (the “Separate Account”) and the underlying investment funds to which Policy reserves may be allocated.

•

Appendices A, B, C and D, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

•	Appendix E, which is at the end of the prospectus and is referred to in the prospectus, describes the Fixed Account Options which are available under the Policy.

**********

The prospectus of the Penn Series Funds that accompanies this prospectus contains important information that you should know about the investments that may be made under the Policy. You should read the prospectus carefully before you invest.

2

SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

The following is a summary of the benefits and the risks of the Policy. Please read the entire prospectus before you invest.

Benefit Summary

The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a variety of fixed interest options where the value will accumulate interest.

Death Benefit — While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

Premium Flexibility — Amounts you pay to us under your Policy are called “premiums” or “premium payments.” Within limits, you can make premium payments when you wish. That is why the Policy is called a “flexible premium” Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

Free Look Period — You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the “free look” period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

No-Lapse Feature — If the total premiums you have paid, less any partial surrenders you made, equal or exceed the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force, your Policy will remain in force, regardless of investment performance for a specified period. The specified period is the shorter of 20 years, or the time until the policy anniversary nearest the Insured’s attained age 80. The specified period will in any case be no less than 5 years.

Investment Options — The Policy allows you to allocate your policy value to the different investment options listed on page 1 of this prospectus.

Fixed Account Options — In addition to the investment options described above, the Policy allows you to allocate your policy value to a variety of Fixed Account Options which are described in Appendix E.

Transfers — Within limitations, you may transfer investment amounts from one investment option to another and to and from the Fixed Account Options. In addition, the Policy offers three automated transfer programs – two dollar cost averaging programs and one asset rebalancing program.

Loans — You may take a loan on your Policy. You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250. There will be two loan options: a Traditional Loan and an Indexed Loan. Both options cannot be in-force at the same time. For Traditional Loans, funds will be transferred from the investment options or the Fixed Account Options into a loan account. Interest on Traditional Loans will be charged at a rate of 4.0% and is payable at the end of each policy year. Indexed Loans are described in Appendix E. You may repay all or part of a loan at any time.

Surrenders and Withdrawals — You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.” You may make partial withdrawals (subject to limitations) from your net cash surrender value.

Taxes — Death benefits paid under life insurance policies are not subject to income tax, but may be subject to Federal and state estate taxes. Investment gains from your Policy are not taxed as long as the gains

3

remain in the Policy. If the Policy is not treated as a “modified endowment contract” under federal income tax law, depending on the policy year when the distribution is made, distributions from the Policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income.

Riders — For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

Risk Summary

Suitability — The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The Policy is not suitable as a short-term savings vehicle. You will pay a surrender charge should you surrender your Policy within the first 9 policy years or within 9 years of an increase in the specified amount of insurance.

Investment Performance — The value of your Policy, which is invested in underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the amount of your net cash surrender value. A comprehensive discussion of the investment risks of each of the funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

Lapse — Your Policy may terminate, or “lapse,” if the net cash surrender value of the Policy is not sufficient to pay policy charges (including payment of interest on any loan that may be outstanding under the Policy), the no-lapse feature is not in effect, and you do not make additional premium payments necessary to keep the Policy in force. We will notify you how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive.

Access to Cash Value — If you fully surrender your Policy for cash within the first 9 policy years or within 9 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have a 9-year surrender charge schedule attached to it.

Taxes — The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax advisers for more complete information.

4

FEE TABLES

The following tables summarize fees and expenses that a policy owner may pay when buying, owning and surrendering the Policy. 1 The first table describes the fees and expenses that a policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge (load)	When a premium is paid.	4.0% of premium payments.[2]
Premium and Federal (DAC) Taxes	When a premium is paid.	3.5% of premium payments.
Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first 9 policy years or within the first 9 years following an increase	When the Policy is surrendered.	90% of the lesser of (i) premiums paid, (ii) the “maximum surrender charge premium”, and (iii) $45.00 per $1,000 of specified amount.
Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	90% of the lesser of (i) premiums paid, (ii) $16.20 per $1,000 of specified amount[3], and (iii) $45.00 per $1,000 of specified amount.
Partial Surrender Charge	When you partially surrender your Policy.	Partial surrenders: Lesser of $25 or 2.0% of the amount surrendered.
Transfer Charge
Maximum Charge	When you make a transfer.	$10.00
Current Charge	When you make a transfer.	$0.00[4]
Traditional Loans[5]
Gross Interest Charge	End of each policy year.	Annual rate of 4.0% (before credit from interest paid on collateral held in special loan account).
Net Interest Charge[6]	End of each policy year.	Annual rate of 1.0% (after credit from interest paid on collateral held in special loan account).[7]
Indexed Loans[8]	End of each policy year.	Annual rate of 6.0%
Gross Interest Charge

[1]	See What Are the Fees and Charges Under the Policy? in this prospectus for additional information.
[2]	The sales charge imposed on premiums (load) is currently reduced to 1.5%.
[3]

The “maximum surrender charge premium” is determined separately for each Policy and takes into account the individual underwriting characteristics of the insured. The “maximum surrender charge premium” is stated in each Policy. Commencing in the second policy year and continuing through the ninth policy year, the deferred sales charge decreases each year, after which there is no longer a charge. The surrender charge shown may not be representative of the charge you would pay.

[4]

No transaction fee is currently imposed for making a transfer among Funds and/or the Fixed Account Options. We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

[5]

You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the Fixed Account Options on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account as collateral for the loan. See What Is a Policy Loan? in this prospectus for additional information about Policy Loans.

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6	“Net Interest Charge” for a Traditional Loan means the difference between the amount of interest we charge on the loan and the amount of interest we credit to your Policy in the special loan account.
7	The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York). On a guaranteed basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.25% thereafter (0.0% thereafter in New York). The special loan account currently earns interest at 3.0% during the first ten policy years and 4.0% thereafter. On a current basis, the Net Interest Charge during the first ten policy years is 1.0% and 0.0% thereafter
8	You may borrow up to 95% of your cash surrender value allocated to the Indexed Fixed Account. The minimum amount you may borrow is $250. The amount borrowed under the Indexed Loan option remains in the Indexed Fixed Account and is credited interest in the same manner as the un-loaned portion of the Indexed Fixed Account segment. See What Is a Policy Loan? in this prospectus and Appendix E for additional information about Policy Loans.

The next table describes charges that a policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the Funds that serve as investment options under the Policy.

Periodic Charges Under the Policy Not Including Operating Expenses of Underlying Investment Funds
Policy Charges	When Charge is Deducted	Amount Deducted
Cost of Insurance Charges[1]:
Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.02 per $1,000 of net amount at risk.
Current Charges	Monthly	Maximum of $83.33 to minimum of $0.01 per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45
Maximum Charge	Monthly	$0.22 per $1,000 of net amount at risk.
Current Charge	Monthly	$0.10 per $1,000 of net amount at risk.
Mortality and Expense Risk Charge:
Mortality and Expense Risk Face Amount Charge	Monthly	For first 120 months following the policy date or an increase in a policy’s specified amount, the charges range from a maximum of $0.95 per $1,000 of specified amount of insurance, to a minimum of $0.12 per $1,000 of specified amount of insurance.[2]
Charge for a representative non-tobacco male insured, age 45
Maximum Charge	Monthly	$0.29 per $1,000 of initial specified amount of insurance.
Current Charge	Monthly	For the first 60 months following the policy date or an increase in the specified amount, $0.26 per $1,000 of initial specified amount of insurance. For months 61 through 120 following the policy date or an increase in the specified amount, $0.13 per $1,000 of initial specified amount of insurance.

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Periodic Charges Under the Policy Not Including Operating Expenses of Underlying Investment Funds
Policy Charges	When Charge is Deducted	Amount Deducted
Mortality and Expense Risk Asset Charge	Monthly	0.60% annually of the first $50,000 of policy value and 0.30% annually of the policy value in excess of that amount.[3]
Administrative Charges:	Monthly	$9.00[4]

1.	The cost of insurance charges under the Policies vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Policy and the policy year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on our current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Policy issued to an individual who is representative of individuals we insure. Your Policy will state the guaranteed maximum cost of insurance charges. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the tables is based upon the difference between the current death benefit provided under the Policy and the current value of the Policy. For additional information on cost of insurance charges, see What Are the Fees and Charges Under the Policy? — Monthly Deductions — Cost of Insurance in this prospectus.
2.	The mortality and expense risk face amount charges are currently reduced. During the first 60 months following the policy date, the charges range from $0.11 per $1,000 of initial specified amount of insurance to $0.93 per $1,000 of initial specified amount of insurance. For months 61 through 120 following the policy date, the charges range from $0.06 per $1,000 of initial specified amount of insurance up to $0.47 per $1,000 of initial specified amount of insurance. In New York, the mortality and expense risk face amount charges during months 61 through 120 are currently zero. The charge on an additional specified amount of insurance is similarly reduced.
3.	This charge is currently reduced, for the first 120 months following the policy date, to 0.35% annually of the first $25,000 of policy value and 0.05% annually of the policy value in excess of that amount. After the first 120 months following the policy date, the charge is currently reduced to zero. See What Are the Fees and Charges Under the Policy? — Monthly Deductions — Mortality and Expense Risk Change in this prospectus for additional information about this charge.
4.	The charge is currently reduced to $8.00.

The next table describes charges that a policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy. They are in addition to the charges applicable under the base Policy. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

The mortality and expense risk face amount charges vary depending on the individual circumstances of the insured. All charges shown in these tables which are based on the individual circumstances of an insured may not be representative of the charge you would pay. Information concerning your charge is available upon request from our administrative offices.

Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
1. Accidental Death Benefit:
Cost of Insurance[1]
Current and Maximum Charges	Monthly	Maximum of $0.11 to minimum of $0.05, per $1,000 of accidental death benefit.
Charge for a representative non-tobacco male insured, age 45

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Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Current and Maximum Charges	Monthly	$0.06 per $1,000 of accidental death benefit.
2. Additional Insured Term Insurance Agreement:
Cost of Insurance Charges[1]
Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.04 per $1,000 of additional insured term insurance benefit.
Current Charges	Monthly	Maximum of $83.33 to minimum of $0.03 per $1,000 of additional insured term insurance benefit.
Charge for a representative non-tobacco male insured, age 45
Maximum Charge	Monthly	$0.19 per $1,000 of additional insured term insurance benefit.
Current Charge	Monthly	$0.15 per $1,000 of additional insured term insurance benefit.
Administrative Charges
First year of Agreement and first year of increase in term insurance benefit under Agreement	Monthly	$0.10 per $1,000 of additional insured term insurance benefit.
3. Business Accounting Benefit[2]:
First nine years of the Policy and first nine years after an increase in the specified amount of insurance	Monthly	$0.03 per $1,000 of original or increase in specified amount of insurance.
4. Children’s Term Insurance Agreement:
Cost of Insurance Charges[1]
Maximum Charge	Monthly	$0.24 per $1,000 of children’s term insurance benefit.
Current Charge	Monthly	$0.15 per $1,000 of children’s term insurance benefit.
5. Disability Waiver of Monthly Deduction:
Cost of Insurance Charges[1]
Maximum Charges	Monthly	Maximum of $0.60 to minimum of $0.01 per $1,000 of net amount at risk.

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Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Current Charges	Monthly	Maximum of $0.32 to minimum of $0.01 per $1,000 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45
Maximum Charge	Monthly	$0.05 per $1,000 of net amount at risk.
Current Charge	Monthly	$0.03 per $1,000 of net amount at risk.
6. Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement:
Disability Waiver of Monthly Deduction
Cost of Insurance Charges[1]
Maximum Charges	Monthly	Maximum of $0.60 to minimum of $0.01 per $100 of net amount at risk.
Current Charges	Monthly	Maximum of $0.32 to minimum of $0.01 per $100 of net amount at risk.
Charge for a representative non-tobacco male insured, age 45
Maximum Charge	Monthly	$0.05 per $1,000 of net amount at risk.
Current Charge	Monthly	$0.03 per $1,000 of net amount at risk.
Disability Monthly Premium Deposit
Cost of Insurance Charges[1]
Current and Maximum Charges	Monthly	Maximum of $0.96 to minimum of $0.03 per $100 of the stipulated premium in the Policy.
Charge for a representative non-tobacco male insured, age 45
Current and Maximum Charge	Monthly	$0.12 per $100 of the stipulated premium in the Policy.
7. Extended No-Lapse Guarantee Rider:[4]
Cost of Insurance Charges
Current and Maximum Charge	Monthly	Maximum of $0.12 to minimum of $0.04 per $1,000 of specified amount of insurance in the Policy plus insurance provided by any Supplemental Term Insurance Agreements or Additional Insured Term Agreements.

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Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
Charge for representative non-tobacco male insured, age 45
Current and Maximum Charge	Monthly	$0.12 per $1,000 of specified amount of insurance in the Policy plus insurance provided by any Supplemental Term Insurance Agreements or Additional Term Insurance Agreements.
8. Cash Value Enhancement Rider[2]:
Current and Maximum Charge	Monthly	$0.20 per $1,000 of specified amount for the first 60 policy months.
Charge for a representative non-tobacco male insured, age 45
Current and Maximum Charge	Monthly	$0.20 per $1,000 of specified amount for the first 60 policy months.
9. Guaranteed Option to Increase Specified Amount:
Cost of Insurance Charges[1]
Current and Maximum Charge	Monthly	Maximum of $0.15 to minimum of $0.04 per $1,000 of guaranteed option amount.
Charge for a representative non-tobacco male insured, age 25
Current and Maximum Charge	Monthly	$0.11 per $1,000 of guaranteed option amount.
10.Return of Premium Term Insurance:
Cost of Insurance Charges[1]
Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.02 per $1,000 of term insurance.
Current Charges	Monthly	Maximum of $83.33 to minimum of $0.01 per $1,000 of term insurance.
Charge for a representative non- tobacco male insured, age 45
Maximum Charge	Monthly	$0.22 per $1,000 of term insurance.
Current Charge	Monthly	$0.10 per $1,000 of term insurance.

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Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
11.Supplemental Term Insurance Agreement[3]:
Maximum Deferred Sales Charge (load) if the Policy is surrendered within the first 9 policy years or within the first 9 years following an increase	When the Policy is surrendered.

The Maximum Deferred Sales Charge for the policy is modified for this agreement as follows:

90% of the lesser of (i) premiums paid, (ii) the “maximum surrender charge premium[3]”, and (iii) $45.00 per $1,000 of the specified amount of the policy plus Term Insurance Benefit.

Charge for a representative non-tobacco male insured, age 45	When the Policy is surrendered.	90% of the lesser of (i) premiums paid, (ii) $16.20 per $1,000 of the specified amount of the policy plus the Term Insurance Benefit[3], and (iii) $45.00 per $1,000 of the specified amount of the policy plus the Term Insurance Benefit.
Cost of Insurance Charges[1]
Current and Maximum Charges	Monthly	Maximum of $83.33 to minimum of $0.01 per $1,000 of net amount at risk attributable to the term insurance benefit.
Charge for a representative non-tobacco male insured, age 45
Maximum Charge	Monthly	$0.22 per $1,000 of net amount at risk attributable to the term insurance benefit.
Current Charge	Monthly	$0.13 per $1,000 of net amount at risk attributable to the term insurance benefit.
Mortality and Expense Risk Face Amount Charge
Current and Maximum Charges	Monthly	For the first 60 months following the policy date or an increase in the term insurance benefit, the charges range from a maximum of $0.93 per $1,000 of the term insurance benefit to a minimum of $0.11 per $1,000 of the term insurance benefit..
Charge for a representative non-tobacco male insured, age 45
Current and Maximum Charge	Monthly	$0.26 per $1,000 of the term insurance benefit.
12.Supplemental Exchange Agreement:
Current and Maximum Charges	Monthly	No charge.

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Periodic Charges Under Optional Supplemental Benefit Riders Not Including Operating Expenses of Underlying Investment Funds
Supplemental Benefit Rider/Charges	When Charge Is Deducted	Amount Deducted
13.Overloan Protection Benefit Agreement:
Current and Maximum Charge	When Benefit is Exercised	One time charge of 3.5% of policy value.
14.Accelerated Death Benefit:
Current and Maximum Charge	When Benefit is Exercised	One time charge of 12 months worth of policy charges on the accelerated amount, plus an interest adjustment, which is equal to 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.
14.Chronic Illness Accelerated Benefit:
Current and Maximum Charge	No charge	No charge

1.	The cost of insurance charges under the Riders vary depending on the individual circumstances of the insured, such as sex, age and risk classification. The charges also vary depending on the amount of insurance specified in the Rider and the year in which the charge is deducted. The table shows the lowest and the highest cost of insurance charges for an insured, based on current rates and on guaranteed maximum rates for individuals in standard risk classifications. The table also shows the cost of insurance charges under a Rider issued to an individual who is representative of individuals we insure. The specifications pages of a Rider will indicate the guaranteed maximum cost of insurance charge applicable to your Policy. More detailed information concerning your cost of insurance charges is available from our administrative offices upon request. Also, before you purchase the Policy, we will provide you with hypothetical illustrations of policy values based upon the insured’s age and risk classification, the death benefit option selected, the amount of insurance specified in the Policy, planned periodic premiums, and riders requested. The net amount at risk referred to in the table is based upon the difference between the current benefit provided under the Rider and the current policy value allocated to the Rider. For additional information about the Riders, see What Are the Supplemental Benefit Riders That I Can Buy? in this prospectus.
2.	This rider is not available to all persons. See What Are the Supplemental Benefit Riders That I Can Buy? — Business Accounting Benefit or What Are the Supplemental Benefit Riders That I Can Buy? — Cash Value Enhancement Rider in this prospectus for additional information.
3.	For purposes of determining the allocation of net amount at risk between the specified amount of insurance in the Policy, and the term insurance benefit, the policy value will be allocated as follows: first to the initial term insurance benefit segment, then to any segments resulting from increases in the term insurance benefit in the order of the increases, then to the initial specified amount segment, and then to any segments resulting from increases in the specified amount in the order of the increases. Any increase in the death benefit in order to maintain the required minimum margin between the death benefit and the policy value will be allocated to the most recent increase in the specified amount in the Policy.
4.	While the Extended No-Lapse Agreement is in force, a minimum of 20% of the policy value must be allocated to the Indexed Fixed Account at the end of each month.

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.

	Minimum:	Maximum:
Maximum and Minimum Total Fund Operating Expenses (expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.36%	1.86%

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The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses(1)	Total Fund Expenses	Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.29%	0.01%	0.48%	0.00%		0.48%
Limited Maturity Bond	0.30%	0.28%	0.02%	0.60%	0.00%		0.60%
Quality Bond	0.31%	0.27%	0.03%	0.61%	0.00%		0.61%
High Yield Bond	0.50%	0.35%	0.00%	0.85%	0.00%		0.85%
Flexibly Managed	0.60%	0.25%	0.00%	0.85%	0.00%		0.85%
Balanced	0.00%	0.24%	0.44%	0.68%	0.06%	(2)	0.62%
Large Growth Stock	0.63%	0.31%	0.00%	0.94%	0.00%		0.94%
Large Cap Growth	0.55%	0.40%	0.00%	0.95%	(0.05%	)(4)	1.00%	(3)
Large Core Growth	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%	(3)
Large Cap Value	0.60%	0.29%	0.01%	0.90%	0.00%		0.90%
Large Core Value	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%
Index 500	0.07%	0.29%	0.00%	0.36%	0.00%		0.36%
Mid Cap Growth	0.70%	0.30%	0.00%	1.00%	0.00%		1.00%	(3)
Mid Cap Value	0.55%	0.29%	0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.39%	0.01%	1.12%	0.00%		1.12%	(3)
SMID Cap Growth	0.75%	0.48%	0.01%	1.24%	0.18%	(2)	1.06%	(3)
SMID Cap Value	0.95%	0.41%	0.01%	1.37%	0.22%	(2)	1.15%	(3)
Small Cap Growth	0.75%	0.33%	0.00%	1.08%	0.00%		1.08%	(3)
Small Cap Value	0.85%	0.30%	0.01%	1.16%	0.00%		1.16%
Small Cap Index	0.30%	1.00%	0.01%	1.31%	0.75%	(2)	0.56%
Developed International Index	0.30%	0.91%	0.00%	1.21%	0.62%	(2)	0.59%
International Equity	0.85%	0.39%	0.01%	1.25%	0.00%		1.25%
Emerging Markets Equity	1.18%	0.89%	0.01%	2.08%	0.22%	(2)	1.86%
Real Estate Securities	0.70%	0.31%	0.00%	1.01%	0.00%		1.01%	(3)
Aggressive Allocation	0.10%	0.30%	0.92%	1.32%	0.07%	(2)	1.25%
Moderately Aggressive Allocation	0.10%	0.22%	0.86%	1.18%	(0.01%	)(5)	1.19%
Moderate Allocation	0.10%	0.22%	0.79%	1.11%	0.00%		1.11%
Moderately Conservative Allocation	0.10%	0.24%	0.69%	1.03%	0.01%	(2)	1.02%
Conservative Allocation	0.10%	0.25%	0.61%	0.96%	0.02%	(2)	0.94%

(1)	Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.
(2)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain Funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Emerging Markets Equity	1.85%
Aggressive Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

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(3)	Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Large Cap Growth	0.96%
Large Core Growth	0.85%
Mid Cap Growth	0.97%
Mid Core Value	1.10%
SMID Cap Growth	0.96%
SMID Cap Value	1.13%
Small Cap Growth	1.06%
Real Estate Securities	0.99%

(4)	Pursuant to an agreement with Penn Mutual, this portion of the previously waived administrative fee was recouped during 2010.
(5)	Pursuant to an agreement with Penn Mutual and Independence Capital Management, Inc., this portion of the previously waived management fee was recouped during 2010.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

14

QUESTIONS AND ANSWERS

This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.

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What Is the Policy?

The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the Funds you choose. The death benefit may also increase or decrease based on investment performance but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your policy value to subaccounts of the Separate Account (which hold shares of the Funds listed on the first page of this prospectus) and to the Fixed Account Options where the value will accumulate interest.

You will have several options under the Policy. Here are some major ones:

•	Determine when and how much you pay to us

•	Determine when and how much to allocate to subaccounts of the Separate Account and to the Fixed Account Options

•	Borrow money

•	Change the beneficiary

•	Change the amount of insurance protection

•	Change the death benefit option you have selected

•	Surrender or partially surrender your Policy for all or part of its net cash surrender value

•	Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

Most of these options are subject to limits that are explained later in this prospectus.

If you want to purchase a Policy, you must complete an application and submit it to one of our authorized producers. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the policy date after we accept the application.

The maturity date of a Policy is the policy anniversary nearest the insured’s 121st birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan, including any capitalized interest on any such loan (“Net Policy Value”), on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the Net Policy Value.

Who Owns the Policy?

You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term “you” in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

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What Payments Must I Make Under the Policy?

Premium Payments

Amounts you pay to us under your Policy are called “premiums” or “premium payments.” The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums (also referred to as no-lapse premiums) are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a “flexible premium” Policy.

Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount at risk.

We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium/Cash Value Corridor Test of the Internal Revenue Code of 1986, as amended (the “Code”), federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a “modified endowment contract” under the Code; you could incur a penalty on the amount you take out of a “modified endowment contract.” We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a “modified endowment contract” under the Code. See How Much Life Insurance Does the Policy Provide? and How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

Planned Premiums

The policy specifications page of your Policy will show the “planned premium” for the Policy. You choose this amount in the policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums — annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay policy charges. See No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, PA 19101-7460, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

We will also accept premiums:

•	by wire or by exchange from another insurance company,

•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

•	if we agree to it, through a salary deduction plan with your employer.

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You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

No-Lapse Feature

Your Policy will remain in force during the no-lapse period, regardless of investment performance and your net cash surrender value, if (a) equals or exceeds (b), where:

(a)	is the total premiums you have paid, less any partial surrenders you made; and

(b)	is the “no-lapse premium” specified in your Policy, multiplied by the number of months the Policy has been in force.

The no-lapse period is determined at issue and is the earlier of 20 years or to the policy anniversary nearest the insured’s attained age 80, with a minimum of 5 years.

The “no-lapse premium” will generally be less than the monthly equivalent of the planned premium you specified.

The no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See What Is a Policy Loan? in this prospectus.

Lapse and Reinstatement

If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day “grace period” from the date we notify you to make that payment. If you don’t pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loans.

If the Policy terminates, you can apply to reinstate it within five years from the date of lapse if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

Premiums Upon an Increase in the Specified Amount

If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See Can I Change Insurance Coverage Under the Policy? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

How Are Amounts Credited to the Separate Account?

From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the initial net premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

When a payment is allocated to a subaccount of the Separate Account, or transferred from one of the Fixed Account Options to a subaccount of the Separate Account, or from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy in accordance with the Company’s standard procedures, generally based on the next asset value next computed after receipt. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an

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accumulation unit of the subaccount for the current valuation period. A valuation period is the period from one valuation of Separate Account assets to the next.

For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established and is valued each day shares of the Fund held in the subaccount are valued (normally as of the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is determined by dividing (a) by (b), where

(a)	is the net asset value per share of the Fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the “ex-dividend date” occurs in the valuation period; and

(b)	is the net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period.

For information on how amounts are credited to the Fixed Account Options, see Appendix E.

How Much Life Insurance Does the Policy Provide?

In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the “specified amount” of insurance. The minimum specified amount of insurance that you can purchase is $50,000 ($100,000 for issue ages 71 to 85).

Death Benefit Options

When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

•	Option 1 — The death benefit is the greater of (a) the specified amount of insurance, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

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Option 2 — The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

For purposes of both death benefits, policy value includes amounts in the subaccounts of the Separate Account and/or the Fixed Account Options, including the Indexed Fixed Account.

The “applicable percentages” depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the “applicable percentage” is 250% when the insured has attained age 40 or less and decreases to 100.1% when the insured attains ages 96 through 121. For the Cash Value Accumulation Test, the “applicable percentages” will vary by attained age and the insurance risk characteristics. Tables showing “applicable percentages” are included in Appendix B.

If the investment performance of the investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

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Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under the Policy?

Change of Death Benefit Option

You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

•	after the change, the specified amount of insurance must be at least $50,000;

•	no change may be made in the first policy year and no more than one change may be made in any policy year; and

•	if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

Changes in the Specified Amount of Insurance

You may increase the specified amount of insurance, subject to the following conditions:

•	you must submit an application along with evidence of insurability acceptable to Penn Mutual;

•	any increase in the specified amount must be at least $10,000; and

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

You may decrease the specified amount of insurance, subject to the following conditions:

•	no change may be made in the first policy year;

•	no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

•	no decrease may be made within one year of an increase in the specified amount; and

•	any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

Exchange of Policies

For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See What Are the Supplemental Benefits That I Can Buy? — Supplemental Exchange Agreement in this prospectus.

Tax Consequences of Changing Insurance Coverage

See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

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What Is the Value of My Policy?

You may allocate or transfer your policy value to the subaccounts of the Separate Account and/or the Fixed Account Options, including the Indexed Fixed Account.

Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the Funds held in the subaccount.

The amount you allocate to the Traditional and Holding Fixed Accounts will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 2%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the Indexed Fixed Account and hold for a five-year period will earn at least 0% annually with a cumulative guarantee of 2% over the five-year period. Amounts you allocate to any of the Fixed Account Options will not be subject to the mortality and expense risk charge described later in this section or to Fund expenses. Your policy value will be affected by deductions we make from your Policy for policy charges.

At any time, your policy value is equal to:

•	the net premiums you have paid;

•	plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account;

•	plus interest credited to the amount in the part of your policy value (if any) allocated to the Fixed Account Options;

•	minus policy charges we deduct; and

•	minus partial surrenders you have made.

If you borrow money under your Policy, other factors affect your policy value. See What Is a Policy Loan? in this prospectus.

Policy Value Enhancement

After completion of the 10th policy year, we will credit a policy value enhancement on future monthly policy anniversaries. The amount of the policy value enhancement (on both a current and a guaranteed basis) will be equivalent to an annual effective rate of 0.10% of your policy value less any policy value held as collateral for a policy loan. The policy value enhancement will be applied pro-rata across the subaccounts of the Separate Account and the Fixed Account Options. It is applicable only to non-loaned values and not applicable to policy values inside the special loan account. For example, if your policy value during your 11th policy year averaged $1,000,000, you would receive a policy value enhancement of $1,000 during that year. Assuming the same facts, but $100,000 of policy value has been transferred to the special loan account, the policy value enhancement would be $900.

How Can I Change the Policy’s Investment Allocations?

Future Premium Payments

You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

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Transfers Among Existing Investment Options

You may also transfer amounts from one investment option to another, and to and from the Fixed Account Options except for the Holding Fixed Account.

To make transfers, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

•	the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

•	if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

•	we may defer transfers under certain conditions;

•	transfers may not be made during the free look period;

•	transfers may be made from the Traditional Fixed Account option only during the 30 day period following the end of each policy year;

•	transfers from the Indexed Fixed Account may be made only on the anniversary of an allocation of an amount to the Indexed Fixed Account; and

•	the amount that may be transferred excludes any amount held in the policy loan account.

The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our policy owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks

We did not design this variable life policy and the available subaccounts to accommodate market timing or frequent transfers between the subaccounts. Frequent exchanges among subaccounts and market timing by policy owners can reduce the long–term returns of the underlying funds. The reduced returns could adversely affect the policy owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance — dedicated funds available through the subaccounts generally cannot detect individual policy owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short–term trading by policy owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some policy owners may be able to engage in frequent trading, while other policy owners will bear the affects of such frequent trading. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

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Frequent Trading Policies

We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to policy owners, revise them in any manner not inconsistent with the terms of the Policy. If requested by the investment adviser and/or sub-adviser of an underlying fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected funds, the following steps will be taken on a uniform basis:

1.	A letter is sent to the policy owner and to the registered representative associated with the Policy reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

2.	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the policy owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

3.	Any Policies which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging

This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the Traditional Fixed Account and Indexed Fixed Account options in the Fixed Account. If you wish to make transfers into the Indexed Fixed Account, money will be transferred into the Holding Fixed Account until the next monthly policy anniversary, when it will then be allocated into the Indexed Fixed Account. You choose the investment options and the dollar amount of the transfers. You may dollar cost average from the money market investment option for up to 60 months. For policies issued prior to April 1, 2009, all transfers occur on the 15th of the month. For policies issued April 1, 2009 and later, all transfers occur on the monthly anniversary. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be at least $600 and the amount transferred each month must be at least $50. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time.

Dollar Cost Averaging Account — Twelve-Month Fixed Account

This program allows you to allocate all or a portion of a premium payment to the twelve-month dollar cost averaging fixed account, where it is automatically re-allocated each month to one or more of the variable investment options or the Fixed Account Options that you select. Premium payments may be allocated to the account at any time. The amount you allocate to the twelve-month dollar cost averaging fixed account will earn interest for a twelve-month period at a rate we declare monthly. In addition, you are permitted to take loans on or withdraw money from the funds available in the account. For policies issued prior to April 1, 2009, the account operates on a twelve-month cycle beginning on the 15th of each month following your allocation of a premium payment to the account. Thereafter, on the 15th of each month during the cycle, an amount is transferred from the

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account to the investment option(s) you selected. Note that if your monthly policy anniversary date is not the 15th of the month and you selected the Indexed Fixed Account to receive transfers from the twelve-month dollar cost averaging fixed account, transfers will be made to the Holding Fixed Account on the 15th of the month and then automatically transferred to the Indexed Fixed Account on the subsequent monthly policy anniversary. For policies issued April 1, 2009 and later, the account operates on a twelve-month cycle beginning on the monthly anniversary of each month following your allocation of a premium payment to the account. Thereafter, on the monthly anniversary of each month during the cycle, an amount is transferred from the account to the investment option(s) you selected. The account terminates when the Policy lapses or is surrendered, on the death of the insured, at the end of the twelve-month cycle or at your request. Upon termination of the account, all funds in the account are allocated to other investment options based upon your instructions.

The purposes and benefits of the program are similar to the money market account dollar cost averaging program offered under the Policy. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. No more than one dollar cost averaging program may be in effect at any one time.

Asset Rebalancing

This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have one of the dollar cost averaging programs in effect, the portion of your policy value in either of the dollar cost averaging accounts may not be included in the rebalancing program. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. You may discontinue the program at any time. All of the Fixed Account Options are ineligible for the asset rebalancing program.

What Are the Fees and Charges Under the Policy?

Policy value allocated to the Separate Account and the Fixed Account Options including the Indexed Fixed Account is subject to the fees and charges described below, including the Monthly Deduction (other than the Mortality and Expense Risk Asset Charge), the Transfer Charge, the Surrender Charge and the Partial Surrender Charge.

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Premium Charge — 7.5% (currently reduced to 5.0% of all premiums paid) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 1.5% of all premiums paid) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

Monthly Deductions

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Insurance Charge — A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and

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when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a standard tobacco, preferred tobacco, standard non-tobacco, preferred non-tobacco or preferred plus non-tobacco rate class. We may also place certain people in a rate class involving a higher mortality risk than the standard tobacco or standard non-tobacco classes (a “substandard class”). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a standard tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a standard, preferred, or preferred plus non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your remaining investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your investment options and the Fixed Account Options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the investment options and the Fixed Account Options.

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Administrative Charge — A monthly charge to help cover our administrative costs. This charge is a flat dollar charge of up to $9 (currently, the flat charge is $8 — we will notify you in advance if we change our current rates). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your remaining investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment options and Fixed Account Options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment options and Fixed Account Options.

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Mortality and Expense Risk Charge — A monthly charge to cover mortality and expense risks. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amount we charge for administration. We will notify you in advance if we change our current rates. We may realize a profit from the charges, and if we do, it will become part of our surplus.

This charge has two parts:

(1)

Mortality and Expense Risk Face Amount Charge. For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase. The charge is equal to the current rate stated in Appendix C to this prospectus times each $1,000 of the initial and the increased specified amount of insurance. The charge varies with the issue age of the insured or the age of the insured on the effective date of the increase. Current and guaranteed rates for the specified amount component are shown in Appendix C. In

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accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your remaining investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your investment options and Fixed Account Options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the investment options and Fixed Account Options.

(2)	Mortality and Expense Risk Asset Charge. The current charge during the first 120 months after the policy date is equivalent to an annual effective rate of 0.35% of the first $25,000 of policy value, plus an annual rate of 0.05% of the policy value in excess of $25,000. In addition, the current mortality and expense risk asset charge is zero beyond the first 120 months after the policy date. The guaranteed charge for all Policies is equivalent to an annual effective rate of 0.60% of the first $50,000 of policy value, plus an annual rate of 0.30% of the policy value in excess of $50,000. The charges are deducted pro-rata from your investment options.

For policies issued in the State of Maryland, these charges are labeled as (1) Monthly Charge per $1,000 of Specified Amount, and (2) Monthly Policy Value Charge.

•	Optional Supplemental Benefit Charges — Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Transfer Charge

We reserve the right to impose a $10 charge on any transfer of policy value among Funds and/or the Fixed Account Options if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

Surrender Charge

If you surrender your Policy within the first 9 policy years or within 9 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

With respect to a surrender within the first 9 policy years, the surrender charge equals 90% of the lesser of (a), (b), and (c), multiplied by (d), where:

(a)	is the maximum surrender charge premium (which is an amount calculated separately for each Policy);

(b)	is the total premium paid in the first 12 months from issue;

(c)	is $45.00 per $1,000 of initial amount of insurance; and

(d)	is the applicable surrender factor from the table below in which the policy year is determined.

With respect to a surrender within 9 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals 90% of the lesser of (a), (b), and (c), multiplied by (d), where:

(a)	is the maximum surrender charge premium based on the age and class of the Insured at the time of increase;

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(b)	is the total premium paid in the first 12 months following the effective date of the increase;

(c)	is $45.00 per $1,000 of the amount of the increase in specified amount; and

(d)	is the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

Surrender During Policy Year	Surrender Factor
1	1.00
2	0.89
3	0.78
4	0.67
5	0.56
6	0.45
7	0.34
8	0.23
9	0.12
10+	0.00

If the Policy is surrendered within the first 9 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured’s rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests.

If the Policy is surrendered after the first 9 years, but within 9 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

Partial Surrender Charge

If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender.

Policy Loan

For information concerning policy loans, including the associated charges, see What is a Policy Loan and the discussion of Indexed Loans in Appendix E.

Reduction of Charges

This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals,

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the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

What Are the Supplemental Benefit Riders That I Can Buy?

We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, the monthly charges for the supplemental benefits will be deducted from your policy value, in addition to the charges paid under the base Policy. Policy value allocated to the Separate Account and the Fixed Account Options, including the Indexed Fixed Account, is subject to these charges.

Accidental Death Benefit Agreement

This Agreement provides an additional death benefit if the insured’s death results from accidental causes as defined in the Agreement. This Agreement is not available for all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Extended No-Lapse Guarantee Rider. The benefits provided under the Agreement are subject to the provisions in the Agreement.

Additional Insured Term Insurance Agreement

This Agreement provides term insurance on other persons in addition to the insured, in amounts described in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life policy without evidence of insurability.

Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. This Agreement can be elected at any time, as long as the insured meets our underwriting requirements. The benefits provided under the Agreement are subject to all of the provisions in the Agreement.

Business Accounting Benefit Agreement

This Agreement provides enhanced early year cash surrender values for Policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of three insureds under the plan. Under this Agreement, during the first nine policy years we will deduct a monthly charge of up to $0.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $0.03 per $1,000 of increases in the specified amount of insurance during the first nine policy years after the increase. Decreases in coverage do not affect the charge for this Agreement. The $0.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance

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coverages provided under the Policy and all applicable surrender charges would resume. You may add this Agreement to your base Policy only at the time you purchase your Policy. The benefits provided under the Agreement are subject to all provisions of the Agreement. This Agreement is not available with the Cash Value Enhancement Rider.

Cash Value Enhancement Agreement

This Agreement will provide higher early-duration cash surrender values for certain limited corporate market applications and will not be available for sale in the individual markets. The higher cash surrender values will be accomplished through a termination credit during the first five policy years while the Agreement is in force.

There are several limits to the use of this Agreement. The Policy must be sponsored by or owned by a business, a corporation, or a corporate trust. The corporation must be at least a partial beneficiary. If the Policy is in support of a corporate-sponsored non-qualified deferred compensation plan, a corporate board resolution authorizing the plan or a copy of the plan document must be included with the policy application. A minimum of one life can be covered. If the Policy to which this Agreement is attached is exchanged for another policy or has its ownership changed to a life insurance company, the Agreement is terminated and the termination credit will not be applied.

The monthly deduction for this Agreement is a monthly administrative expense charge per $1,000 of specified amount assessed against the initial specified amount of the Policy and any initial Supplemental Term Insurance during each of the first five policy years. This charge is set to be $0.20 per month for all ages and rate classes. This Agreement is not available with the Business Accounting Benefit Agreement.

Children’s Term Insurance Agreement

This Agreement provides term insurance on one or more children of the insured of the Policy in amounts described in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child’s twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child’s twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge is a flat monthly charge of $0.15 per $1,000 of rider specified amount without regard to the number of children, their ages, or gender. The cost of insurance rate will not exceed $0.24 per $1,000 of rider specified amount per month. This Agreement can be elected at any time. The benefits provided by the Agreement are subject to the provisions in the Agreement.

Disability Waiver of Monthly Deduction Agreement

This Agreement provides a waiver of the monthly deductions from the value of the policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured’s sixty-fifth birthday. This Agreement can be elected at any time, as long as the insured meets underwriting requirements. The benefits provided under this Agreement are subject to the provisions of the Agreement.

Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement

This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the

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value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. This Agreement can be elected at any time, as long as the insured meets underwriting requirements. This benefit is subject to the provisions in the Agreement.

Extended No-Lapse Guarantee Agreement

This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the Extended No-Lapse Guarantee requirement is satisfied. The Extended No-Lapse Guarantee requirement is satisfied if the premiums paid less withdrawals, accumulated at 5%, exceed the sum of the Extended No-Lapse Guarantee Premiums accumulated at 5%. The Extended No-Lapse Guarantee Premiums are based upon issue age, gender, rate class, and other policy benefits and is stated in the Policy. In addition, while this Agreement is in force, a minimum of 20% of the policy value must be allocated to the Indexed Fixed Account at the end of each month. At the end of each policy month, we will allocate a pro-rated amount from the subaccounts of the Separate Account to the Indexed Fixed Account so that the allocation requirement is met. We reserve the right to modify the minimum percentage amount that must remain in the Indexed Fixed Account, but will only do so only for newly issued policies and for any increases in the Specified Amount requested by an existing policy owner. We will notify you of any percentage change before making any requested face amount increase.

The monthly deduction for this Agreement is a cost of insurance charge applied to the specified amount of insurance in the Policy, plus insurance provided by any Supplemental Term Insurance Agreements or Additional Insured Term Insurance Agreements. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available with any of the following riders: Accidental Death Benefit; Guaranteed Insurability Agreement or Return of Premium Term Insurance. This benefit is subject to the provisions in the Agreement.

Guaranteed Option to Increase Specified Amount Agreement

This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured’s birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Extended No-Lapse Guarantee Rider. This option is subject to the provisions in the Agreement.

Return of Premium Term Insurance Agreement

This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthly policy anniversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. You may add this Agreement to your base Policy only at the time you purchase your Policy. This Agreement is not available if you choose the Extended No-Lapse Guarantee Rider. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

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Supplemental Term Insurance Agreement

This Agreement adds term insurance to the death benefit provided under the Policy. The Agreement modifies the death benefit options (as provided in the Policy) as follows.

Option 1 — The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Agreement, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

Option 2 — The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Agreement and the policy value on the date of the insured’s death, or (b) the “applicable percentage” of the policy value on the date of the insured’s death.

Additional information on the death benefit options may be found under How Much Life Insurance Does the Policy Provide? in this prospectus.

The amount of term insurance added by the Agreement may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $10,000.

The monthly deductions under the Policy include a mortality and expense risk face amount charge applied to the amount of term insurance added to the Policy by the Agreement. The mortality and expense risk face amount charge will not exceed the maximum charges shown in the Additional Policy Specifications in the Policy. Both the current and guaranteed maximum mortality and expense risk face amount charges for term insurance added by the Agreement are shown in Appendix D.

The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

The surrender charges under the Policy will include a surrender charge for the term insurance added by the Agreement. The maximum surrender charge premium component of the surrender charge will be increased by the amount of the term insurance added by the Agreement multiplied by the unit maximum surrender charge premium at the issue age and rate class of the insured. The $45.00 per $1,000 component of the surrender charge will be modified to include the amount of the term insurance added by the Agreement along with the specified amount of the policy.

After completion of the 10th policy year, we will credit a policy value enhancement on future monthly policy anniversaries. The amount of the policy value enhancement (on both a current and a guaranteed basis) will be equivalent to an annual effective rate of 0.25%. multiplied by (a) divided by (b), where;

(a)	is the Term Insurance Benefit, and

(b)	is the sum of the Term Insurance Benefit and the Specified Amount of the policy

The policy value enhancement will be applied pro-rata across the subaccounts of the Separate Account and the options of the Fixed Account. It is applicable only to non-loaned values and not applicable to policy values inside the special loan account.

It may be to your economic advantage to add life insurance protection to the Policy through the Agreement. The total current charges that you pay for your insurance beyond the fifth policy year will be less with term insurance added by the Agreement. It also should be noted, however, that the total current charges in the first five policy years under the Policy will be higher with a portion of the insurance added by the Agreement than they would be if all of the insurance were provided under the base Policy.

You may add this Agreement to your base Policy only at the time you purchase your Policy.

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Supplemental Exchange Agreement

The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, and the owner must surrender all rights in the Policy to be exchanged. This Agreement is automatically added to corporate-owned Policies.

Overloan Protection Benefit Agreement

This Agreement allows the policy owner to access the cash value from the Policy, while providing him or her with a reduced paid-up policy in the event that the loan-to-surrender value equals or exceeds 96%. The Agreement is subject to certain conditions, including that the insured’s attained age is 75 or older, the Policy has been in force for a minimum for 15 years and the non-taxable withdrawals must equal the total premiums paid. If the conditions of the Agreement are satisfied, the Policy will automatically become a reduced paid-up life insurance policy. The death benefit will equal 105% of the policy value at the time of exercise. The Agreement is subject to a one-time charge of 3.5% of the policy value, which is imposed when the benefit is exercised.

Certain changes are made to the Policy as a result of the benefit being exercised, including

•	the transfer of all values in the subaccounts of the Separate Account to the Traditional Fixed Account, which will then be credited with interest;

•	all supplemental agreements attached to the Policy will be terminated;

•	no additional premium payments, partial surrenders, policy loans or policy loan repayments will be allowed; and

•	no further changes may be made to the Policy.

This Agreement can be elected at any time. The benefit provided under the Agreement is subject to the provisions of the Agreement.

Accelerated Death Benefit Agreement

The Accelerated Death Benefit Agreement provides the insured access to a portion of death benefit while the insured is living. The following provisions apply:

•

The amount of death benefit proceeds you can access must be at least $10,000, but no more than the lesser of 50% of the total death benefit amount or $250,000. In New Jersey and South Carolina, the maximum limit is $100,000 per policy. In New York, the amount of benefit that you can access will be not less than $50,000 or 25% of the face amount, and cannot exceed 50% of the face amount.

•

The insured must be diagnosed by a licensed physician of the United States as being terminally ill with a life expectancy of 12 months or less (24 months or less in Massachusetts). The physician may not be the owner, insured, beneficiary, or relative of the insured.

•	Penn Mutual reserves the right, at its own expense, to seek additional medical opinions in order to determine benefit eligibility.

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The amount you access under this Agreement will reduce the death benefit that is payable under the base Policy upon the death of the insured.

The Accelerated Death Benefit Agreement is automatically added to all base Policies with a face amount greater than $50,000 and issued after January 1, 1996. The cost of this benefit is incurred only at the time of exercise and is equal to 12 months’ worth of policy charges on the accelerated amount, plus an interest adjustment. The interest adjustment equals 12 months worth of interest on the accelerated amount based on a rate that is the greater of (a) the current 90-day Treasury bill rate, or (b) the current policy loan rate.

Chronic Illness Accelerated Benefit Rider

The Chronic Illness Accelerated Benefit Rider provides the Owner access to a portion of the death benefit when the Insured has been certified with a Chronic Illness. Death benefits and policy values will be reduced if an Accelerated Benefit is paid. The following provisions apply:

•

The Owner may request the payment of the Accelerated Benefit Payment in a single lump sum or in a series of equal payments occurring annually, semi-annually, quarterly, or monthly. The series of benefit payments will continue as scheduled, as long as the insured is certified as having a Chronic Illness at least every 12 months, until the remaining death benefit reaches the minimum allowed by the Company or the rider is terminated. No more than 12 Accelerated Benefit Payments will be paid in a 12 month period. The Accelerated Benefit Payment must first be used to repay a pro rata share of any outstanding indebtedness.

•	Penn Mutual will limit the Accelerated Benefit Payment such that:

•	The Policy is not disqualified as life insurance according to Internal Revenue Code;

•

The Accelerated Benefit Payment is at least $4,800 if taken as a single lump sum, or the sum of scheduled payments for the 12 month period following the election date is at least $4,800 if taken as a series of payments;

•

The maximum total amount of Accelerated Benefit Payments in a 12 month period, for all policies or riders under which the Insured is covered with the Company, will not exceed the least of 24% of the Eligible Amount, $240,000, or the annual Per Diem Limitation within the meaning of sections 101(g)(3)(D) and 7702B(d) of the Internal Revenue Code. The Per Diem Limitation further requires that the total aggregated benefits being received from all coverages do not exceed the IRS annual Per Diem amount, including benefits received from coverages not with Penn Mutual and reimbursements of costs for qualified long-term care services through insurance or otherwise. Accelerated Benefit Payments are determined after taking into account all other coverage and reimbursements;

•	The maximum total amount of Accelerated Benefit Payments during the life of the Insured, for all policies or riders under which the Insured is covered with Penn Mutual, will not exceed $5,000,000; and

•	The death benefit remaining after an Accelerated Benefit Payment is not less than $50,000.

•	Chronic Illness means that the Insured has been certified by a licensed health care practitioner within the last 12 months as:

•

Being unable to perform at least two Activities of Daily Living (bathing, continence, dressing, eating, toileting, transferring) without substantial assistance from another person due to a loss of functional capacity for a period of at least 90 consecutive days; or

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•	Requiring substantial supervision by another person for a period of at least 90 consecutive days to protect the Insured from threats to health and safety due to severe Cognitive Impairment.

•	Cognitive Impairment means deterioration or loss in intellectual capacity that is:

(1)	Comparable to (and includes) Alzheimer’s Disease and similar forms of irreversible dementia; and

(2)	Measured by clinical evidence and standardized tests which reliably measure impairment in:

(a)	Short term or long term memory; and

(b)	Orientation to people, places, or time; and

(c)	Deductive or abstract reasoning; and

(d)	Judgment as it relates to safety awareness.

•

For each lump sum benefit payment, or at the beginning of each 12 month period following the election date if benefit payments are scheduled in a series, Penn Mutual must receive written certification from a licensed health care practitioner that the Insured has a Chronic Illness. The licensed health care practitioner may be a licensed physician, registered professional nurse, licensed social worker, or other similar health care practitioner approved by the Internal Revenue Service and Penn Mutual. The licensed health care practitioner shall not be the Insured, Owner, Beneficiary, or a relative thereof. Penn Mutual reserves the right to obtain at any time an additional opinion of the Insured’s condition from a licensed health care practitioner at Penn Mutual’s expense. Should this opinion differ from that of the Insured’s licensed health care practitioner, eligibility for benefits will be determined by a third licensed health care practitioner who is mutually acceptable to the Owner and Penn Mutual.

The Chronic Illness Accelerated Benefit Rider can be added to the Policy after issue subject to Penn Mutual restrictions.

State specific variations apply in regard to the amount and frequency of the benefit, as well as to the qualifying events for exercising the benefit. For more information contact your Penn Mutual representative or call our office.

General Rules and Limitations

Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

What Is a Policy Loan?

We offer two policy loan options with this Policy: a Traditional Loan and an Indexed Loan. Indexed Loans, which are not available in New York, are described in Appendix E. You may only have one loan option in force at any time. Under both options, you may borrow up to 95% of your cash surrender value and the minimum amount you may borrow is $250.

For the Traditional Loan option, interest charged on the loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the Fixed Account Options on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate

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Account. Amounts withdrawn from the Fixed Account Options cease to participate in the crediting strategies offered in the Fixed Account Options. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter (4.0% thereafter in New York). On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.

You may repay all or part of a loan at any time. Upon repayment of a Traditional Loan, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

If your Policy lapses (see What Payments Must Be Paid Under the Policy?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See How Is the Policy Treated Under Federal Income Tax Law? in this prospectus.

The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money From the Policy?

Full Surrender

You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your “net cash surrender value.” The policy value is based on amounts allocated to the subaccounts of the Separate Account and/or the Fixed Account Options, including the Indexed Fixed Account.

Partial Surrender

You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

•	the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

•	no more than twelve partial surrenders may be made in a policy year;

•	each partial surrender must be at least $250;

•	a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

•	during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

If you elect Death Benefit Option 1 (see How Much Life Insurance Does the Policy Provide? in this prospectus), a partial surrender may reduce your specified amount of insurance — by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy, and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

Partial surrenders reduce the policy value and net cash surrender value by the amount of the partial surrender.

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Partial surrenders will be deducted from subaccounts of the Separate Account and the Fixed Account Options in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and the Fixed Account Options on a pro-rata basis.

Can I Choose Different Payout Options Under the Policy?

Choosing a Payout Option

You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

Changing a Payment Option

You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact of Choosing a Payment Option

There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated Under Federal Income Tax Law?

Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming your Policy is not treated as a “modified endowment contract” under federal income tax law, distributions from the Policy are generally treated as first the return of investment in the Policy and then, only after the return of all investment in the Policy, as distribution of taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy’s death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that the Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policy to qualify as a life

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insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

The Treasury Department has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the policy owner is considered the owner of separate account assets, income and gain from the assets would be includable in the policy owner’s gross income. The Treasury Department has indicated that in regulations or additional revenue rulings under Section 817(d), (relating to the definition of a variable life insurance policy), it will provide guidance on the extent to which policy owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the Policies may need to be modified to comply with them.

IRC Qualification

Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests — a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

•	Cash Value Accumulation Test – Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

•

Guideline Premium/Cash Value Corridor Test – The Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

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Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

Due to the Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a modified endowment contract.

Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner’s becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s Beneficiary.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

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Other Tax Considerations

The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Do I Communicate With Penn Mutual?

General Rules

You may mail all checks for premium payments to The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks to The Penn Mutual Life Insurance Company, Payment Processing Center, L/B 7460, Route 38 & East Gate Drive, Moorestown, NJ 08057.

Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

•	policy loans in excess of $50,000, partial surrenders in excess of $10,000, and full surrenders;

•	change of death benefit option;

•	changes in specified amount of insurance;

•	change of beneficiary;

•	election of payment option for policy proceeds; and

•	tax withholding elections.

You should mail or express these requests to our office. You should also send notice of the insured person’s death and related documentation to our office. Communications are not treated as “received” until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our

39

business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

You or the producer of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the producer of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions, including instructions from the producer of record, communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

What Is the Timing of Transactions Under the Policy?

Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the Funds held in subaccounts of the Separate Account. Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price. Death benefits will be based on values as of the date of death.

We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our policy owners.

We may also defer making a payment or transfer from a Fixed Account Option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from a Fixed Account Option is deferred for 30 days or more, it will bear interest at a rate of 2% per year compounded annually while it is deferred.

How Does Penn Mutual Communicate With Me?

At least once each year we will send a report to you showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

40

Do I Have the Right to Cancel the Policy?

You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the “free look” period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the “free look” period. At the end of the period, the money will be transferred to the investment options you have chosen.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuities in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

We established Penn Mutual Variable Life Account I as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and qualifies as a “separate account” within the meaning of the federal securities laws.

Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from policy owners.

Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

If investment in shares of a Fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE INVESTMENT FUNDS

We are the legal owner of shares of the Funds and as such have the right to vote on all matters submitted to shareholders of the Funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the Funds in our own right, we may elect to do so.

To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may

41

give voting instructions is currently determined by dividing the portion of the owner’s policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as independent registered public accounting firm for Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Policies. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Policies through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Policies through their sales representatives. HTK is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Policies. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales), 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. In lieu of the renewal commissions just described, registered representatives can opt to receive 1% of premiums paid during the second through tenth policy years, 0% of the premiums paid after the first ten policy years, and an asset-based commission equivalent to an annualized rate of 0.10% of net policy value during the second through tenth policy years, and a 0.25% of net policy value after the first ten policy years.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

42

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the Policies.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also producers of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Policy rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Policy, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in a statement of additional information, which may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

43

APPENDIX A

Sample Minimum Initial Premiums

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

Issue Age of Insured	Sex of Insured	Base Death Benefit	Minimum Initial Premium
25	M	$50,000	$145.00
30	F	$75,000	$212.25
35	M	$75,000	$285.00
40	F	$100,000	$438.00
45	M	$100,000	$680.00
50	F	$100,000	$800.00
55	M	$100,000	$1,300.00
60	F	$75,000	$1,126.50
65	M	$75,000	$2,062.50
70	F	$50,000	$1,117.50

A-1

APPENDIX B

Applicable Percentages Under the Guideline Premium/Cash Value Corridor Test

Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%
0-40	250%	52	171%	64	122%	76	105%	88	105%
41	243%	53	164%	65	120%	77	105%	89	105%
42	236%	54	157%	66	119%	78	105%	90	105%
43	229%	55	150%	67	118%	79	105%	91	104%
44	222%	56	146%	68	117%	80	105%	92	103%
45	215%	57	142%	69	116%	81	105%	93	102%
46	209%	58	138%	70	115%	82	105%	94	101%
47	203%	59	134%	71	113%	83	105%	95	101%
48	197%	60	130%	72	111%	84	105%	96-120	100.1%
49	191%	61	128%	73	109%	85	105%
50	185%	62	126%	74	107%	86	105%
51	178%	63	124%	75	105%	87	105%

Sample Applicable Percentages Under the Cash Value Accumulation Test

Male Non-Tobacco & Tobacco

Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%
0-19	N/A	36	460.84%	53	261.23%	69	167.34%	85	123.12%
20	788.97%	37	445.12%	54	253.14%	70	163.41%	86	121.52%
21	763.77%	38	429.94%	55	245.41%	71	159.64%	87	120.04%
22	739.19%	39	415.33%	56	238.05%	72	156.02%	88	118.67%
23	715.32%	40	401.25%	57	231.02%	73	152.60%	89	117.40%
24	692.10%	41	387.70%	58	224.31%	74	149.34%	90	116.22%
25	669.55%	42	374.67%	59	217.86%	75	146.24%	91	115.11%
26	647.66%	43	362.16%	60	211.65%	76	143.28%	92	114.03%
27	626.50%	44	350.15%	61	205.70%	77	140.46%	93	112.95%
28	606.06%	45	338.66%	62	200.03%	78	137.78%	94	111.84%
29	586.14%	46	327.65%	63	194.64%	79	135.26%	95	110.66%
30	566.69%	47	317.09%	64	189.54%	80	132.89%	96	109.36%
31	547.74%	48	306.95%	65	184.68%	81	130.67%	97	107.80%
32	529.29%	49	297.13%	66	180.06%	82	128.60%	98	105.87%
33	511.36%	50	287.65%	67	175.65%	83	126.66%	99+	103.36%
34	493.97%	51	278.49%	68	171.41%	84	124.83%
35	477.14%	52	269.68%

B-1

Female Non-Tobacco & Tobacco

Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%	Attained Age	%
0-19	N/A	36	521.72%	53	293.32%	69	186.14%	85	131.25%
20	920.72%	37	503.79%	54	284.29%	70	181.46%	86	129.07%
21	888.67%	38	486.54%	55	275.64%	71	176.96%	87	126.97%
22	857.66%	39	469.91%	56	267.37%	72	172.65%	88	125.01%
23	827.75%	40	453.85%	57	259.46%	73	168.53%	89	123.18%
24	798.76%	41	438.36%	58	251.90%	74	164.58%	90	121.46%
25	770.77%	42	423.43%	59	244.66%	75	160.80%	91	119.78%
26	743.76%	43	409.05%	60	237.72%	76	157.19%	92	117.98%
27	717.69%	44	395.21%	61	231.05%	77	153.73%	93	116.14%
28	692.59%	45	381.90%	62	224.65%	78	150.41%	94	114.31%
29	668.40%	46	369.11%	63	218.49%	79	147.24%	95	112.47%
30	645.05%	47	356.83%	64	212.56%	80	144.19%	96	110.61%
31	622.50%	48	345.07%	65	206.86%	81	141.28%	97	108.62%
32	600.80%	49	333.79%	66	201.37%	82	138.54%	98	106.35%
33	579.87%	50	323.00%	67	196.09%	83	135.97%	99+	103.51%
34	559.72%	51	312.66%	68	191.02%	84	133.54%
35	540.33%	52	302.77%

B-2

APPENDIX C

Mortality and Expense Risk Face Amount Charge

Current Rates per $1,000 of Initial Face Amount*

Non-Tobacco (Policy Years 1-5)				Non-Tobacco (Policy Years 6-10)
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	N/A	N/A	N/A	N/A	N/A	N/A
10	N/A	N/A	N/A	N/A	N/A	N/A
15	N/A	N/A	N/A	N/A	N/A	N/A
20	0.13	0.13	0.13	0.065	0.065	0.065
25	0.13	0.13	0.13	0.065	0.065	0.065
30	0.15	0.15	0.15	0.075	0.075	0.075
35	0.17	0.17	0.17	0.085	0.085	0.085
40	0.22	0.20	0.21	0.110	0.100	0.105
45	0.26	0.22	0.25	0.130	0.110	0.125
50	0.29	0.26	0.28	0.145	0.130	0.140
55	0.32	0.29	0.31	0.160	0.145	0.155
60	0.37	0.33	0.36	0.185	0.165	0.180
65	0.42	0.36	0.41	0.210	0.180	0.205
70	0.43	0.38	0.42	0.215	0.190	0.210
75	0.44	0.39	0.43	0.220	0.195	0.215
80	0.44	0.39	0.43	0.220	0.195	0.215
85	0.44	0.39	0.43	0.220	0.195	0.215

Mortality and Expense Risk Face Amount Charge

Current Rates per $1,000 of Initial Face Amount*

Tobacco (Policy Years 1-5)				Tobacco (Policy Years 6-10)
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	0.13	0.12	0.13	0.065	0.060	0.065
10	0.14	0.12	0.14	0.070	0.060	0.070
15	0.15	0.13	0.15	0.075	0.065	0.075
20	0.16	0.14	0.16	0.080	0.070	0.080
25	0.17	0.15	0.17	0.085	0.075	0.085
30	0.20	0.19	0.19	0.100	0.095	0.095
35	0.22	0.22	0.22	0.110	0.110	0.110
40	0.27	0.25	0.26	0.135	0.125	0.130
45	0.31	0.27	0.30	0.155	0.135	0.150
50	0.41	0.36	0.40	0.205	0.180	0.200
55	0.50	0.44	0.49	0.250	0.220	0.245
60	0.64	0.52	0.61	0.320	0.260	0.305
65	0.77	0.60	0.74	0.385	0.300	0.370
70	0.85	0.72	0.82	0.425	0.360	0.410
75	0.93	0.83	0.91	0.465	0.415	0.455
80	0.93	0.83	0.91	0.465	0.415	0.455
85	0.93	0.83	0.91	0.465	0.415	0.455

*	Representative figures shown. For issue ages not listed, please ask your registered representative.

C-1

Mortality and Expense Risk Face Amount Charge

Guaranteed Rates per $1,000 of Initial Face Amount

All Policies*

Non-Tobacco				Tobacco
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	N/A	N/A	N/A	0.13	0.13	0.13
10	N/A	N/A	N/A	0.14	0.13	0.14
15	N/A	N/A	N/A	0.15	0.14	0.15
20	0.15	0.15	0.15	0.17	0.16	0.17
25	0.15	0.15	0.15	0.19	0.19	0.19
30	0.17	0.17	0.17	0.22	0.22	0.22
35	0.19	0.19	0.19	0.24	0.24	0.24
40	0.24	0.22	0.24	0.29	0.26	0.28
45	0.29	0.25	0.28	0.33	0.29	0.32
50	0.33	0.29	0.32	0.42	0.37	0.41
55	0.36	0.32	0.35	0.51	0.44	0.50
60	0.42	0.36	0.40	0.65	0.55	0.63
65	0.47	0.40	0.46	0.79	0.65	0.76
70	0.49	0.42	0.47	0.87	0.75	0.85
75	0.50	0.43	0.49	0.95	0.85	0.93
80	0.50	0.43	0.49	0.95	0.85	0.93
85	0.50	0.43	0.49	0.95	0.85	0.93

*	Representative figures shown. For issue ages not listed, please ask your registered representative.

C-2

APPENDIX D

Mortality and Expense Risk Face Amount Charge

Guaranteed Rates per $1,000 of Term Insurance Benefit

Supplemental Term Insurance Rider*

Non-Tobacco				Tobacco
Issue Age	Male	Female	Unisex	Male	Female	Unisex
5	N/A	N/A	N/A	0.13	0.12	0.13
10	N/A	N/A	N/A	0.14	0.12	0.14
15	N/A	N/A	N/A	0.15	0.13	0.15
20	0.13	0.13	0.13	0.16	0.14	0.16
25	0.13	0.13	0.13	0.17	0.15	0.17
30	0.15	0.15	0.15	0.20	0.19	0.19
35	0.17	0.17	0.17	0.22	0.22	0.22
40	0.22	0.20	0.21	0.27	0.25	0.26
45	0.26	0.22	0.25	0.31	0.27	0.30
50	0.29	0.26	0.28	0.41	0.36	0.40
55	0.32	0.29	0.31	0.50	0.44	0.49
60	0.37	0.33	0.36	0.64	0.52	0.61
65	0.42	0.36	0.41	0.77	0.60	0.74
70	0.43	0.38	0.42	0.85	0.72	0.82
75	0.44	0.39	0.43	0.93	0.83	0.91
80	0.44	0.39	0.43	0.93	0.83	0.91
85	0.44	0.39	0.43	0.93	0.83	0.91

*	Representative figures shown. For issue ages not listed, please ask your registered representative.

D-1

APPENDIX E

Fixed Account Options

Premium payments allocated and policy value transferred to the Fixed Account Options become part of Penn Mutual’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts.

The Policy allows you to allocate your policy value to two fixed interest accounts. As described in the relevant sections of the prospectus to which this is Appendix E, policy value allocated to the Fixed Account Options, including the Indexed Fixed Account, in most respects is treated in the same manner as policy value allocated to the subaccounts of the Separate Account.

Amounts that you allocate to the Traditional Fixed Account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 2%. Amounts intended to be allocated to the Indexed Fixed Account on dates other than a monthly policy anniversary will be allocated to a Holding Fixed Account which will earn interest at a rate that we declare from time to time. We guarantee that this rate will be at least 2%. On the subsequent monthly anniversary after the allocation to the Holding Fixed Account, amounts in this account will be allocated to the Indexed Fixed Account.

You may also allocate premium payments and policy value to the Indexed Fixed Account. The Indexed Fixed Account is comprised of a variety of different Segments, of five years in duration, containing Index Interest Credit Periods in which Index Credits are earned using a crediting strategy that is based on the change in value of the S&P500 Index. Each Segment is subject to a guaranteed minimum interest rate it will earn, a cap (maximum) percentage on the interest it can earn, and a guaranteed participation rate. In addition, each Index Interest Credit Period within a Segment is subject to a guaranteed minimum interest rate. The current cap percentage is 13%. The cap is the highest percentage which will be credited for a one-year period even if the change in value of the S&P500 Index is higher. The cap is subject to change at the Company’s discretion, but the guaranteed cap percentage cannot be lower than 4%. The guaranteed participation rate is 100%, which is the same as the current participation rate. For an Index Interest Credit Period, the guaranteed minimum interest rate is 0% (1% for PA) on an annual basis.

For a Segment, there is also a 2% cumulative guaranteed minimum annual interest rate over a five-year period. As discussed below, the applicability of this guarantee to a Segment is only determined at the end of the Segment. Accordingly, if there is a full or partial withdrawal from a Segment during its five year duration, the 2% guarantee will not result in any additional amounts being credited to your policy value.

Segments can be funded by premium payments, transfers from subaccounts of the Separate Account or the Traditional Fixed Account, or amounts retained from prior Segments due to a Segment Maturity. Segments are created on Segment Dates, which are monthly policy anniversaries.

Amounts intended for the Indexed Fixed Account can only be allocated into this account on a monthly policy anniversary. For premiums that are intended for allocation into the Indexed Fixed Account and are paid on a date other than a monthly policy anniversary, such premiums will be placed into the Holding Fixed Account, where interest will be credited until the next monthly policy anniversary. On the subsequent monthly policy anniversary following the allocation into the Holding Fixed Account, the amounts in this account will be automatically transferred into the Indexed Fixed Account.

When amounts are allocated to the Indexed Fixed Account, a Segment is created for that allocation with a Segment Duration equal to 5 years. During the Policy’s Segment Duration, Index Interest Credit Periods equal to 1 year in length are established to track the one-year performance of the S&P500 Index in order to determine the amount of interest credited to the account.

The index performance is equal to the growth in the S&P500 Index (without dividends) during the Index Interest Credit Period multiplied by the participation percentage (currently, and guaranteed to be, 100%) with a floor equal to the minimum interest rate within an Index Interest Credit Period (0% for all states except PA and 1% for PA) and a ceiling at the cap percentage (currently 13%). At the end of each one-year Index Interest Credit Period, an Index Credit is calculated and applied to the policy value in-force at that time. There will be five one-year Index Interest Credit Periods within a Segment, unless the Segment commences less than 5 years prior to the Policy’s maturity date. For Segments whose duration is less than 5 years, Index Credits will be calculated and applied in the same manner.

The five-year minimum guarantee will be applied to a Segment as follows. We will calculate the policy value for your policy using the premiums and deductions allocated to the Segment assuming an interest rate of 2%. The Index Credit will be a dollar amount calculated annually and equal to the amount of interest calculated during the one-year Index Interest Credit Period, multiplied by the ratio of the index performance during the one-year period over the stipulated interest rate of 2%. At the end of each five-year Segment (or shorter periods if the Segment commences less than 5 years prior to the Policy’s maturity date), we will calculate the cumulative interest earned in that Segment using a 2% effective annual rate over the Segment Duration. If the cumulative Index Credits applied over the Segment are less than the minimum cumulative interest using a 2% effective annual rate, we will apply the difference to the policy value in-force at the end of the Segment Duration.

Below is an example of how the Index Credit works in conjunction with the cumulative five-year minimum interest rate guarantee.

Percentage Example for all states except PA:

Segment Date: July 1, 2009

	7/2010	7/2011	7/2012	7/2013	7/2014	Total Growth Over 5 Year Segment
Index Performance	1%	-10%	4%	-10%	3%	-12.37%
Growth Cap	13%	13%	13%	13%	13%
Growth Floor	0%	0%	0%	0%	0%
Stipulated Interest Calc.	2%	2%	2%	2%	2%
Annual Index Credits	1%	0%	4%	0%	3%	8.19%
Cumulative Guarantee Int.	2%	2%	2%	2%	2%	10.41%

Dollar Example for all states except PA: (Initial Segment Value = $1,000):

Segment Date: July 1, 2009

	7/2010	7/2011	7/2012	7/2013	7/2014	Total Growth Over 5 Year Segment
Index Performance	10.00	-101.00	36.36	-94.54	25.52	-$123.65
Growth Cap	130.00	130.00	130.00	130.00	130.00
Growth Floor	0.00	0.00	0.00	0.00	0.00
Stipulated Interest Calc.	20.00	20.20	20.20	21.01	21.01
Annual Index Credits	10.00	0.00	40.40	0.00	31.51	$81.91
Cumulative Guarantee Int.	20.00	20.40	20.81	21.22	21.65	$104.08
Additional Credit in dollars due to Five-Year Cumulative Guarantee						$22.17

Percentage Example for PA:

Segment Date July 1, 2009

	7/2010	7/2011	7/2012	7/2013	7/2014	Total Growth Over 5 Year Segment
Index Performance	1%	-10%	4%	-10%	3%	-12.37%
Growth Cap	13%	13%	13%	13%	13%	13%
Growth Floor	1%	1%	1%	1%	1%
Credited Interest Monthly	1%	1%	1%	1%	1%	5.10%
Additional Annual Index Credits	0%	0%	3%	0%	2%	5.06%
Total Credited Interest	1%	1%	4%	1%	3%	10.37%
Cumulative Guarantee Int.	2%	2%	2%	2%	2%	10.41%

Dollar Example for PA (Initial Segment Value = $1,000):

Segment Date July 1, 2009

	7/2010	7/2011	7/2012	7/2013	7/2014	Total Growth Over 5 Year Segment
Index Performance	10.00	-101.00	36.36	-94.54	25.52	-$123.65
Growth Cap	130.00	130.00	130.00	130.00	130.00
Growth Floor	1.00	1.00	1.00	1.00	1.00
Credited Interest Monthly	10.00	10.10	10.20	10.50	10.71	$51.51
Additional Annual Index Credits	0.00	0.00	30.20	0.00	21.42	$51.62
Total Credited Interest	10.00	10.10	40.40	10.50	32.13	$103.13
Cumulative Guarantee Int.	20.00	20.40	20.81	21.22	21.65	$104.08
Additional Credit in dollars due to Five-Year Cumulative Guarantee						$0.97

If the S&P 500 Index is no longer available or it is not practically feasible to use it or we decide to credit interest based on other indices, we reserve the right to add, change or substitute indices but will notify you in advance, before making such a change. A replacement index for the S&P 500 will be an index consisting of large publicly traded companies operating globally in diverse industries. If the S&P 500 is replaced, Index Credits will be calculated as though the replacement index has been in place since the Segment commenced. We also reserve the right to add or modify interest crediting methods. We will notify you in advance of any change. Any change will not affect the interest crediting method applicable to an existing Segment unless required by state law.

The manner in which the interest earnings are calculated on policy value allocated to the Indexed Fixed Account is very different from the manner in which appreciation or depreciation is calculated on policy value which is allocated to the subaccount of the Separate Account which invests in shares of the Index 500 Fund. Policy values allocated to the Index 500 Fund subaccount are valued daily based on the net asset value of the Index 500 Fund. The change in the Fund’s net asset value is fully reflected in the performance of the Index 500 Fund subaccount. The Company does not guarantee any minimum level of performance for the subaccount nor does it set a cap on the performance of the subaccount. The owner of the Policy bears all of the investment risk of allocating policy value into the Index 500 Fund subaccount.

In contrast, the Indexed Fixed Account is part of the Company’s general account. Subject to applicable law and regulation, investment of general account assets is at the sole discretion of the Company. The crediting strategy of the Indexed Fixed Account is linked to the performance of the S&P500 Index (without dividends). It is a one-year point-to-point crediting strategy that will credit interest based on the one-year performance of the S&P500 (without dividends) between two points in time, with an annual floor, a five-year cumulative floor, and a performance cap, as described above in detail.

As long as you do not have a Traditional Loan outstanding, you may take an Indexed Loan in policy years two and later. An Indexed Loan is not available in New York. You may borrow up to 95% of your cash surrender value and the minimum amount you may borrow is $250.00.

For the Indexed Loan option, loans are only permitted from policy value allocated to the Indexed Fixed Account. Any policy value in the subaccounts of the Separate Account, the Traditional Fixed Account, or the Holding Fixed Account cannot be loaned under the Indexed Loan option until sufficient value from these accounts are transferred into a Segment of the Indexed Fixed Account on the next subsequent monthly policy anniversary. Interest on Indexed Loans will be charged at a rate of 6.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. The collateral under the Indexed Loan option remains in the Segment of the Indexed Fixed Account and is credited interest in the same manner as the un-loaned portion of the Segment of the Indexed Fixed Account. The credited interest rate during any one Index Interest Credit Period will be between 0% (1% in PA) and the cap on the Indexed Fixed Account crediting rate for a particular year, which the Company sets in advance at a rate no less than 4%. You might choose an Indexed Loan if you prefer that the collateral for your loan earn interest at a rate based on the performance of the S&P 500, with a minimum rate guaranteed if held for the full Segment Duration, instead of the fixed rate earned on the collateral held for a Traditional Loan.

The interest credited on the collateral for an Indexed Loan at the end of a Segment will be no less than the cumulative guarantee of 2% annually, with any difference between the Indexed Credits earned during the Segment and the 2% cumulative guaranteed interest applied to the Segment at the end of the Segment.

You may repay all or part of a loan at any time. Upon repayment of an Indexed Loan, the loaned value is re-characterized as un-loaned value and remains in the Indexed Fixed Account.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the Statement of Additional Information (“SAI”), dated May 1, 2011 which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this prospectus and, therefore, legally forms a part of this Prospectus.

In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102.

Penn Mutual Variable Life Account I’s Investment Company Act registration number is 811-05006.

PennMutual

Our Noble Purpose

Diversified Growth VUL is issued by The Penn Mutual Life Insurance Company on Policy form VU-08(S) and VU-08(U) and state variations thereof.

PM1544 05/11

STATEMENT OF ADDITIONAL INFORMATION

FOR

CORNERSTONE VUL II, III, IV and DIVERSIFIED GROWTH VUL

each a flexible premium adjustable variable life insurance policy issued by

THE PENN MUTUAL LIFE INSURANCE COMPANY

and funded through

PENN MUTUAL VARIABLE LIFE ACCOUNT I

The Penn Mutual Life Insurance Company

Philadelphia, PA 19172

800-523-0650

May 1, 2011

This Statement of Additional Information is not a prospectus. It should be read in conjunction with our Cornerstone VUL II, III, IV and Diversified Growth VUL prospectuses dated May 1, 2011. A copy of the prospectus for each Policy is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3P, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-523-0650.

FEDERAL INCOME TAX CONSIDERATIONS

The following summary provides a general description of the Federal income tax considerations associated with each Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual’s understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

Tax Status of Each Policy

To qualify as a life insurance contract for federal income tax purposes, a Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”). The manner in which Section 7702 should be applied to certain features of a Policy offered in its prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that a Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for a Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. § 1.817-5, which affect how the funds’ assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. The Internal Revenue Service (“IRS”) has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under the Policies are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that policy owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Policy owners being treated as the owners of the assets of the subaccounts under the Policies. We, therefore, reserve the right to modify the Policies as necessary to attempt to prevent the owners of the Policies from being considered the owners of a pro rata share of the assets of the subaccounts under the Policies. In addition, it is possible that when regulations or additional rulings are issued, the contracts may need to be modified to comply with them.

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IRC Qualification

For a Cornerstone VUL III, Cornerstone VUL IV or Diversified Growth VUL policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass one of two tests — a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of a Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

—	Cash Value Accumulation Test — Under the terms of a Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

—

Guideline Premium/Cash Value Corridor Test — A Policy must at all times satisfy a guideline premium requirement and a cash value corridor requirement. Under the guideline premium requirement, the sum of the premiums paid under the Policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under a Policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under a Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under a Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

For a Cornerstone VUL II policy, only the Guideline/Premium Cash Corridor Test is applicable for testing whether the policy is life insurance under the Internal Revenue Code.

The following discussion assumes that a Policy qualifies as a life insurance contract for federal income tax purposes.

We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the death benefit under a Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

Modified Endowment Contracts

The Internal Revenue Code establishes a class of life insurance contracts designated as “modified endowment contracts,” which applies to Policies entered into or materially changed after June 20, 1988.

Due to a Policy’s flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if a Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause a Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

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All Policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code.

The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a policy transaction will cause a Policy to be treated as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts

Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from, or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner’s beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts

Distributions from a Policy that is not classified as a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in a Policy’s death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in a Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not classified as a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not classified as a modified endowment contract are subject to the 10 percent additional tax.

Policy Loan Interest

Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a competent tax advisor before deducting any interest paid in respect of a policy loan.
Investment in a Policy

Investment in a Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

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Tax Consequences of the Guaranteed Option to Extend Maturity Date- not available on Cornerstone VUL II

The Guaranteed Option to Extend Maturity Date that we offer allows the policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

Tax Consequences of the Guaranteed Withdrawal Benefit Agreement

The determination of whether your Policy will be treated as a life insurance contract for federal income tax purposes under either the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test depends upon your Policy’s cash value (or alternatively, cash surrender value). Similarly, the determination of the extent to which a distribution from a Policy that is treated as a modified endowment contract is taxable will depend upon the determination of the Policy’s cash value.

There are no definitions for the terms “cash value” or “cash surrender value” in the Code and the other available authorities do not provide certainty in this area. If you add the Guaranteed Withdrawal Benefit Agreement to your base Policy, we intend to calculate the cash value (or cash surrender value) of your Policy without reflecting any additional amounts as a result of adding this rider to your base Policy. There is no published guidance from the IRS on this position. If future applicable authorities clarify that a position other than the one we have taken is applicable, then some policy owners who have added Guaranteed Withdrawal Benefit Agreements to their Policies may experience an increase in the taxable portion of certain distributions from such Policies. In addition, in the event of such a clarification, we will follow our normal procedures for keeping policies in compliance with Section 7702 (including increasing the face amount of the insurance under your base Policy to ensure that your base Policy continues to qualify as insurance under the Code). In addition, if there are remaining guaranteed withdrawal payments at the time when the Policy lapses, we will treat distributions of the remaining Benefit Base as taxable income. You are encouraged to consult your own tax advisor prior to adding a Guaranteed Withdrawal Benefit Agreement to your Policy.

Other Tax Considerations

The transfer of a Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of a Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax advisor for specific information in connection with these taxes.

The foregoing is a summary of the federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service IRS. The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

SALE OF THE POLICIES

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies on a continuous basis. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. The offering is on a continuous basis. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established

5

by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority.

With respect to VUL IV Policies, Penn Mutual compensated HTK in the approximate amounts of $150,118, $10,792 and $1,737 for the years ending December 31, 2008, 2009, and 2010 respectively, for its services as principal underwriter.

With respect to VUL III Policies, Penn Mutual compensated HTK in the approximate amounts of $4,023, $386 and $1,642 for the years ending December 31, 2008, 2009, and 2010 respectively, for its services as principal underwriter.

With respect to VUL II Policies, Penn Mutual compensated HTK in the approximate amounts of $2,704, $484 and $111 for the years ending December 31, 2008, 2009, and 2010 respectively, for its services as principal underwriter.

With respect to Diversified Growth VUL Policies, Penn Mutual compensated HTK in the approximate amounts of $22,057, $125,137 and $83,012 for the years ending December 31, 2008, 2009 and 2010 respectively, for its services as principal underwriter.

PERFORMANCE INFORMATION

We provide performance information for the investment funds offered as investment options under a Policy. The performance information for the funds does not reflect expenses that apply to the Separate Account or the Policies. Inclusion of these charges would reduce the performance information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, and the financial statements of the Penn Mutual Variable Life Account I of the Company as of December 31, 2010 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear on the following pages. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual’s ability to meet its obligations under the Policies.

6

The Penn Mutual Life Insurance Company

Variable Life Account I

Audited Financial Statements

as of December 31, 2010

and for the periods presented

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia PA 19103-7042 Telephone (267) 330 3000 Facsimile (267) 330 3300 www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company

and Contract Owners of Penn Mutual Variable Life Account I

of The Penn Mutual Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub accounts constituting Penn Mutual Variable Life Account I of The Penn Mutual Life Insurance Company at December 31, 2010, the results of each of their operations for the year then ended, and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Penn Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

April 5, 2011

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund

Assets:
Investments at fair value	$859,724,805	$29,835,560	$12,871,898	$43,145,302	$22,979,623
Dividends receivable	302	302	-	-	-
Receivable for securities sold	4,224,088	1,595,925	-	-	-

Liabilities:
Payable for securities purchased	3,958,221	-	509,422	1,639,440	95,648

Total Net Assets	$859,990,974	$31,431,787	$12,362,476	$41,505,862	$22,883,975

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies		$2,074,444	$547,723	$2,971,266	$2,314,005
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II policies		10,370,287	4,585,713	10,666,195	6,921,704
Cornerstone VUL III policies		4,090,255	1,319,913	4,660,088	1,855,158
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies		14,896,143	5,909,127	22,824,495	10,692,544
Momentum Builder Policies		658	-	383,818	1,100,564

Total Net Assets		$31,431,787	$12,362,476	$41,505,862	$22,883,975

Accumulation of Unit Values:
Cornerstone VUL		$15.71	$18.81	$25.21	$32.49

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II		$14.50	$17.48	$23.28	$29.13

Cornerstone VUL III		$12.89	$15.31	$18.36	$20.56

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL		$12.39	$14.51	$16.66	$21.16

Momentum Builder		$21.81	$-	$43.65	$56.79

Cost of Investments	$819,860,986	$31,431,787	$11,937,164	$38,827,057	$19,044,354

The accompanying notes are an integral part of these financial statements.

1

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund

Assets:
Investments at fair value	$219,753,737	$21,238,703	$31,019,469	$7,485,649	$52,709,991
Dividends receivable	-	-	-	-	-
Receivable for securities sold	-	-	107,482	94,014	155,529

Liabilities:
Payable for securities purchased	217,810	77,679	-	-	-

Total Net Assets	$219,535,927	$21,161,024	$31,126,951	$7,579,663	$52,865,520

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$24,916,804	$1,798,525	$3,415,028	$190,721	$3,879,567
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II policies	70,476,817	9,251,003	10,331,374	1,363,521	25,829,333
Cornerstone VUL III policies	18,244,880	3,746,045	5,323,342	895,877	10,438,591
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	105,410,227	6,365,451	11,935,708	5,129,544	12,718,029
Momentum Builder Policies	487,199	-	121,499	-	-

Total Net Assets	$219,535,927	$21,161,024	$31,126,951	$7,579,663	$52,865,520

Accumulation of Unit Values:
Cornerstone VUL	$56.06	$11.05	$19.72	$10.30	$9.64

Cornerstone VUL II/Variable Estate Max/ Variable Estate Max II	$44.86	$11.01	$16.79	$10.17	$9.60

Cornerstone VUL III	$27.95	$11.12	$6.41	$10.58	$9.70

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL	$23.78	$11.24	$9.64	$11.00	$9.81

Momentum Builder	$105.66	$-	$27.28	$-	$-

Cost of Investments	$211,624,851	$19,131,766	$26,554,686	$7,283,622	$50,824,628

The accompanying notes are an integral part of these financial statements.

2

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Assets:
Investments at fair value	$41,918,304	$34,391,254	$74,631,768	$26,619,029	$29,386,481
Dividends receivable	-	-	-	-	-
Receivable for securities sold	326,656	-	230,753	479,234	389,821

Liabilities:
Payable for securities purchased	-	28,041	-	-	-

Total Net Assets	$42,244,960	$34,363,213	$74,862,521	$27,098,263	$29,776,302

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$5,364,779	$2,076,566	$2,615,216	$2,481,592	$1,510,037
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II policies	19,648,630	16,557,495	28,980,244	8,099,042	12,521,401
Cornerstone VUL III policies	5,223,235	4,331,632	12,659,116	4,801,135	4,376,794
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	11,802,331	11,397,520	30,607,945	11,716,493	11,368,070
Momentum Builder Policies	205,985	-	-	-	-

Total Net Assets	$42,244,960	$34,363,213	$74,862,521	$27,098,262	$29,776,302

Accumulation of Unit Values:
Cornerstone VUL	$32.12	$9.24	$17.67	$20.80	$28.77

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	$25.90	$9.21	$17.31	$17.16	$28.19

Cornerstone VUL III	$12.62	$9.31	$10.20	$9.64	$20.12

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL	$13.42	$9.41	$12.78	$15.75	$20.16

Momentum Builder	$53.52	$-	$-	$-	$-

Cost of Investments	$48,080,894	$34,587,075	$69,625,052	$21,282,991	$27,939,247

The accompanying notes are an integral part of these financial statements.

3

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Mid Core Value Fund	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund

Assets:
Investments at fair value	$7,549,814	$1,246,984	$1,543,834	$28,524,043	$44,773,220
Dividends receivable	-	-	-	-	-
Receivable for securities sold	129,545	10,828	15,541	124,567	526,519

Liabilities:
Payable for securities purchased	-	-	-	-	-

Total Net Assets	$7,679,359	$1,257,812	$1,559,375	$28,648,610	$45,299,739

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$283,711	$169,380	$179,549	$1,396,910	$2,551,713
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II policies	1,479,762	425,975	525,629	10,687,093	16,665,429
Cornerstone VUL III policies	1,043,704	120,826	247,724	7,912,700	6,899,920
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	4,872,182	541,631	606,473	8,651,907	19,182,677
Momentum Builder Policies	-	-	-	-	-

Total Net Assets	$7,679,359	$1,257,812	$1,559,375	$28,648,610	$45,299,739

Accumulation of Unit Values:
Cornerstone VUL	$14.78	$12.29	$12.40	$29.19	$39.67

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	$14.59	$12.25	$12.36	$28.59	$38.74

Cornerstone VUL III	$15.17	$12.38	$12.49	$9.71	$26.24

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL	$15.77	$12.51	$12.63	$11.03	$25.05

Momentum Builder	$-	$-	$-	$-	$-

Cost of Investments	$7,545,027	$1,034,021	$1,300,974	$25,382,473	$41,502,552

The accompanying notes are an integral part of these financial statements.

4

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	REIT Fund

Assets:
Investments at fair value	$498,776	$1,181,960	$68,668,687	$28,234,800	$12,303,938
Dividends receivable	-	-	-	-	-
Receivable for securities sold	1,741	-	-	-	-

Liabilities:
Payable for securities purchased	-	8,880	1,118,579	154,485	98,950

Total Net Assets	$500,517	$1,173,080	$67,550,108	$28,080,315	$12,204,988

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$22,439	$85,369	$6,929,885	$1,243,406	$422,528
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II policies	92,964	312,131	23,805,480	9,077,128	2,492,030
Cornerstone VUL III policies	22,567	171,386	9,201,868	4,577,742	1,862,905
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	362,547	604,194	27,612,875	13,182,039	7,427,525
Momentum Builder Policies	-	-	-	-	-

Total Net Assets	$500,517	$1,173,080	$67,550,108	$28,080,315	$12,204,988

Accumulation of Unit Values:
Cornerstone VUL	$10.95	$9.70	$34.17	$11.66	$18.76

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	$10.92	$9.67	$29.18	$11.62	$18.51

Cornerstone VUL III	$11.03	$9.77	$16.73	$11.74	$19.25

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL	$11.15	$9.87	$20.05	$11.87	$20.02

Momentum Builder	$-	$-	$-	$-	$-

Cost of Investments	$383,626	$1,037,669	$77,079,026	$22,016,212	$9,920,954

The accompanying notes are an integral part of these financial statements.

5

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2010

(continued)

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund

Assets:
Investments at fair value	$1,301,593	$6,944,026	$5,004,458	$2,605,740	$1,356,164
Dividends receivable	-	-	-	-	-
Receivable for securities sold	419	-	35,514	-	-

Liabilities:
Payable for securities purchased	-	5,634	-	2,109	1,544

Total Net Assets	$1,302,012	$6,938,392	$5,039,972	$2,603,631	$1,354,620

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Cornerstone VUL policies	$50,831	$70,023	$202,262	$122,344	$-
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II policies	578,450	332,871	1,365,738	1,544,460	950,341
Cornerstone VUL III policies	151,635	550,535	490,553	108,104	35,116
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL policies	521,096	5,984,963	2,981,417	828,723	369,163
Momentum Builder Policies	-	-	-	-	-

Total Net Assets	$1,302,012	$6,938,392	$5,039,970	$2,603,631	$1,354,620

Accumulation of Unit Values:
Cornerstone VUL	$10.37	$11.16	$10.80	$10.80	$10.86

Cornerstone VUL II/Variable Estate Max/ Variable Estate Max II	$10.34	$11.12	$10.76	$10.76	$10.82

Cornerstone VUL III	$10.45	$11.24	$10.88	$10.87	$10.94

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL	$10.56	$11.36	$10.99	$10.99	$11.06

Momentum Builder	$-	$-	$-	$-	$-

Cost of Investments	$982,587	$5,562,091	$4,402,797	$2,260,660	$1,275,143

The accompanying notes are an integral part of these financial statements.

6

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund

Net Investment Income (Loss):
Dividends	$3,682	$3,682	$-	$-	$-

Expense:
Mortality and expense risk charges	15,318,257	789,596	225,818	842,432	390,222

Net investment income (loss)	(15,314,575)	(785,914)	(225,818)	(842,432)	(390,222)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(17,408,860)	-	200,418	864,803	16,596

Net realized gain (loss) from investment transactions	(17,408,860)	-	200,418	864,803	16,596
Net change in unrealized gain (loss) of investments	129,702,171	-	244,005	1,468,640	2,882,055

Net realized and unrealized gain (loss) on investments	112,293,311	-	444,423	2,333,443	2,898,651

Net increase (decrease) in net assets resulting from operations	$96,978,736	$(785,914)	$218,605	$1,491,011	$2,508,429

The accompanying notes are an integral part of these financial statements.

7

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-	$-

Expense:
Mortality and expense risk charges	4,252,270	272,081	545,834	165,754	642,192

Net investment income (loss)	(4,252,270)	(272,081)	(545,834)	(165,754)	(642,192)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(617,717)	(5,426)	(1,317,024)	(497,069)	(1,643,156)

Net realized gain (loss) from investment transactions	(617,717)	(5,426)	(1,317,024)	(497,069)	(1,643,156)
Net change in unrealized gain (loss) of investments	27,909,514	2,272,384	5,846,136	1,343,481	9,615,832

Net realized and unrealized gain (loss) on investments	27,291,797	2,266,958	4,529,112	846,412	7,972,676

Net increase (decrease) in net assets resulting from operations	$23,039,527	$1,994,877	$3,983,278	$680,658	$7,330,484

The accompanying notes are an integral part of these financial statements.

8

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-	$-

Expense:
Mortality and expense risk charges	564,357	540,788	1,283,076	447,471	494,193

Net investment income (loss)	(564,357)	(540,788)	(1,283,076)	(447,471)	(494,193)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(3,362,500)	(955,038)	(1,112,590)	759,636	(1,737,696)

Net realized gain (loss) from investment transactions	(3,362,500)	(955,038)	(1,112,590)	759,636	(1,737,696)
Net change in unrealized gain (loss) of investments	8,949,328	4,292,046	11,030,099	5,245,893	8,181,716

Net realized and unrealized gain (loss) on investments	5,586,828	3,337,008	9,917,509	6,005,529	6,444,020

Net increase (decrease) in net assets resulting from operations	$5,022,471	$2,796,220	$8,634,433	$5,558,058	$5,949,827

The accompanying notes are an integral part of these financial statements.

9

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Mid Core Value Fund	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-	$-

Expense:
Mortality and expense risk charges	171,550	23,464	22,450	405,835	783,693

Net investment income (loss)	(171,550)	(23,464)	(22,450)	(405,835)	(783,693)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(584,620)	108,108	128,431	(2,290,949)	(2,048,058)

Net realized gain (loss) from investment transactions	(584,620)	108,108	128,431	(2,290,949)	(2,048,058)
Net change in unrealized gain (loss) of investments	2,183,113	100,896	84,245	7,137,823	12,023,369

Net realized and unrealized gain (loss) on investments	1,598,493	209,004	212,676	4,846,874	9,975,311

Net increase (decrease) in net assets resulting from operations	$1,426,943	$185,540	$190,226	$4,441,039	$9,191,618

The accompanying notes are an integral part of these financial statements.

10

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	REIT Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-	$-

Expense:
Mortality and expense risk charges	14,858	28,978	1,173,312	501,143	267,801

Net investment income (loss)	(14,858)	(28,978)	(1,173,312)	(501,143)	(267,801)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	4,644	97,014	(2,548,175)	43,027	(1,575,131)

Net realized gain (loss) from investment transactions	4,644	97,014	(2,548,175)	43,027	(1,575,131)
Net change in unrealized gain (loss) of investments	84,156	(16,832)	9,236,423	4,394,795	4,054,570

Net realized and unrealized gain (loss) on investments	88,800	80,182	6,688,248	4,437,822	2,479,439

Net increase (decrease) in net assets resulting from operations	$73,942	$51,204	$5,514,936	$3,936,679	$2,211,638

The accompanying notes are an integral part of these financial statements.

11

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010

(continued)

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund

Net Investment Income (Loss):
Dividends	$-	$-	$-	$-	$-

Expense:
Mortality and expense risk charges	63,828	237,517	111,896	34,480	21,368

Net investment income (loss)	(63,828)	(237,517)	(111,896)	(34,480)	(21,368)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	45,136	249,061	279,302	73,689	16,424

Net realized gain (loss) from investment transactions	45,136	249,061	279,302	73,689	16,424
Net change in unrealized gain (loss) of investments	116,469	562,446	262,790	140,494	56,285

Net realized and unrealized gain (loss) on investments	161,605	811,507	542,092	214,183	72,709

Net increase (decrease) in net assets resulting from operations	$97,777	$573,990	$430,196	$179,703	$51,341

The accompanying notes are an integral part of these financial statements.

12

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	Total		Money Market Fund		Limited Maturity Bond Fund
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(15,314,575)	$(15,036,274)	$(785,914)	$(827,415)	$(225,818)	$(246,026)
Net realized gain (loss) from investment transactions	(17,408,860)	(60,195,104)	-	-	200,418	90,812
Net change in unrealized gain (loss) of investments	129,702,171	246,670,879	-	-	244,005	132,812

Net increase (decrease) in net assets resulting from operations	96,978,736	171,439,501	(785,914)	(827,415)	218,605	(22,402)

Variable Life Activities:
Purchase payments	82,980,619	97,225,766	6,449,257	9,975,642	1,336,662	1,422,885
Death benefits	(3,829,078)	(2,444,462)	(21,805)	(47,042)	(26,729)	(71,026)
Cost of insurance	(53,977,529)	(59,495,452)	(2,560,367)	(3,144,672)	(904,201)	(975,892)
Net transfers	(12,502,611)	(27,941,360)	351,777	(843,921)	1,375,987	1,514,839
Transfer of policy loans	4,480,704	4,387,075	402,921	813,029	19,117	40,087
Contract administration charges	(2,758,526)	(3,116,741)	(84,755)	(121,165)	(29,271)	(35,517)
Surrender benefits	(70,696,010)	(63,396,683)	(11,340,006)	(11,236,560)	(1,244,897)	(1,790,698)

Net increase (decrease) in net assets resulting from variable life activities	(56,302,431)	(54,781,857)	(6,802,978)	(4,604,689)	526,668	104,678

Total increase (decrease) in net assets	40,676,305	116,657,644	(7,588,892)	(5,432,104)	745,273	82,276
Net Assets:
Beginning of year	819,314,669	702,657,025	39,020,679	44,452,783	11,617,203	11,534,927

End of year	$859,990,974	$819,314,669	$31,431,787	$39,020,679	$12,362,476	$11,617,203

	Quality Bond Fund		High Yield Bond Fund		Flexibly Managed Fund
	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(842,432)	$(926,304)	$(390,222)	$(371,342)	$(4,252,270)	$(4,385,767)
Net realized gain (loss) from investment transactions	864,803	441,159	16,596	(1,444,883)	(617,717)	(9,190,012)
Net change in unrealized gain (loss) of investments	1,468,640	1,738,885	2,882,055	8,329,001	27,909,514	61,591,788

Net increase (decrease) in net assets resulting from operations	1,491,011	1,253,740	2,508,429	6,512,776	23,039,527	48,016,009

Variable Life Activities:
Purchase payments	3,789,662	4,357,037	1,798,934	1,809,609	20,215,614	23,325,263
Death benefits	(245,630)	(222,781)	(167,972)	(79,329)	(868,686)	(544,721)
Cost of insurance	(2,415,451)	(2,807,357)	(1,399,129)	(1,547,929)	(13,707,514)	(14,899,589)
Net transfers	2,869,689	1,862,631	1,027,923	441,692	(1,887,794)	(9,372,088)
Transfer of policy loans	220,252	98,069	148,481	57,509	928,645	694,771
Contract administration charges	(110,856)	(130,101)	(62,748)	(65,843)	(702,080)	(794,396)
Surrender benefits	(2,794,937)	(3,328,247)	(1,899,849)	(1,759,854)	(15,039,733)	(12,224,678)

Net increase (decrease) in net assets resulting from variable life activities	1,312,729	(170,749)	(554,360)	(1,144,145)	(11,061,548)	(13,815,438)

Total increase (decrease) in net assets	2,803,740	1,082,991	1,954,069	5,368,631	11,977,979	34,200,571
Net Assets:
Beginning of year	38,702,122	37,619,131	20,929,906	15,561,275	207,557,948	173,357,377

End of year	$41,505,862	$38,702,122	$22,883,975	$20,929,906	$219,535,927	$207,557,948

The accompanying notes are an integral part of these financial statements.

13

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

(continued)

	Balanced Fund		Large Growth Stock Fund		Large Cap Growth Fund		Large Core Growth Fund
	2010	2009	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(272,081)	$(297,181)	$(545,834)	$(540,682)	$(165,754)	$(181,398)	$(642,192)	$(639,538)
Net realized gain (loss) from investment transactions	(5,426)	(820,859)	(1,317,024)	(4,219,662)	(497,069)	(735,292)	(1,643,156)	(3,777,315)
Net change in unrealized gain (loss) of investments	2,272,384	4,085,499	5,846,136	12,944,842	1,343,481	2,725,033	9,615,832	17,896,585

Net increase (decrease) in net assets resulting from operations	1,994,877	2,967,459	3,983,278	8,184,498	680,658	1,808,343	7,330,484	13,479,732

Variable Life Activities:
Purchase payments	1,645,174	1,902,352	3,284,978	3,440,143	946,879	1,057,848	4,811,038	5,699,610
Death benefits	(95,426)	(278,320)	(109,226)	(60,945)	(5,961)	(15,864)	(153,484)	(150,091)
Cost of insurance	(1,442,216)	(1,662,026)	(2,013,951)	(2,182,302)	(428,617)	(471,226)	(3,615,115)	(4,058,071)
Net transfers	(423,329)	(1,474,815)	(469,000)	(641,395)	(435,440)	43,107	(3,174,495)	(2,478,157)
Transfer of policy loans	112,408	68,398	277,384	296,123	50,470	29,509	251,783	211,656
Contract administration charges	(69,027)	(80,146)	(106,606)	(117,473)	(26,288)	(30,354)	(216,900)	(240,757)
Surrender benefits	(1,655,360)	(1,151,224)	(1,998,946)	(1,659,643)	(585,893)	(401,208)	(3,867,970)	(3,305,875)

Net increase (decrease) in net assets resulting from variable life activities	(1,927,776)	(2,675,781)	(1,135,367)	(925,492)	(484,850)	211,812	(5,965,143)	(4,321,685)

Total increase (decrease) in net assets	67,101	291,678	2,847,911	7,259,006	195,808	2,020,155	1,365,341	9,158,047
Net Assets:
Beginning of year	21,093,923	20,802,245	28,279,040	21,020,034	7,383,855	5,363,700	51,500,179	42,342,132

End of year	$21,161,024	$21,093,923	$31,126,951	$28,279,040	$7,579,663	$7,383,855	$52,865,520	$51,500,179

	Large Cap Value Fund		Large Core Value Fund		Index 500 Fund		Mid Cap Growth Fund
	2010	2009	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(564,357)	$(580,898)	$(540,788)	$(580,549)	$(1,283,076)	$(1,457,157)	$(447,471)	$(463,253)
Net realized gain (loss) from investment transactions	(3,362,500)	(6,329,938)	(955,038)	(2,338,903)	(1,112,590)	(5,630,178)	759,636	(1,625,164)
Net change in unrealized gain (loss) of investments	8,949,328	17,123,518	4,292,046	7,359,867	11,030,099	21,307,998	5,245,893	10,096,203

Net increase (decrease) in net assets resulting from operations	5,022,471	10,212,682	2,796,220	4,440,415	8,634,433	14,220,663	5,558,058	8,007,786

Variable Life Activities:
Purchase payments	3,540,822	4,014,664	3,296,107	4,048,314	6,616,313	8,400,449	2,330,359	2,847,230
Death benefits	(313,313)	(111,604)	(179,889)	(76,627)	(222,158)	(224,982)	(196,194)	(35,554)
Cost of insurance	(2,742,120)	(3,002,517)	(2,411,144)	(2,733,896)	(4,828,385)	(5,782,266)	(1,569,760)	(1,706,924)
Net transfers	(1,486,312)	(2,683,921)	(584,678)	(1,373,096)	(3,108,836)	(7,112,418)	(2,292,311)	(2,597,227)
Transfer of policy loans	217,262	277,023	158,352	157,575	274,691	209,860	242,938	268,037
Contract administration charges	(137,451)	(153,484)	(113,681)	(130,206)	(221,959)	(265,291)	(95,490)	(102,905)
Surrender benefits	(3,076,375)	(3,086,732)	(2,650,963)	(2,564,950)	(5,971,899)	(5,545,550)	(1,851,841)	(1,807,543)

Net increase (decrease) in net assets resulting from variable life activities	(3,997,487)	(4,746,571)	(2,485,896)	(2,672,886)	(7,462,233)	(10,320,198)	(3,432,299)	(3,134,886)

Total increase (decrease) in net assets	1,024,984	5,466,111	310,324	1,767,529	1,172,200	3,900,465	2,125,759	4,872,900
Net Assets:
Beginning of year	41,219,976	35,753,865	34,052,889	32,285,360	73,690,321	69,789,856	24,972,504	20,099,604

End of year	$42,244,960	$41,219,976	$34,363,213	$34,052,889	$74,862,521	$73,690,321	$27,098,263	$24,972,504

The accompanying notes are an integral part of these financial statements.

14

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

(continued)

	Mid Cap Value Fund		Mid Core Value Fund		SMID Cap Growth Fund		SMID Cap Value Fund
	2010	2009	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(494,193)	$(469,665)	$(171,550)	$(188,218)	$(23,464)	$(12,661)	$(22,450)	$(12,210)
Net realized gain (loss) from investment transactions	(1,737,696)	(3,933,509)	(584,620)	(1,242,163)	108,108	20,510	128,431	66,575
Net change in unrealized gain (loss) of investments	8,181,716	13,099,457	2,183,113	2,669,783	100,896	123,298	84,245	170,768

Net increase (decrease) in net assets resulting from operations	5,949,827	8,696,283	1,426,943	1,239,402	185,540	131,147	190,226	225,133

Variable Life Activities:
Purchase payments	2,587,680	2,698,941	818,536	1,026,690	224,191	68,190	217,165	176,558
Death benefits	(228,808)	(58,141)	(14,895)	(8,511)	(109,378)	-	(31,530)	(928)
Cost of insurance	(1,788,800)	(1,870,070)	(407,402)	(446,051)	(38,905)	(19,705)	(33,198)	(18,621)
Net transfers	(1,634,471)	(2,227,407)	(414,042)	(481,449)	202,321	607,655	620,365	189,508
Transfer of policy loans	120,949	263,075	28,776	13,027	658	3,906	4,025	561
Contract administration charges	(96,809)	(101,869)	(29,941)	(34,469)	(1,526)	(1,150)	(3,099)	(1,718)
Surrender benefits	(2,612,869)	(1,694,571)	(483,903)	(357,365)	(5,968)	(12,642)	(45,549)	(65,715)

Net increase (decrease) in net assets resulting from variable life activities	(3,653,128)	(2,990,042)	(502,871)	(288,128)	271,393	646,254	728,179	279,645

Total increase (decrease) in net assets	2,296,699	5,706,241	924,072	951,274	456,933	777,401	918,405	504,778
Net Assets:
Beginning of year	27,479,603	21,773,362	6,755,287	5,804,013	800,879	23,478	640,970	136,192

End of year	$29,776,302	$27,479,603	$7,679,359	$6,755,287	$1,257,812	$800,879	$1,559,375	$640,970

	Small Cap Growth Fund		Small Cap Value Fund		Small Cap Index Fund		Developed International Index Fund
	2010	2009	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(405,835)	$(399,100)	$(783,693)	$(822,056)	$(14,858)	$(8,183)	$(28,978)	$(14,956)
Net realized gain (loss) from investment transactions	(2,290,949)	(4,001,496)	(2,048,058)	(4,484,057)	4,644	(30,985)	97,014	18,149
Net change in unrealized gain (loss) of investments	7,137,823	14,963,973	12,023,369	13,381,555	84,156	67,376	(16,832)	145,604

Net increase (decrease) in net assets resulting from operations	4,441,039	10,563,377	9,191,618	8,075,442	73,942	28,208	51,204	148,797

Variable Life Activities:
Purchase payments	2,876,775	3,285,647	3,752,261	4,241,764	60,707	44,649	133,331	101,914
Death benefits	(133,380)	(100,924)	(307,275)	(44,690)	-	-	(5,148)	(903)
Cost of insurance	(1,953,860)	(2,142,233)	(2,548,228)	(2,734,347)	(24,522)	(9,809)	(57,846)	(27,542)
Net transfers	(2,802,293)	(1,324,214)	(2,389,999)	(2,277,102)	109,480	123,851	215,998	619,488
Transfer of policy loans	245,759	270,683	198,502	155,250	1,638	138	6,421	1,395
Contract administration charges	(125,976)	(134,668)	(148,875)	(162,022)	(1,041)	(562)	(3,011)	(1,931)
Surrender benefits	(2,433,160)	(1,659,544)	(3,334,741)	(3,054,423)	(16,950)	(11,056)	(36,617)	(24,353)

Net increase (decrease) in net assets resulting from variable life activities	(4,326,135)	(1,805,253)	(4,778,355)	(3,875,570)	129,312	147,211	253,128	668,068

Total increase (decrease) in net assets	114,904	8,758,124	4,413,263	4,199,872	203,254	175,419	304,332	816,865
Net Assets:
Beginning of year	28,533,706	19,775,582	40,886,476	36,686,604	297,263	121,844	868,748	51,883

End of year	$28,648,610	$28,533,706	$45,299,739	$40,886,476	$500,517	$297,263	$1,173,080	$868,748

The accompanying notes are an integral part of these financial statements.

15

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

(continued)

	International Equity Fund		Emerging Markets Equity Fund		REIT Fund		Aggressive Allocation Fund
	2010	2009	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$(1,173,312)	$(583,706)	$(501,143)	$(481,940)	$(267,801)	$(264,224)	$(63,828)	$(55,144)
Net realized gain (loss) from investment transactions	(2,548,175)	(5,079,103)	43,027	(1,717,311)	(1,575,131)	(4,354,547)	45,136	66,399
Net change in unrealized gain (loss) of investments	9,236,423	16,280,831	4,394,795	11,947,494	4,054,570	6,835,060	116,469	176,665

Net increase (decrease) in net assets resulting from operations	5,514,936	10,618,022	3,936,679	9,748,243	2,211,638	2,216,289	97,777	187,920

Variable Life Activities:
Purchase payments	6,103,851	7,073,393	2,596,932	2,689,252	1,391,366	1,580,112	213,184	250,331
Death benefits	(199,275)	(234,068)	(109,329)	(50,735)	(33,158)	(26,676)	-	-
Cost of insurance	(3,939,179)	(4,451,249)	(1,449,528)	(1,487,050)	(734,266)	(706,989)	(69,990)	(64,797)
Net transfers	(1,181,800)	(2,700,970)	(940,451)	(632,185)	(126,348)	(588,509)	140,971	126,210
Transfer of policy loans	338,503	237,853	125,964	140,482	70,091	69,247	734	349
Contract administration charges	(195,769)	(226,595)	(81,546)	(86,679)	(43,482)	(44,227)	(8,168)	(7,376)
Surrender benefits	(4,877,765)	(4,444,852)	(1,437,317)	(1,405,137)	(752,750)	(661,956)	(16,199)	(8,927)

Net increase (decrease) in net assets resulting from variable life activities	(3,951,434)	(4,746,488)	(1,295,275)	(832,052)	(228,547)	(378,998)	260,532	295,790

Total increase (decrease) in net assets	1,563,502	5,871,534	2,641,404	8,916,191	1,983,091	1,837,291	358,309	483,710
Net Assets:
Beginning of year	65,986,606	60,115,072	25,438,911	16,522,720	10,221,897	8,384,606	943,703	459,993

End of year	$67,550,108	$65,986,606	$28,080,315	$25,438,911	$12,204,988	$10,221,897	$1,302,012	$943,703

	Moderately Aggressive Allocation Fund		Moderate Allocation Fund		Moderately Conservative Allocation Fund		Conservative Allocation Fund
	2010	2009	2010	2009	2010	2009	2010	2009
Operations:
Net investment income (loss)	$(237,517)	$(133,865)	$(111,896)	$(58,357)	$(34,480)	$(21,585)	$(21,368)	$(12,894)
Net change in unrealized gain (loss) of investments	249,061	31,932	279,302	22,983	73,689	(3,667)	16,424	5,421
Net change in unrealized appreciation (depreciation) of investments	562,446	812,747	262,790	396,491	140,494	239,411	56,285	28,335

Net increase (decrease) in net assets resulting from operations	573,990	710,814	430,196	361,117	179,703	214,159	51,341	20,862

Variable Life Activities:
Purchase payments	963,881	1,170,725	656,316	427,772	207,468	132,456	115,176	(43,674)
Death benefits	(40,823)	-	(9,606)	-	-	-	-	-
Cost of insurance	(401,049)	(268,312)	(268,846)	(128,171)	(167,703)	(117,383)	(56,237)	(28,456)
Net transfers	1,731,671	1,898,733	1,681,898	1,279,917	19,416	1,770,404	501,492	389,479
Transfer of policy loans	17,672	1,832	13,337	7,824	231	(43)	2,740	(150)
Contract administration charges	(20,284)	(26,062)	(14,441)	(13,845)	(4,881)	(3,189)	(2,565)	(2,741)
Surrender benefits	(287,869)	(111,340)	(223,948)	(150,766)	(150,929)	(196)	(807)	128,922

Net increase (decrease) in net assets resulting from variable life activities	1,963,199	2,665,576	1,834,710	1,422,731	(96,398)	1,782,049	559,799	443,380

Total increase (decrease) in net assets	2,537,189	3,376,390	2,264,906	1,783,848	83,305	1,996,208	611,140	464,242
Net Assets:
Beginning of year	4,401,203	1,024,813	2,775,066	991,218	2,520,326	524,118	743,480	279,238

End of year	$6,938,392	$4,401,203	$5,039,972	$2,775,066	$2,603,631	$2,520,326	$1,354,620	$743,480

The accompanying notes are an integral part of these financial statements.

16

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Notes to Financial Statements - December 31, 2010

Note 1.    Organization

Penn Mutual Variable Life Account I (“Account I”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Diversified Growth VUL, Variable EstateMax, Variable EstateMax II, Variable EstateMax III, Survivorship Growth VUL and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. Under applicable insurance law, the assets and liabilities of Account I are legally segregated from Penn Mutual’s other assets and liabilities. The portion of Account I’s assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2010 and the reported amounts from operations and variable life activities during 2010 and 2009. Actual results could differ significantly with those estimates. The significant accounting policies of Account I are as follows:

Investments - Assets of Account I are invested into subaccounts, which invest in the shares of Penn Series Funds, Inc. (“Penn Series”), an affiliate of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, REIT, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation.

Penn Series is an open-end diversified management investment company.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account I on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account I consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

17

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 2.    Significant Accounting Policies (continued)

For the year ended December 31, 2010, consent dividends in Account I were:

Consent Dividends
Money Market Fund	$131
Limited Maturity Bond Fund	180,490
Quality Bond Fund	1,339,850
High Yield Bond Fund	1,600,274
Flexibly Managed Fund	2,994,435
Balanced Fund	403,899
Large Cap Value Fund	345,230
Large Core Value Fund	484,892
Index 500 Fund	1,185,013
Mid Cap Value Fund	182,194
Mid Core Value Fund	29,898
SMID Cap Growth Fund	119,283
SMID Cap Value Fund	136,898
Small Cap Value Fund	314,300
Small Cap Index Fund	12,359
Developed International Index Fund	26,507
International Equity Fund	1,974,937
Emerging Markets Equity Fund	11,251
REIT Fund	135,420
Aggressive Allocation Fund	23,352
Moderately Aggressive Allocation Fund	145,894
Moderate Allocation Fund	114,404
Moderately Conservative Allocation Fund	71,755
Conservative Allocation Fund	35,288

Consent dividends were utilized by the Penn Series Funds only.

Federal Income Taxes – The operations of Account I are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provision of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under contracts. Based on this, there is no charge to Account I for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

18

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 2.    Significant Accounting Policies (continued)

Under the provisions of Section 817(h) of the IRC, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of the IRC. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

FAIR VALUE MEASUREMENT – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. Account I has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 – Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 – Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Penn Mutual’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on the Penn Mutual’s understanding of the market.

19

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 2.    Significant Accounting Policies (continued)

The fair value of all the investments in the respective fund portfolios, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of each fund or portfolio for the period ended December 31, 2010:

	Purchases	Sales
Money Market Fund	$19,657,180	$27,246,072
Limited Maturity Bond Fund	4,424,480	4,123,630
Quality Bond Fund	9,549,295	9,078,998
High Yield Bond Fund	3,590,904	4,535,485
Flexibly Managed Fund	11,473,038	26,786,858
Balanced Fund	1,491,639	3,691,495
Large Growth Stock Fund	3,585,438	5,266,639
Large Cap Growth Fund	929,414	1,580,017
Large Core Growth Fund	2,843,138	9,450,474
Large Cap Value Fund	2,581,093	7,142,938
Large Core Value Fund	2,710,147	5,736,832
Index 500 Fund	4,513,229	13,258,538
Mid Cap Growth Fund	2,234,276	6,114,045
Mid Cap Value Fund	2,326,014	6,473,335
Mid Core Value Fund	649,240	1,323,661
SMID Cap Growth Fund	665,309	417,380
SMID Cap Value Fund	1,141,272	435,542
Small Cap Growth Fund	1,861,228	6,593,198
Small Cap Value Fund	2,840,754	8,402,802
Small Cap Index Fund	206,742	92,288
Developed International Index Fund	590,437	366,287
International Equity Fund	5,347,895	10,472,641
Emerging Markets Equity Fund	3,408,601	5,205,018
REIT Fund	1,647,391	2,143,739
Aggressive Allocation Fund	368,831	172,127
Moderately Aggressive Allocation Fund	2,786,559	1,060,877
Moderate Allocation Fund	3,202,838	1,480,024
Moderately Conservative Allocation Fund	510,902	641,779
Conservative Allocation Fund	662,508	124,078

Note 4.    Related Party Transactions and Contract Charges

Penn Mutual received $72,054,312 and $78,591,109 from Account I for the years ended December 31, 2010 and 2009. These charges include those assessed through a reduction in unit value, as well as those assessed through redemption of units.

20

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 4.    Related Party Transactions and Contract Charges (continued)

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

Products	Mortality & Risk Expense	Guaranteed Maximum Rate
Cornerstone VUL	0.75%	0.90%
Cornerstone VUL II	0.90% (policy years 1 - 15)	0.90%
	0.60% (policy years 16+)
Cornerstone VUL III	0.45%	0.90%
Cornerstone VUL IV

0.45% on the first $25,000 of account value,
0.15% on account value in excess of
$25,000; and a monthly expense charge
per $1,000 of specified amount during
first 10 years varying by issue age and
rate class. The same load will apply for
the first 10 years following an increase in specified amount.

0.60% on the first $50,000 of account value,
0.30% on account value in excess of
$50,000; and a monthly expense charge
per $1,000 of specified amount during
first 10 years varying by issue age and
rate class. The same load will apply for
the first 10 years following an increase in specified amount.

Diversified Growth VUL

0.35% On the first $25,000 of account value,
0.05% on account value in excess of
$25,000; and a monthly expense charge
per $1,000 of specified amount during
first 10 years varying by issue age and
rate class. The same load will apply for
the first 10 years following an increase in specified amount.

0.60% on the first $50,000 of account value,
0.30% on account value in excess of
$50,000; and a monthly expense charge
per $1,000 of specified amount during
first 10 years varying by issue age and
rate class. The same load will apply for
the first 10 years following an increase in specified amount.

Variable Estate Max	0.90% (policy years 1 - 15)	0.90%
	0.60% (policy years 16+)
Variable Estate Max II	0.90% (policy years 1 - 15)	0.90%
	0.60% (policy years 16+)

Variable Estate Max III	0.60% (policy years 1 - 10)	0.90% (policy years 1 - 10)

0.05% (policy years 11+)
and a monthly expense charge per $1,000
of Specified Amount during first 10 years.
The same load will apply for the first 10
years following an increase in specified
amount. Please refer to the prospectus
for details.

0.35% (policy years 11+)
and a monthly expense charge per $1,000
of Specified Amount during first 10 years.
The same load will apply for the first 10
years following an increase in specified
amount. Please refer to the prospectus
for details.

Survivorship Growth VUL	0.60% (policy years 1 - 10)	0.90% (policy years 1 - 10)

0.05% (policy years 11+)
and a monthly expense charge per $1,000 of Specified Amount during first 10 years. The same load will apply for the first 10 years following an increase in specified amount. Please refer to the prospectus for details.

0.35% (policy years 11+)
and a monthly expense charge per $1,000 of Specified Amount during first 10 years. The same load will apply for the first 10 years following an increase in specified amount. Please refer to the prospectus for details.

Momentum Builder	0.65%	0.65%

21

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 4.    Related Party Transactions and Contract Charges (continued)

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

Products	Surrender Charges
Cornerstone VUL	Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Cornerstone VUL II	Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Cornerstone VUL III	Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Cornerstone VUL IV	Maximum charge of 100% of purchase payments received. Charges do not apply after 11 years.
Diversified Growth VUL	Maximum charge of 100% of purchase payments received. Charges do not apply after 9 years.
Variable Estate Max	Maximum charge of 100% of purchase payments received. Charges do not apply after 16 years.
Variable Estate Max II	Maximum charge of 100% of purchase payments received. Charges do not apply after 16 years.
Variable Estate Max III	Maximum charge of 100% of purchase payments received. Charges do not apply after 14 years.
Survivorship Growth VUL	Maximum charge of 100% of purchase payments received. Charges do not apply after 14 years.
Momentum Builder	Maximum charge of 100% of purchase payments received. Charges do not apply after 10 years.

Premium charges on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%. Sales and distribution expense charges on purchase payments range from 1.50% to 5.00%.

For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Variable Estate Max, Variable EstateMax II, Variable EstateMax III, Survivorship Growth VUL and Diversified Growth VUL policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of cost of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy.

For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value.

Note 5.    Accumulation Units

	December 31, 2010			December 31, 2009
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
Money Market Fund	1,185,557	(1,743,826)	2,367,160	1,320,612	(1,736,549)	2,925,429
Limited Maturity Bond Fund	269,254	(245,715)	784,794	259,881	(275,320)	761,255
Quality Bond Fund	474,602	(436,154)	2,208,341	422,829	(459,655)	2,169,893
High Yield Bond Fund	135,614	(167,404)	923,794	138,884	(206,663)	955,584
Flexibly Managed Fund	390,714	(833,090)	7,105,730	566,675	(1,292,507)	7,548,107
Balanced Fund	118,099	(323,083)	1,906,172	118,556	(451,336)	2,111,156
Large Growth Stock Fund	320,370	(474,295)	2,862,735	405,632	(574,244)	3,016,660
Large Cap Growth Fund	85,986	(151,738)	703,688	156,378	(154,007)	769,440

22

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 5.    Accumulation Units (continued)

	December 31, 2010			December 31, 2009
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
Large Core Growth Fund	273,549	(1,016,070)	5,464,892	371,020	(1,057,967)	6,207,413
Large Cap Value Fund	138,238	(380,393)	2,223,068	165,611	(533,185)	2,465,223
Large Core Value Fund	252,773	(580,948)	3,699,843	321,617	(728,481)	4,028,018
Index 500 Fund	291,573	(928,756)	5,458,281	420,755	(1,623,576)	6,095,465
Mid Cap Growth Fund	141,612	(435,393)	1,832,926	162,683	(556,160)	2,126,707
Mid Cap Value Fund	93,489	(278,247)	1,278,257	120,389	(351,377)	1,463,015
Mid Core Value Fund	40,694	(91,017)	498,288	79,205	(123,699)	548,612
SMID Cap Growth Fund	57,313	(35,957)	101,620	90,112	(13,463)	80,263
SMID Cap Value Fund	99,923	(39,794)	124,858	114,151	(69,369)	64,728
Small Cap Growth Fund	128,319	(432,836)	2,020,777	250,792	(439,083)	2,325,295
Small Cap Value Fund	89,673	(291,938)	1,523,252	161,103	(382,915)	1,725,517
Small Cap Index Fund	20,922	(9,512)	45,126	33,872	(17,558)	33,716
Developed International Index Fund	63,407	(38,663)	119,840	97,566	(9,734)	95,095
International Equity Fund	225,964	(438,766)	2,945,883	276,908	(567,083)	3,158,686
Emerging Markets Equity Fund	257,031	(437,054)	2,388,124	356,472	(540,078)	2,568,147
REIT Fund	83,788	(111,597)	624,949	156,866	(180,744)	652,758
Aggressive Allocation Fund	37,036	(16,706)	124,733	80,401	(41,313)	104,403
Moderately Aggressive Allocation Fund	255,435	(87,819)	612,178	361,861	(48,848)	444,562
Moderate Allocation Fund	311,574	(134,423)	461,951	215,294	(52,721)	284,801
Moderately Conservative Allocation Fund	45,789	(58,388)	240,213	212,277	(19,824)	252,812
Conservative Allocation Fund	62,537	(10,495)	124,398	108,361	(65,923)	72,356

Note 6.    Financial Highlights

Account I is a funding vehicle for a number of variable life products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account I have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

23

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 6.    Financial Highlights (continued)

	January 1, 2010	December 31, 2010			For the Year ended December 31, 2010
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$12.38 to $21.95	2,367,160	$12.39 to $21.81	$31,431,787	0.01	0.35 to 0.90	(0.89) to (0.29)
Limited Maturity Bond Fund	13.99 to 18.27	784,794	14.51 to 18.81	12,362,476	-	0.35 to 0.90	2.78 to 3.41
Quality Bond Fund	15.71 to 41.43	2,208,341	16.66 to 43.65	41,505,862	-	0.35 to 0.90	5.10 to 5.75
High Yield Bond Fund	18.09 to 50.07	923,794	20.56 to 56.79	22,883,975	-	0.35 to 0.90	13.15 to 13.87
Flexibly Managed Fund	20.87 to 93.35	7,105,730	23.78 to 105.66	219,535,927	-	0.35 to 0.90	12.90 to 13.62
Balanced Fund	9.94 to 10.07	1,906,172	11.01 to 11.24	21,161,024	-	0.35 to 0.90	10.69 to 11.38
Large Growth Stock Fund	5.51 to 23.51	2,862,735	6.41 to 27.28	31,126,951	-	0.35 to 0.90	15.75 to 16.49
Large Cap Growth Fund	9.13 to 9.78	703,688	10.17 to 11.00	7,579,663	-	0.35 to 0.90	11.43 to 12.14
Large Core Growth Fund	8.26 to 8.36	5,464,892	9.60 to 9.81	52,865,520	-	0.35 to 0.90	16.22 to 16.96
Large Cap Value Fund	11.04 to 46.91	2,223,068	12.62 to 53.52	42,244,960	-	0.35 to 0.90	13.81 to 14.54
Large Core Value Fund	8.41 to 8.52	3,699,843	9.21 to 9.41	34,363,213	-	0.35 to 0.90	9.45 to 10.14
Index 500 Fund	8.92 to 15.51	5,458,281	10.20 to 17.67	74,862,521	-	0.35 to 0.90	13.75 to 14.47
Mid Cap Growth Fund	7.64 to 16.52	1,832,926	9.64 to 20.80	27,098,263	-	0.35 to 0.90	25.71 to 26.54
Mid Cap Value Fund	16.03 to 23.05	1,278,257	20.12 to 28.77	29,776,302	-	0.35 to 0.90	24.65 to 25.47
Mid Core Value Fund	11.74 to 12.58	498,288	14.59 to 15.77	7,679,359	-	0.35 to 0.90	24.32 to 25.13
SMID Cap Growth Fund	9.90 to 10.02	101,620	12.25 to 12.51	1,257,812	-	0.35 to 0.90	23.73 to 24.55
SMID Cap Value Fund	9.83 to 9.95	124,858	12.36 to 12.63	1,559,375	-	0.35 to 0.90	25.73 to 26.56
Small Cap Growth Fund	8.19 to 24.69	2,020,777	9.71 to 29.19	28,648,610	-	0.35 to 0.90	18.06 to 18.82
Small Cap Value Fund	19.76 to 31.53	1,523,252	25.05 to 39.67	45,299,739	-	0.35 to 0.90	25.60 to 26.43
Small Cap Index Fund	8.73 to 8.84	45,126	10.92 to 11.15	500,517	-	0.35 to 0.90	25.07 to 25.89
Developed International Index Fund	9.08 to 9.19	119,840	9.67 to 9.87	1,173,080	-	0.35 to 0.90	6.47 to 7.13
International Equity Fund	15.13 to 31.00	2,945,883	16.73 to 34.17	67,550,108	-	0.35 to 0.90	10.08 to 10.77
Emerging Markets Equity Fund	9.84 to 9.96	2,388,124	11.62 to 11.87	28,080,315	-	0.35 to 0.90	18.09 to 18.85
REIT Fund	14.93 to 16.00	624,949	18.51 to 20.02	12,204,988	-	0.35 to 0.90	24.03 to 24.84
Aggressive Allocation Fund	8.99 to 9.11	124,733	10.34 to 10.56	1,302,012	-	0.35 to 0.90	14.92 to 15.66
Moderately Aggressive Allocation Fund	9.80 to 9.92	612,178	11.12 to 11.36	6,938,392	-	0.35 to 0.90	13.48 to 14.20
Moderate Allocation Fund	9.68 to 9.79	461,951	10.76 to 10.99	5,039,972	-	0.35 to 0.90	11.23 to 11.93
Moderately Conservative Allocation Fund	9.93 to 10.05	240,213	10.76 to 10.99	2,603,631	-	0.35 to 0.90	8.34 to 9.02
Conservative Allocation Fund	10.22 to 10.34	124,398	10.82 to 11.06	1,354,620	-	0.35 to 0.90	5.93 to 6.58

24

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 6.    Financial Highlights (continued)

	January 1, 2009	December 31, 2009			For the Year ended December 31, 2009
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$12.33 to $21.99	2,925,429	$12.38 to $21.95	$39,020,679	0.45	0.45 to 0.90	(0.46) to 0.13
Limited Maturity Bond Fund	13.73 to 18.07	761,255	13.99 to 18.27	11,617,203	-	0.45 to 0.90	0.98 to 1.59
Quality Bond Fund	14.82 to 39.33	2,169,893	15.71 to 41.43	38,702,122	0.02	0.45 to 0.90	5.07 to 5.71
High Yield Bond Fund	12.41 to 34.41	955,584	18.09 to 50.07	20,929,906	-	0.45 to 0.90	45.13 to 46.14
Flexibly Managed Fund	15.70 to 70.69	7,548,107	20.87 to 93.35	207,557,948	0.02	0.45 to 0.90	31.73 to 32.62
Balanced Fund	8.50 to 8.53	2,111,156	9.94 to 10.07	21,093,923	-	0.45 to 0.90	17.01 to 17.77
Large Growth Stock Fund	3.87 to 16.56	3,016,660	5.51 to 23.51	28,279,040	0.01	0.45 to 0.90	41.65 to 42.63
Large Cap Growth Fund	6.70 to 7.11	769,440	9.13 to 9.78	7,383,855	-	0.45 to 0.90	36.31 to 37.24
Large Core Growth Fund	6.14 to 6.16	6,207,413	8.26 to 8.36	51,500,179	0.05	0.45 to 0.90	34.67 to 35.59
Large Cap Value Fund	8.30 to 35.33	2,465,223	11.04 to 46.91	41,219,976	-	0.45 to 0.90	32.42 to 33.31
Large Core Value Fund	7.27 to 7.29	4,028,018	8.41 to 8.52	34,052,889	-	0.45 to 0.90	15.71 to 16.46
Index 500 Fund	7.11 to 12.39	6,095,465	8.92 to 15.51	73,690,321	-	0.45 to 0.90	24.98 to 25.81
Mid Cap Growth Fund	5.19 to 11.26	2,126,707	7.64 to 16.52	24,972,504	-	0.45 to 0.90	46.46 to 47.48
Mid Cap Value Fund	10.90 to 15.80	1,463,015	16.03 to 23.05	27,479,603	-	0.45 to 0.90	45.67 to 46.69
Mid Core Value Fund	9.40 to 9.98	548,612	11.74 to 12.58	6,755,287	-	0.45 to 0.90	24.90 to 25.73
SMID Cap Growth Fund	6.48 to 6.50	80,263	9.90 to 10.02	800,879	-	0.45 to 0.90	52.77 to 53.85
SMID Cap Value Fund	6.81 to 6.84	64,728	9.83 to 9.95	640,970	-	0.45 to 0.90	44.28 to 45.28
Small Cap Growth Fund	5.18 to 15.68	2,325,295	8.19 to 24.69	28,533,706	-	0.45 to 0.90	57.23 to 58.35
Small Cap Value Fund	15.57 to 25.03	1,725,517	19.76 to 31.53	40,886,476	-	0.45 to 0.90	25.79 to 26.62
Small Cap Index Fund	6.98 to 7.00	33,716	8.73 to 8.84	297,263	-	0.45 to 0.90	25.02 to 25.85
Developed International Index Fund	7.13 to 7.15	95,095	9.08 to 9.19	868,748	0.01	0.45 to 0.90	27.37 to 28.22
International Equity Fund	12.48 to 25.65	3,158,686	15.13 to 31.00	65,986,606	1.16	0.45 to 0.90	20.65 to 21.43
Emerging Markets Equity Fund	5.99 to 6.01	2,568,147	9.84 to 9.96	25,438,911	0.02	0.45 to 0.90	64.15 to 65.33
REIT Fund	11.90 to 12.64	652,758	14.93 to 16.00	10,221,897	-	0.45 to 0.90	25.40 to 26.24
Aggressive Allocation Fund	7.04 to 7.06	104,403	8.99 to 9.11	943,703	-	0.45 to 0.90	27.78 to 28.64
Moderately Aggressive Allocation Fund	7.77 to 7.79	444,562	9.80 to 9.92	4,401,203	-	0.45 to 0.90	26.11 to 26.95
Moderate Allocation Fund	8.10 to 8.12	284,801	9.68 to 9.79	2,775,066	-	0.45 to 0.90	19.50 to 20.27
Moderately Conservative Allocation Fund	8.62 to 8.65	252,812	9.93 to 10.05	2,520,326	-	0.45 to 0.90	15.15 to 15.89
Conservative Allocation Fund	9.31 to 9.34	72,356	10.22 to 10.34	743,480	-	0.45 to 0.90	9.80 to 10.49

25

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 6.    Financial Highlights (continued)

	January 1, 2008	December 31, 2008			For the Year ended December 31, 2008
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$12.01 to $21.56	3,366,010	$12.33 to $21.99	$44,452,783	2.63	0.45 to 0.90	1.74 to 2.36
Limited Maturity Bond Fund	13.08 to 17.33	810,705	13.73 to 18.07	11,534,926	3.49	0.45 to 0.90	4.09 to 4.73
Quality Bond Fund	14.10 to 37.67	2,409,638	14.82 to 39.33	37,619,131	4.59	0.45 to 0.90	4.16 to 4.79
High Yield Bond Fund	16.39 to 45.56	1,027,010	12.41 to 34.41	15,561,275	9.84	0.45 to 0.90	(24.66) to (24.28)
Flexibly Managed Fund	21.76 to 98.59	8,289,356	15.70 to 70.69	173,357,377	2.68	0.45 to 0.90	(28.48) to (28.14)
Balanced Fund	- to -	2,443,936	8.50 to 8.53	20,802,245	3.68	0.45 to 0.90	(15.04) to (14.87)
Large Growth Stock Fund(a)	6.69 to 28.67	3,141,269	3.87 to 16.56	21,020,033	0.22	0.45 to 0.90	(42.39) to (42.13)
Large Cap Growth Fund	12.03 to 12.66	744,911	6.70 to 7.11	5,363,700	0.38	0.45 to 0.90	(44.33) to (44.08)
Large Core Growth Fund	- to -	6,894,360	6.14 to 6.16	42,342,132	0.20	0.45 to 0.90	(38.75) to (38.55)
Large Cap Value Fund	15.06 to 64.22	2,782,306	8.30 to 35.33	35,753,865	1.69	0.45 to 0.90	(45.11) to (44.87)
Large Core Value Fund	- to -	4,434,882	7.27 to 7.29	32,285,359	0.87	0.45 to 0.90	(27.36) to (27.17)
Index 500 Fund	11.17 to 19.53	7,265,951	7.11 to 12.39	69,789,856	2.07	0.45 to 0.90	(36.65) to (36.36)
Mid Cap Growth Fund	10.20 to 22.19	2,451,366	5.19 to 11.26	20,099,604	0.00	0.45 to 0.90	(49.33) to (49.10)
Mid Cap Value Fund	20.67 to 30.18	1,659,611	10.90 to 15.80	21,773,362	0.91	0.45 to 0.90	(47.74) to (47.50)
Mid Core Value Fund(b)	15.51 to 16.33	591,891	9.40 to 9.98	5,804,013	1.71	0.45 to 0.90	(39.44) to (39.16)
SMID Cap Growth Fund	- to -	3,614	6.48 to 6.50	23,478	0.00	0.45 to 0.90	(35.30) to (35.10)
SMID Cap Value Fund	- to -	19,946	6.81 to 6.84	136,192	1.22	0.45 to 0.90	(31.94) to (31.75)
Small Cap Growth Fund	10.43 to 31.62	2,442,473	5.18 to 15.68	19,775,582	0.00	0.45 to 0.90	(50.50) to (50.27)
Small Cap Value Fund	21.37 to 34.62	1,920,550	15.57 to 25.03	36,686,604	0.85	0.45 to 0.90	(27.81) to (27.46)
Small Cap Index Fund	- to -	17,402	6.98 to 7.00	121,844	0.69	0.45 to 0.90	(30.26) to (30.07)
Developed International Index Fund	- to -	7,263	7.13 to 7.15	51,883	1.24	0.45 to 0.90	(28.80) to (28.61)
International Equity Fund	21.35 to 44.02	3,532,004	12.48 to 25.65	60,115,072	2.23	0.45 to 0.90	(41.81) to (41.55)
Emerging Markets Equity Fund	- to -	2,751,753	5.99 to 6.01	16,522,720	0.33	0.45 to 0.90	(40.16) to (39.53)
REIT Fund	19.82 to 20.85	620,976	11.90 to 12.64	8,384,606	3.61	0.45 to 0.90	(39.93) to (39.65)
Aggressive Allocation Fund	- to -	65,315	7.04 to 7.06	459,993	5.46	0.45 to 0.90	(29.69) to (29.50)
Moderately Aggressive Allocation Fund	- to -	131,549	7.77 to 7.79	1,024,813	6.31	0.45 to 0.90	(22.36) to (22.18)
Moderate Allocation Fund	- to -	122,228	8.10 to 8.12	991,218	6.23	0.45 to 0.90	(19.08) to (18.90)
Moderately Conservative Allocation Fund	- to -	60,359	8.62 to 8.65	524,118	4.11	0.45 to 0.90	(13.78) to (13.61)
Conservative Allocation Fund	- to -	29,918	9.31 to 9.34	279,238	7.65	0.45 to 0.90	(6.94) to (6.79)

26

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 6.    Financial Highlights (continued)

	January 1, 2007	December 31, 2007			For the Year ended December 31, 2007
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$11.44 to $20.68	2,808,502	$12.01 to $21.56	$37,904,884	4.87	0.45 to 0.90	4.03 to 4.67
Limited Maturity Bond Fund	12.43 to 16.60	743,242	13.08 to 17.33	10,739,971	3.89	0.45 to 0.90	4.28 to 4.92
Quality Bond Fund	13.26 to 35.66	2,485,617	14.10 to 37.67	40,756,213	4.28	0.45 to 0.90	5.38 to 6.03
High Yield Bond Fund	15.90 to 44.28	1,088,979	16.39 to 45.56	22,195,598	6.93	0.45 to 0.90	2.64 to 3.26
Flexibly Managed Fund	20.83 to 94.99	8,586,671	21.76 to 98.59	256,269,618	2.24	0.45 to 0.90	3.53 to 4.17
Growth Stock Fund(a)	6.16 to 26.43	3,115,478	6.69 to 28.67	36,225,669	0.41	0.45 to 0.90	8.17 to 8.85
Large Cap Growth Fund	11.59 to 12.09	755,072	12.03 to 12.66	9,426,845	0.55	0.45 to 0.90	3.77 to 4.41
Large Cap Value Fund	14.58 to 62.31	3,043,425	15.06 to 64.22	70,541,865	1.40	0.45 to 0.90	2.80 to 3.43
Index 500 Fund	10.68 to 18.73	7,775,740	11.17 to 19.53	117,070,814	1.57	0.45 to 0.90	4.14 to 4.79
Mid Cap Growth Fund	8.18 to 17.87	2,543,152	10.20 to 22.19	39,776,742	0.00	0.45 to 0.90	24.02 to 24.84
Mid Cap Value Fund	19.92 to 29.31	1,780,031	20.67 to 30.18	44,250,478	1.13	0.45 to 0.90	2.83 to 3.46
Strategic Value Fund(b)	15.52 to 16.19	613,613	15.51 to 16.33	9,846,378	0.51	0.45 to 0.90	(0.05) to 0.55
Small Cap Growth Fund	9.72 to 29.58	2,498,687	10.43 to 31.62	40,243,342	0.00	0.45 to 0.90	6.74 to 7.41
Small Cap Value Fund	22.57 to 36.83	2,119,742	21.37 to 34.62	55,572,122	0.69	0.45 to 0.90	(6.15) to (5.60)
International Equity Fund	17.87 to 36.94	3,678,948	21.35 to 44.02	110,453,276	0.56	0.45 to 0.90	18.97 to 19.75
REIT Fund	24.35 to 25.39	685,705	19.82 to 20.85	14,042,713	2.50	0.45 to 0.90	(18.61) to (18.17)
Balanced Portfolio	12.78 to 23.46	869,136	14.77 to 26.91	16,036,716	1.15	0.45 to 0.90	14.56 to 15.30
Equity Income Portfolio	14.13 to 30.29	2,619,952	14.28 to 30.53	56,870,624	1.80	0.45 to 0.90	0.62 to 1.23
Growth Portfolio	8.80 to 24.66	4,604,783	11.12 to 31.08	88,298,597	0.83	0.45 to 0.90	25.82 to 26.66
Asset Manager Portfolio	11.62 to 21.28	659,303	13.36 to 24.39	12,593,975	6.08	0.45 to 0.90	14.46 to 15.20
Emerging Markets Equity (Int’l) Portfolio	21.58 to 30.31	1,180,248	30.03 to 42.57	40,592,175	0.43	0.45 to 0.90	39.19 to 40.15

	January 1, 2006	December 31, 2006			For the Year ended December 31, 2006
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Money Market Fund	$10.93 to $19.89	3,081,962	$11.44 to $20.68	$39,474,212	4.55	0.45 to 0.90	3.70 to 4.34
Limited Maturity Bond Fund	11.89 to 16.00	715,021	12.43 to 16.60	9,931,341	4.19	0.45 to 0.90	3.56 to 4.19
Quality Bond Fund	12.60 to 34.10	2,477,293	13.26 to 35.66	39,651,397	4.03	0.45 to 0.90	4.31 to 4.95
High Yield Bond Fund	14.52 to 40.53	1,136,161	15.90 to 44.28	22,845,988	5.74	0.45 to 0.90	8.98 to 9.66
Flexibly Managed Fund	18.05 to 82.87	8,056,218	20.83 to 94.99	239,266,257	1.71	0.45 to 0.90	14.34 to 15.06
Growth Stock Fund(a)	5.47 to 23.54	2,996,774	6.16 to 26.43	32,591,017	0.25	0.45 to 0.90	12.00 to 12.70
Large Cap Growth Fund	11.28 to 11.66	773,558	11.59 to 12.09	9,242,767	0.25	0.45 to 0.90	2.77 to 3.39
Large Cap Value Fund	12.38 to 53.03	3,212,400	14.58 to 62.31	73,073,484	1.09	0.45 to 0.90	17.21 to 17.96
Index 500 Fund	9.30 to 16.35	8,454,460	10.68 to 18.73	121,496,243	1.25	0.45 to 0.90	14.34 to 15.07
Mid Cap Growth Fund	7.70 to 16.85	2,711,486	8.18 to 17.87	34,086,870	0.00	0.45 to 0.90	5.85 to 6.51

27

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Note 6.    Financial Highlights (continued)

	January 1, 2006	December 31, 2006			For the Year ended December 31, 2006
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio* (%)	Expense Ratio** (%)	Total Return*** (%)
Mid Cap Value Fund	17.88 to 26.50	1,875,882	19.92 to 29.31	45,307,618	0.64	0.45 to 0.90	10.41 to 11.10
Strategic Value Fund(b)	13.96 to 14.43	653,008	15.52 to 16.19	10,424,184	0.40	0.45 to 0.90	11.22 to 11.92
Small Cap Growth Fund	9.89 to 30.17	2,635,035	9.72 to 29.58	40,257,489	0.00	0.45 to 0.90	(2.11) to (1.53)
Small Cap Value Fund	19.22 to 31.60	2,072,482	22.57 to 36.83	58,724,060	0.30	0.45 to 0.90	16.38 to 17.13
International Equity Fund	13.77 to 28.56	3,639,250	17.87 to 36.94	92,445,536	1.60	0.45 to 0.90	29.18 to 30.04
REIT Fund	18.55 to 19.18	771,776	24.35 to 25.39	19,258,379	1.22	0.45 to 0.90	31.23 to 32.10
Balanced Portfolio	11.55 to 21.36	901,642	12.78 to 23.46	14,573,133	0.80	0.45 to 0.90	9.68 to 10.36
Equity Income Portfolio	11.81 to 25.39	2,691,915	14.13 to 30.29	58,409,022	3.34	0.45 to 0.90	19.12 to 19.89
Growth Portfolio	8.27 to 23.26	5,009,026	8.80 to 24.66	76,478,941	0.39	0.45 to 0.90	5.90 to 6.55
Asset Manager Portfolio	10.87 to 19.98	685,770	11.62 to 21.28	11,527,770	2.68	0.45 to 0.90	6.36 to 7.01
Emerging Markets Equity (Int’l) Portfolio	15.87 to 22.10	1,330,130	21.58 to 30.31	32,537,176	0.75	0.45 to 0.90	35.92 to 36.84

(a)	Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
(b)	Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account I from the underlying mutual funds, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account I does not record investment income.

**	These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded, as in Cornerstone VUL IV (which would have an expense ratio of 0.00% since all contract charges are assessed through a reduction in units held).

***	These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period and reflects a range of actual product total returns.

Note 7.    Subsequent Events

Management has evaluated the impact of all subsequent events on Account I through the date the financial statements were issued and has determined that, except as described below, no additional subsequent events require recognition or disclosure in the financial statements.

On February 23, 2011, the Board of Directors of the Penn Series Funds approved changing the name of the REIT Fund to the Real Estate Securities Fund effective May 1, 2011.

28

PM1558 5/11

2010 Consolidated GAAP Financial Statements

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia PA 19103-7042 Telephone (267) 330 3000 Facsimile (267) 330 3300 www.pwc.com

Report of Independent Auditors

To the Board of Trustees

The Penn Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, changes in equity, and cash flow present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the “Company”) at December 31, 2010 and December 31, 2009, and the results of their operations and their cash flow for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company adopted new guidance on the recognition and presentation of other-than-temporary impairments for debt securities effective January 1, 2009.

As discussed in Note 2 to the consolidated financial statements, the Company adopted new guidance on fair value measurements effective January 1, 2008.

February 10, 2011

(In Thousands)

Consolidated Balance Sheets

December 31,	2010	2009

ASSETS
Investments:
Debt securities, at fair value:
Available for sale	$7,256,855	$6,079,055
Trading	185,348	94,365
Equity securities, at fair value	13,015	31,239
Real estate, net of accumulated depreciation	14,153	14,838
Policy loans	703,337	689,344
Short-term investments	29,105	253,341
Alternative assets	292,121	266,219
Other invested assets	103,693	208,016

TOTAL INVESTMENTS	8,597,627	7,636,417

Cash	70,603	38,260
Investment income due and accrued	92,663	87,405
Deferred acquisition costs	818,602	784,317
Amounts recoverable from reinsurers	322,183	334,500
Broker/dealer receivables	1,789,452	1,823,304
Goodwill	50,026	50,026
Other assets	469,261	467,533
Separate account assets	4,532,892	3,761,147

TOTAL ASSETS	$16,743,309	$14,982,909

LIABILITIES AND EQUITY
Liabilities:
Reserves for future policy benefits	$2,793,688	$2,744,511
Other policyholder funds	4,104,881	3,714,775
Policyholders’ dividends payable	15,130	15,366
Broker/dealer payables	1,692,578	1,705,402
Accrued income taxes	291,497	179,989
Debt	520,522	282,940
Other liabilities	470,247	486,040
Separate account liabilities	4,532,892	3,761,147

TOTAL LIABILITIES	14,421,435	12,890,170

Equity:
Retained earnings	2,139,206	2,053,883
Accumulated other comprehensive income:
Impact of adoption of accounting principle	-	(4,620)
Unrealized appreciation of securities, net	190,790	57,812
Pension liability	(8,122)	(14,336)
Total accumulated other comprehensive income	182,668	38,856

TOTAL EQUITY	2,321,874	2,092,739

TOTAL LIABILITIES AND EQUITY	$16,743,309	$14,982,909

The accompanying notes are an integral part of these consolidated financial statements.

2010 Consolidated GAAP Financial Statements	Page 1

(In Thousands)

Consolidated Statements of Income

Years Ended December 31,	2010	2009	2008

REVENUES
Premium and annuity considerations	$253,318	$254,894	$182,163
Policy fee income	302,124	297,820	311,692
Net investment income	419,807	369,544	388,760
Net investment losses:
Total other-than-temporary impairment losses	(21,106)	(46,740)	(42,465)
Portion of loss recognized in other comprehensive income	6,451	19,225	-
Net other-than-temporary impairment losses recognized in earnings	(14,655)	(27,515)	(42,465)
Realized net investment gains, excluding other-than-temporary impairment losses	42,243	13,725	26,601
Total net investment gains/(losses)	27,588	(13,790)	(15,864)
Broker/dealer fees and commissions	511,343	459,540	483,948
Other income	41,173	37,268	31,200
TOTAL REVENUES	1,555,353	1,405,276	1,381,899

BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries	511,795	473,013	422,264
Policyholder dividends	30,548	31,563	31,207
Increase in reserves for future policy benefits	70,666	69,870	33,634
General expenses	420,891	414,020	389,602
Broker/dealer sales expense	291,357	259,596	261,165
Amortization of deferred acquisition costs	116,317	125,424	178,485
TOTAL BENEFITS AND EXPENSES	1,441,574	1,373,486	1,316,357

INCOME BEFORE INCOME TAXES	113,779	31,790	65,542
Current	(37,416)	2,344	16,115
Deferred	65,872	733	6,431
INCOME TAX EXPENSE	28,456	3,077	22,546
NET INCOME	$85,323	$28,713	$42,996

The accompanying notes are an integral part of these consolidated financial statements.

Page 2	The Penn Mutual Life Insurance Company

(In Thousands)

Consolidated Statements of Changes in Equity

Years Ended December 31, 2008, 2009, and 2010	Accumulated Other Comprehensive (Loss)/Income	Retained Earnings	Total Equity

BALANCE AT JANUARY 1, 2008	$61,340	$1,977,554	$2,038,894

Net income for 2008	-	42,996	42,996
Other comprehensive income, net of tax
Unrealized net depreciation of securities, net of taxes of $171,149, net of reclassification adjustments	(332,219)	-	(332,219)
Postretirement benefits liability adjustment net of tax of $4,471	(8,304)	-	(8,304)

Comprehensive income			(297,527)

BALANCE AT DECEMBER 31, 2008	$(279,183)	$2,020,550	$1,741,367

Net income for 2009	-	28,713	28,713
Impact of adoption of new accounting pronouncement, net of tax of $2,488 (see Note 2)	(4,620)	4,620	-
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $180,085, net of reclassification adjustments	339,322	-	339,322
Other than temporary impairment, net of tax of $6,729	(12,496)	-	(12,496)
Postretirement benefits liability adjustment, net of tax of $2,013	(4,167)	-	(4,167)

Comprehensive income			351,372

BALANCE AT DECEMBER 31, 2009	$38,856	$2,053,883	$2,092,739

Net income for 2010	-	85,323	85,323
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $37,364, net of reclassification adjustments	125,119	-	125,119
Other than temporary impairment, net of taxes of $6,719	12,479	-	12,479
Postretirement benefits liability adjustment, Net of taxes of $3,346	6,214	-	6,214
Comprehensive income			229,135

BALANCE AT DECEMBER 31, 2010	$182,668	$2,139,206	$2,321,874

The accompanying notes are an integral part of these consolidated financial statements.

2010 Consolidated GAAP Financial Statements	Page 3

(In Thousands)

Consolidated Statements of Cash Flows

Years Ended December 31,	2010	2009	2008

CASH FLOW FROM OPERATING ACTIVITIES
Net income	$85,323	$28,713	$42,996
Adjustments to reconcile net income to net cash used in operating activities:
Capitalization of acquisition costs	(222,534)	(158,407)	(124,488)
Amortization of deferred acquisition costs	116,317	125,424	178,485
Policy fees on universal life and investment contracts	(176,876)	(179,964)	(186,992)
Interest credited on universal life and investment contracts	173,182	155,269	144,251
Depreciation and amortization	(12,007)	(10,041)	(18,592)
Net investment (gains)/losses	(8,840)	40,865	16,778
Net investment (losses)/income on limited partnerships and derivatives	(46,167)	15,330	(15,478)
Change in:
Investment income due and accrued	(5,258)	(3,261)	(2,763)
Amounts recoverable from reinsurers	13,595	(3,899)	21,017
Future policy benefits	57,416	65,424	37,211
Accrued income taxes	34,080	3,147	(9,695)
Net broker/dealer receivables	21,028	(17,385)	80,045
Trading securities	(90,983)	(25,097)	17,826
Other, net	11,305	(60,149)	(6,733)

NET CASH (USED IN)/PROVIDED BY OPERATING ACTIVITIES	$(50,419)	$(24,031)	$173,868

CASH FLOW FROM INVESTING ACTIVITIES
Sale of investments:
Debt securities, available for sale	$840,189	$657,638	$1,357,470
Equity securities	23,116	442	1,014
Other	210,844	3,740	1,302
Maturity and other principal repayments:
Debt securities, available for sale	538,231	436,712	608,968
Other	31,386	92,975	127,022
Cost of investments acquired:
Debt securities, available for sale	(2,263,290)	(1,272,209)	(1,982,207)
Equity securities	(1,263)	(45)	(31,859)
Limited partnerships	(46,366)	(37,069)	(61,793)
Derivatives	(23,778)	(132,608)	(74,771)
Other	18,020	4,291	(45,249)
Change in policy loans, net	(13,993)	(17,845)	(2,161)
Cost of short-term investments sold, net	224,236	25,745	(241,076)
(Decrease)/increase in collateral payable	(96,608)	(30,117)	127,554
Purchases of furniture and equipment, net	(9,412)	(11,136)	1,974

NET CASH USED IN INVESTING ACTIVITIES	$(568,688)	$(279,486)	$(213,812)

…continued -

Page 4	The Penn Mutual Life Insurance Company

(In Thousands)

Consolidated Statements of Cash Flows (con’t)

Years Ended December 31,	2010	2009	2008

CASH FLOW FROM FINANCING ACTIVITIES
Policyholder Account Balance
Deposits for universal life and investment contracts	$1,529,572	$1,329,619	$955,530
Withdrawals from universal life and investment contracts	(758,420)	(680,279)	(803,187)
Transfers to separate accounts	(357,284)	(344,563)	(32,153)
Issuance/(extinguishment) of debt	237,582	(24,482)	(42,570)

NET CASH PROVIDED BY FINANCING ACTIVITIES	$651,450	$280,295	$77,620

Net increase/(decrease) in cash	32,343	(23,222)	37,676
Cash, beginning of year	38,260	61,482	23,806

CASH, END OF YEAR	$70,603	$38,260	$61,482

The accompanying notes are an integral part of these consolidated financial statements.

2010 Consolidated GAAP Financial Statements	Page 5

(In Thousands)

Notes to Consolidated Financial Statements

Note 1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NATURE OF OPERATIONS The Penn Mutual Life Insurance Company (“PML”) and its subsidiaries (collectively, “the Company”) offer a wide range of insurance and investment products including life insurance, annuities, and investment products, as well as advisory services. PML, a Pennsylvania domiciled mutual life insurance company, concentrates primarily on the sale of individual life insurance and annuity products. PML and its wholly owned life insurance subsidiary, the Penn Insurance and Annuity Company (“PIA”) primarily market traditional whole life, term life, fixed universal life, indexed universal life, variable universal life, immediate annuity and fixed and variable deferred annuity products through a network of career agents and independent agents. PML is licensed and sells its products in all fifty states and the District of Columbia. In addition, the Company offers a variety of investment products and advisory services through its non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries).

BASIS OF PRESENTATION The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation of PML and its wholly owned and majority controlled subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

PML prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, while PIA follows statutory practices prescribed or permitted by the Delaware Department of Insurance, both of which are comprehensive basis of accounting other than GAAP. See Note 14 for additional discussion.

RECLASSIFICATION Certain 2009 and 2008 amounts have been reclassified to conform with 2010 presentation, none of which have an impact on net income or equity.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material reported amounts and disclosures that require extensive use of estimates are:

¯	Fair value of certain invested assets and derivatives
¯	Capitalization and amortization of deferred acquisition costs (“DAC”)
¯	Liabilities for future policyholder benefits
¯	Accounting for income taxes and valuation of deferred income tax assets and liabilities and unrecognized tax benefits
¯	Litigation and other contingencies
¯	Pension and other postretirement and postemployment benefits

INVESTMENTS The Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines classification of debt securities at the time of purchase. The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale (“AFS”) and trading. AFS securities are reported at fair value, with unrealized gains/(losses) reported in other comprehensive income, net of deferred taxes and related adjustments. Trading securities are held at fair value, with changes in value reported through net investment gains/(losses). Income on debt securities is recognized using the effective yield method of amortization. For mortgage and asset-backed securities (“structured securities”) not subject to other than temporary impairment (“OTTI”) review, changes in expected cash flows are recognized using the

Page 6	The Penn Mutual Life Insurance Company

(In Thousands)

retrospective yield adjustment method. For structured securities subject to OTTI review based on credit rating, changes in expected cash flows are recognized using the prospective yield adjustment method. In these cases, income is recognized on the prospective yield adjustment method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company’s best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events. Interest on debt securities is recorded as income when earned.

Equity securities are carried at fair value and include seed money invested in separate accounts. Unrealized capital gains/(losses) are reported in other comprehensive income, net of deferred taxes. Dividends on equity securities are credited to income on their ex-dividend dates.

Real estate occupied by the Company is carried at depreciated cost. Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in net investment losses. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income. The Company obtains an external appraisal on a tri-annual basis. The most recent appraisal was as of August 2010.

Short-term investments, which are carried at amortized cost and approximate fair value, consist primarily of money market funds and investments purchased with maturities of greater than three months and less than or equal to 12 months. Some short-term investments are identified as collateral as required by certain derivative contracts.

Policy loans are stated at the aggregate balance of unpaid principal and interest.

Alternative assets are investments in limited partnerships for which the Company applies the equity method of accounting. Due to the timing of the valuation data received from the general partner, these investments are reported in accordance with the most recent valuations received which are primarily on a one quarter lag.

Other invested assets include derivatives, an annuity contract to back nonqualified deferred compensation plans, low income housing tax credit investments (“LIHTC”) and miscellaneous invested assets. LIHTC investments are accounted for under the equity method. The delayed equity contributions for these investments are unconditional and legally binding and therefore, have been recognized as a liability. LIHTC investments are reviewed for OTTI, which if identified, is recorded as a net investment loss.

See Note 4 for additional discussion on derivatives.

Evaluating Investments for an OTTI The Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

Beginning in 2009, with respect to AFS debt securities, the Company considers, amongst other criteria, whether it has the intent to sell a particular impaired AFS debt security. The assessment of the Company’s intent to sell a particular AFS debt security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, subsequent changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company’s need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on a security where the fair value is less than the amortized cost at the reporting date, the security will be deemed other-than-temporarily impaired in the period that the

2010 Consolidated GAAP Financial Statements	Page 7

(In Thousands)

sale decision was made and an OTTI loss for the entire difference between the fair value and the amortized cost will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of its amortized cost. In such instances, the AFS debt security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss for the entire difference between the fair value and the amortized cost will be recorded in earnings. If the Company does not have the intent to sell and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, the Company evaluates the security for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investment. If the Company concludes that the impairment is other than temporary, the Company estimates the present value of the expected future cash flows to be received from the security. If the present value of the expected future cash flows to be received is less than the amortized cost, the security will be deemed other-than-temporarily impaired in the period that such present value of the expected future cash flows falls below amortized cost and this difference, referred to as the credit loss, will be recognized in earnings. Any remaining difference between the present value of the expected future cash flows to be received and the estimated fair value of the security will be recognized as a separate component of other comprehensive loss and is referred to as the non-credit loss. For AFS debt securities for which an OTTI was recognized in earnings, the decision as to whether or not the difference between the new amortized cost basis and the cash flows expected to be collected should be accreted as interest income is done on a security by security basis. Prior to January 1, 2009 the Company’s assessment of OTTI for AFS debt securities was performed in the manner described below for equity securities.

With respect to equity securities and AFS debt securities prior to 2009, the Company regularly evaluated the carrying value and adjusted the recorded value for impairments considered other-than-temporary. Factors considered in determining whether a decline in fair value was other-than-temporary included the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery. A decline in a security’s fair value that was deemed to be other-than-temporary was reported in income as a realized capital loss and an appropriate reduction in the cost basis of the security was recognized. When the fair value of securities was below amortized cost and there were negative changes in estimated future cash flows, the securities were deemed other-than-temporarily impaired and realized loss was recognized in net income. The discount created by the impairment loss was amortized into investment income over the remaining term of the security based on expected future cash flows.

Net investment gains/(losses) on sales are generally computed using the specific identification method and are included in income on the trade date and net of amortization of deferred acquisition costs. Unrealized capital gains/(losses) on investments, and adjustments to deferred acquisition costs and unearned revenue, net of applicable taxes, are accounted for as a separate component of other comprehensive income.

DERIVATIVE FINANCIAL INSTRUMENTS The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value and reported in other invested assets. Derivatives with a positive fair value are reported in other invested assets. Derivatives with a negative fair value are reported in other liabilities. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting. To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged to qualify for hedge accounting. The hedging relationship is considered highly

Page 8	The Penn Mutual Life Insurance Company

(In Thousands)

effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis. The Company does not engage in derivative financial instrument transactions for speculative purposes.

Interest rate swaps and interest rate futures are used to manage risk from interest rate fluctuations.

For a fair value hedge, the gain or loss on the hedging instrument is recognized in current earnings. The carrying value of the hedged items is adjusted by the change in fair value and is also recognized in current earnings. The Company’s fair value hedges are primarily hedges of available-for-sale fixed maturity securities.

At termination, the cost bases of the hedged assets are adjusted prospectively by the amount of change in fair value of the hedged assets, unless the hedged assets are subject to retrospective accounting. The adjustment to the hedged assets will be amortized through investment income over the remaining life of the bond.

For a cash flow hedge, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings, but are reported as other comprehensive income. To the extent these derivatives are not effective, changes in their fair values are included in earnings as a net investment gain/loss.

For cash flow hedges, when hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the gain/(loss) that was accumulated in other comprehensive income will be recognized immediately as a realized capital gain/(loss). The derivative will continue to be carried on the balance sheet at its fair value with subsequent changes in fair value recorded as a realized capital gain/(loss). When hedge accounting is discontinued because the hedge is terminated, the accumulated gain/(loss) remains in other comprehensive income until the forecasted transaction is no longer probable. At that time, the accumulated gain or loss will be amortized as a realized capital gain/(loss) over the remaining life of the derivative contract.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires, is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, or (iv) it is probable that the forecasted transaction will not occur.

The Company utilizes interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the Company’s annuity product portfolio. These derivatives do not qualify for hedge accounting. The change in fair value of these derivatives is recognized as a net investment gain/(loss).

Interest rate caps and credit default swaps are carried at fair value and do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in net investment gains/(losses) in the period of change.

Additional disclosures related to derivative instruments and hedging activities are included in Note 4.

The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 8.

DEFERRED ACQUISITION COSTS The costs of acquiring new and sustaining renewal business and certain costs of issuing policies that vary with and are directly related to the production of new and renewal

2010 Consolidated GAAP Financial Statements	Page 9

(In Thousands)

business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

DAC related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to estimated gross profits arising principally from interest margins, mortality margins, expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. DAC related to certain term business are amortized in proportion to premium revenue.

Each year, a formal review of the assumptions underlying the expected gross profits are analyzed and updated as necessary.

DAC is reviewed annually to determine whether such costs are recoverable based upon future estimated gross profits. The Company has evaluated all DAC balances and concluded these amounts are recoverable at December 31, 2010 and 2009, respectively. Certain costs and expenses reported in the Consolidated Statements of Income are net of amounts deferred.

GOODWILL AND INTANGIBLE ASSETS Goodwill and other intangibles with an indefinite useful life are not amortized. All goodwill and indefinite life intangible assets are required to be tested for impairment at least annually. An intangible asset with a finite life is amortized over its useful life. Intangibles with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable.

The Company had goodwill of $50,026 as of December 31, 2010 and 2009. No impairment of goodwill was recognized during 2010, 2009, or 2008.

The Company had intangible assets with a gross carrying amount of $8,700 and $8,700 and accumulated amortization of $6,817 and $6,149 as of December 31, 2010 and 2009, respectively. The aggregate amortization expense related to these intangible assets was $668, $912 and $1,316 in 2010, 2009, and 2008, respectively. Estimated annual amortization expense is:

Years ending December 31,	Amortization Expense

2011	$479
2012	374
2013	290
2014	206
2015	172

OTHER Other assets primarily consist of property and equipment, leasehold improvements, computer equipment, and packaged software, which are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is determined using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life or three years. Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. At December 31, 2010 and 2009, these assets had a gross carrying amount of $175,313 and $179,008, respectively and accumulated depreciation and amortization was $147,696 and $151,073 at December 31, 2010 and 2009, respectively. Related depreciation and amortization expense was $ 9,731, $10,252, and $9,171 for the years ended December 31, 2010, 2009, and 2008, respectively.

Page 10	The Penn Mutual Life Insurance Company

(In Thousands)

Also included in Other assets are sales inducements. The Company has deferred annuity policies in-force that contain sales inducements. See Note 7 for additional discussion of sales inducements.

RESERVES FOR FUTURE POLICY BENEFITS Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products; excess death benefit liabilities associated with individual deferred annuities and universal life contracts with secondary guarantees; and excess interest credits from indexed universal life contracts. These liabilities are established in amounts adequate to meet the estimated future obligations of the policies in-force. For additional details about these indexed universal life contracts, see Note 5.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on the Company’s actual experience projected at the time of policy issue with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%.

OTHER POLICYHOLDER FUNDS Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative, mortality and expense charges. The liability for universal life products is also reduced by mortality charges.

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.5%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefits paid to policyholders and beneficiaries.

POLICYHOLDERS’ DIVIDENDS PAYABLE The Company’s liability for policyholders’ dividends represents its dividends payable to policyholders. As of December 31, 2010 and 2009, participating insurance expressed, as a percentage of insurance in-force is 91% and 94%, respectively, and as a percentage of premium income is 29% and 19%, respectively. The Board of Trustees approves the amount of Policyholders’ dividends to be paid annually. The aggregate amount of policyholders’ dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management’s judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2010 and 2009.

BROKER/DEALER RECEIVABLES AND PAYABLES Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES The Company has separate account assets and liabilities representing segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The separate accounts have varying investment objectives.

At December 31, 2010 and 2009, all separate account assets are stated at the fair value of the underlying assets, which are primarily mutual funds. The value of the assets in the Separate Accounts reflects the actual

2010 Consolidated GAAP Financial Statements	Page 11

(In Thousands)

investment performance of the respective accounts and is not guaranteed by the Company. The liability at December 31, 2010 and 2009 represents the policyholders’ interest in the account and includes accumulated net investment income and realized and unrealized capital gains/(losses) on the assets, which generally reflects fair value. The investment income and net investment gains/(losses) from separate account assets accrue to the policyholders and are not included in the Consolidated Statements of Income. Mortality, policy administration and surrender charges assessed against the accounts are included in Policy fee income in the accompanying Consolidated Statements of Income. Asset management fees charged to the accounts are included in Other income in the accompanying Consolidated Statements of Income.

In 2008, the Company invested $31,000 of Seed Money for the establishment of 13 new funds in Penn Series Funds, Inc. The Seed Money is classified as an equity security, with unrealized capital gains/(losses) reported in other comprehensive income, net of deferred taxes and related adjustments. Dividends earned by the funds are credited to income on their ex-dividend dates. Seed money of $9,873 was invested in one fund and seed money of $28,588 was invested in seven funds as of December 31, 2010 and 2009, respectively.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”) and GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”). See Note 8 for a discussion of the Company’s obligation regarding these product features.

RECOGNITION OF INCOME AND RELATED EXPENSES Premiums from traditional participating life insurance policies, term life policies, annuity policies with life contingencies and group life contracts are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of deferred acquisition costs.

Amounts received under universal life-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration, and surrender charges, and are included as policy fee income in the Consolidated Statements of Income. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio.

Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC costs. Policy benefits and claims that are charges to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balances are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Uncertain tax positions (“UTP”) are established when the merits of a tax position are evaluated against certain measurement and recognition tests. UTP changes are reflected as a component of income taxes.

Page 12	The Penn Mutual Life Insurance Company

(In Thousands)

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. The consolidated tax liability is allocated among the members of the group in accordance with a tax sharing agreement. The tax sharing agreement provides that the tax liability for each member of the group is calculated on a separate company basis.

REINSURANCE In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.

Reinsurance does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the risk transfer of its reinsurance contracts and the financial strength of potential reinsurers. The Company regularly monitors the financial condition and ratings of its existing reinsurers to ensure that amounts due from reinsurers are collectible.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets in Amounts recoverable from reinsurers. Estimated reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. See Note 10.

BENEFIT PLANS The Company follows guidance which requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and post retirement plans as an asset or liability in its consolidated balance sheet and to recognize changes in that funded status through comprehensive income in the year in which the changes occur. See Note 12.

CONTINGENCIES Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. See Note 13.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS Effective January 1, 2010, the consolidation of variable interest entities (“VIEs”) is required when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The Company invests in fixed maturity securities that are considered to be VIEs, such as mortgage-backed securities and asset-backed securities. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs, as applicable. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.

For additional details about these investments, see Note 3.

Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company’s interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to alternative assets held by the Company.

Effective December 31, 2009, the Company adopted the updated disclosure requirements for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The latter provides additional

2010 Consolidated GAAP Financial Statements	Page 13

(In Thousands)

guidance on how companies should estimate the fair value of certain alternative investments, such as hedge funds, private equity funds, and venture capital funds. Since the Company follows an equity method of accounting for these investments, only the additional disclosure requirements applied.

In June 2009, the FASB approved FASB Accounting Standards Codification. This standard identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements that are presented in conformity with U.S. GAAP. It establishes the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. Codification does not create new accounting and reporting guidance rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the Codification carries an equal level of authority. Relevant portions of authoritative content, issued by the SEC, for SEC registrants, have been included in the Codification. After the effective date, all nongrandfathered, non-SEC accounting literature not included in the Codification is superseded and deemed nonauthoritative. Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009.

Effective January 1, 2009, the Company adopted new guidance relating to fair value measurement which provides guidance on (1) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities and (2) identifying transactions that are not orderly. The adoption of this guidance did not have an impact on the Company’s Consolidated Financial Statements. Additionally, the Company has provided all of the material required disclosures in its Consolidated Financial Statements.

Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The adoption of this guidance did not have an impact on the Company’s Consolidated Financial Statements. The Company has provided all of the material required disclosures in its Consolidated Financial Statements.

Effective January 1, 2009, the Company adopted guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. This guidance also requires disclosure of the date through which management has evaluated subsequent events and the basis for that date. The adoption of this guidance did not have an impact on the Company’s Consolidated Financial Statements. The Company has provided all of the material required disclosures in its Consolidated Financial Statements.

Effective January 1, 2009, the Company adopted new guidance on the recognition and presentation of other-than-temporary impairments. This guidance amends the recognition guidance for determining whether an other-than-temporary impairment exists for debt securities, changes the presentation of OTTI for debt securities and requires additional disclosures for OTTI on debt and equity securities in interim and annual financial statements. It requires that an OTTI be recognized in earnings for a debt security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the debt security’s amortized cost and its fair value only when either (1) the Company has the intent to sell the debt security or (2) it is more likely than not that the Company will be required to sell the debt security before recovery of the decline in fair value below amortized cost. If neither of these two conditions exists, the Company evaluates the security for impairment considered other-than-temporary. For securities with impairments deemed to be other-than-temporary, the difference between the amortized cost basis of the debt security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings (“credit loss”). If fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors (“non-credit loss”) is recorded as other comprehensive income (loss). When an unrealized loss on a debt security is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. There was no change for equity securities

Page 14	The Penn Mutual Life Insurance Company

(In Thousands)

which, when an OTTI occurred, continue to be impaired for the entire difference between the equity security’s cost or amortized cost and its fair value with a corresponding charge to earnings.

Prior to the adoption of this new guidance, the Company recognized in earnings an OTTI for a debt security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the debt security for a period of time sufficient to allow for a recovery of fair value to the security’s amortized cost basis. Also prior to this guidance, the entire difference between the debt security’s amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

The Company’s cumulative effect adjustment of adopting the OTTI guidance was an increase of $7,108 to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the non-credit loss portion of previously recognized OTTI losses on debt securities held at January 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of debt securities of $7,108, net of deferred income taxes of $2,488, resulting in the net cumulative effect adjustment of $4,620. The increase in amortized cost basis of debt securities of $7,108 by sector was as follows: $3,753 in asset-backed securities, $1,072 in U.S. corporate securities, $1,996 in residential mortgage-backed securities, and $288 in commercial mortgage-backed securities.

The enhanced financial statement presentation of the total OTTI loss and the offset for the portion of non credit OTTI loss recognized in other comprehensive income (loss) is presented in the Consolidated Statements of Income and Policyholders’ Equity. The enhanced disclosures are included in Note 3.

Effective December 31, 2008, the Company adopted guidance on disclosures regarding the Company’s defined benefit and postretirement benefit plan assets. The adoption of this guidance did not have an impact on the Company’s Consolidated Financial Statements. The Company has provided all of the material required disclosures in its Consolidated Financial Statements.

Effective January 1, 2008, the Company adopted guidance that permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A Company should report unrealized capital gains/(losses) on items for which the fair value option has been elected in earnings. This guidance also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. It is effective for fiscal years beginning after November 15, 2007. Though the Company has elected not to adopt the Fair Value Option for financial instruments held at January 1, 2008, the Company still has the option to elect the Fair Value Option on new assets and liabilities in the future.

Effective January 1, 2008, the Company adopted new guidance that defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. This guidance does not require any new fair value measurements, but its application could change current practices in determining fair value. The guidance is to be applied prospectively with certain exceptions. It is effective for fiscal years beginning after November 15, 2007. The Company’s implementation of the guidance resulted in a $9,500 pre-tax investment gain for the year ended December 31, 2008.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS Effective in 2011 is guidance that clarifies when consolidation is required for insurance entities that hold a controlling interest in an investment fund either partially or completely through separate accounts. The Company is in the process of determining the impact of this guidance.

Effective for 2011, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio. The Company is in the process of evaluating the impact of this guidance.

Effective for 2012, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful

2010 Consolidated GAAP Financial Statements	Page 15

(In Thousands)

acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising. The Company is in the process of evaluating the potential financial impact to the financial statements.

Note 3. INVESTMENTS

AFS DEBT SECURITIES AFS securities are carried at fair value. Amortized cost is net of cumulative writedowns determined by management to be other than temporary declines in value of $55,864 and $54,624 as of December 31, 2010 and 2009, respectively. The distribution of unrealized capital gains/(losses) on investments in AFS debt securities at December 31, 2010 and 2009 is presented below.

		Gross Unrealized Capital
	Amortized Cost	Gains	Losses	Non-credit Losses	Estimated Fair Value

December 31, 2010:
U.S Treasury/Agency and
Non-U.S.government securities	$352,199	$4,076	$19,166	$-	$337,109
States and political subdivisions	1,037,656	6,794	18,403	-	1,026,047
Corporate securities	2,965,804	304,152	20,103	65	3,249,788
Residential mortgage backed securities	1,042,347	27,501	287	2,545	1,067,016
Commercial mortgage backed securities	1,237,437	84,222	1,201	889	1,319,569
Asset-backed securities	229,167	1,339	2,596	4,179	223,731
Redeemable preferred stocks	32,106	1,720	231	-	33,595

Total AFS securities	$6,896,716	$429,804	$61,987	$7,678	$7,256,855

December 31, 2009:
U.S Treasury/Agency and Non-U.S. government securities	$202,115	$1,066	$3,848	$-	$199,333
States and political subdivisions	532,065	1,351	13,662	-	519,754
Corporate securities	2,718,285	213,035	40,777	157	2,890,386
Residential mortgage backed securities	912,672	26,325	2,652	14,924	921,421
Commercial mortgage backed securities	1,350,162	22,519	61,014	854	1,310,813
Asset-backed securities	215,876	1,619	8,902	10,942	197,651
Redeemable preferred stocks	43,881	-	4,184	-	39,697

Total AFS securities	$5,975,056	$265,915	$135,039	$26,877	$6,079,055

U.S. Treasury/agency and non-U.S. government securities include $9,211 and $12,833 as of December 31, 2010 and 2009, respectively, of estimated fair value in securities that are pledged as collateral for futures contracts.

Page 16	The Penn Mutual Life Insurance Company

(In Thousands)

The amortized cost and estimated fair value of AFS securities as of December 31, 2010 and 2009 by contractual maturity is presented below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2010		2009
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in one year or less	$78,878	$80,451	$95,291	$97,200
Due after one year through five years	710,350	756,751	500,403	535,653
Due after five years through ten years	885,418	993,836	1,036,450	1,109,606
Due after ten years	2,681,013	2,781,905	1,820,321	1,867,014
Residential mortgage backed securities	1,042,347	1,067,016	912,672	921,421
Commercial mortgage backed securities	1,237,437	1,319,570	1,350,1622	1,310,8133
Asset-backed securities	229,167	223,731	215,876	197,651
Redeemable preferred stocks	32,106	33,595	43,881	39,697

Total	$6,896,716	$7,256,855	$5,975,056	$6,079,055

Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is estimated at 4.05 years.

Residential mortgage backed securities (MBS), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 98.1% are of high credit quality. Securities totaling $2,006,129 are rated AAA and include $826 of interest-only tranches.

At December 31, 2010, the largest industry concentration of the Company’s portfolio was investments in electric utilities of $472,268 representing 6.51% of the total AFS portfolio.

Proceeds during 2010, 2009, and 2008 from sales of AFS securities were $840,189, $657,638, and $1,357,470, respectively. The gross gains realized on those sales were $36,410, $25,902, and $20,766 and the gross losses realized on those sales were $9,620, $19,656, and $13,052 during 2010, 2009, and 2008, respectively. During 2010, 2009, and 2008, the Company recognized investment losses of $14,655, $27,515, and $42,465, respectively, related to impairment of AFS securities.

The Company’s investment portfolio of AFS securities is predominantly comprised of investment grade securities. At December 31, 2010 and 2009, AFS securities with fair value totaling $198,597 and $194,682, respectively, were less than investment grade. At December 31, 2010 and 2009, there was one security totaling $490 and three securities totaling $1,920 to be restructured pursuant to commenced negotiations, respectively.

The Company accrues interest income on debt securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms.

Management has determined that the unrealized capital losses on the Company’s investments in equity and debt securities at December 31, 2010 are temporary in nature. For further discussion on how the Company evaluates the impairment of debt and equity securities, see Note 2.

2010 Consolidated GAAP Financial Statements	Page 17

(In Thousands)

Credit Loss Rollforward – Rollforward of the Cumulative Credit Loss Component of OTTI Loss Recognized in Earnings on Fixed Maturity Securities Still Held for Which a Portion of the OTTI Loss was Recognized in Other Comprehensive Loss

As of December 31,	2010	2009

Balance, beginning of period	$24,756	$-
Credit loss remaining in retained earnings related to adoption of new authoritative guidance on January 1, 2009	-	8,184
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,303)	(1,055)
Credit loss impairments previously recognized on securities impaired to fair value during the period	-	(2,596)
Credit loss impairment recognized in the current period on securities not previously impaired	5,261	16,015
Additional credit loss impairments recognized in the current period on securities previously impaired	5,739	4,208

Balance, end of period	$34,453	$24,756

The following tables present the gross unrealized capital losses and fair values for AFS securities with unrealized capital losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized capital loss position, at December 31, 2010 and 2009, respectively:

	Less than 12 months		Greater than 12 Months		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses

December 31, 2010:
U.S Treasury/Agency and non-U.S. government Securities	$226,394	$19,166	$-	$-	$226,394	$19,166
States and political Subdivisions	605,919	18,082	8,054	321	613,973	18,403
Corporate securities	321,598	11,958	62,708	8,210	384,306	20,168
Residential MBS	88,931	1,378	44,734	1,454	133,665	2,832
Commercial MBS	2,824	129	22,829	1,961	25,653	2,090
Asset-backed securities	76,172	1,279	77,483	5,496	153,655	6,775
Redeemable preferred stocks	74	1	12,645	230	12,719	231

Total AFS securities	$1,321,912	$51,993	$228,453	$17,672	$1,550,365	$69,665

Page 18	The Penn Mutual Life Insurance Company

(In Thousands)

	Less than 12 months		12 Months or longer		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses

December 31, 2009:
U.S Treasury/Agency and non-U.S. government securities	$151,069	$3,847	$249	$1	$151,318	$3,848
States and political subdivisions	399,739	13,608	11,046	54	410,785	13,662
Corporate securities	218,516	6,091	275,410	34,843	493,926	40,934
Residential MBS	30,478	967	385,065	16,609	415,543	17,576
Commercial MBS	97,446	1,962	496,026	59,906	593,472	61,868
Asset-backed securities	7,587	3,316	168,109	16,528	175,696	19,844
Redeemable preferred stocks	-	-	39,627	4,184	39,627	4,184

Total AFS securities	$904,835	$29,791	$1,375,532	$132,125	$2,280,367	$161,916

AFS securities that were in an unrealized capital loss position less than twelve months at December 31, 2010, totaled 75% of the Company’s total AFS securities’ unrealized capital loss, and securities in an unrealized capital loss position greater than twelve months totaled 25% of the Company’s total AFS securities unrealized capital loss. Of the total amount of securities unrealized capital losses, $56,530 or 81% is related to unrealized capital losses on investment grade securities. Investment grade is defined as a security having a designation from the National Association of Insurance Commissioners (“NAIC”) of 1 or 2; a rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available. Unrealized capital losses on AFS securities with a rating below investment grade represent $13,134 or 19% of the Company’s total AFS securities unrealized capital losses. The decrease in the number of securities with fair values below amortized cost and in the amount of unrealized capital losses is related to the fundamental improvement of the overall economy and the corresponding tightening of spreads and improvement in liquidity conditions.

U.S. Treasury/Agency and Non-U.S. Government Securities Unrealized capital losses on the Company’s investments in U.S. Treasury/Agency and Non-U.S. government securities were $19,166 or 28% of the total unrealized capital losses for debt securities. These were spread over seven securities and the decline in value was caused by interest rate increases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. and foreign governments.

Corporate Securities Unrealized capital losses on corporate securities were $20,168 or 29% of the total unrealized capital losses for debt securities. The amount of unrealized capital losses on the Company’s investment in corporate securities is spread over 91 individual securities with varying interest rates and maturities. Unrealized capital losses for Corporate securities with a fair value below 80% of the security’s amortized cost totaled $3,899 or 19% of the total unrealized capital losses for corporate securities. Corporate spreads tightened significantly due to an improvement in overall economic conditions and an accompanying improvement in capital markets liquidity and corporate fundamentals. The capital losses were spread across all industry sectors. The largest sector with unrealized capital losses on securities with a fair value below 80% of the security’s amortized cost was banking.

States and Political Subdivisions Unrealized losses on the Company’s investments in states and political subdivisions were $18,402 or 26% of the Company’s unrealized losses for debt securities. These were spread over 159 securities and the decline in value was caused by the combination of rising treasury yields and rising taxable muni spreads relative to treasuries. Additionally, significant issuances in the taxable municipals market during the fourth quarter of 2010 also contributed to the spread widening.

2010 Consolidated GAAP Financial Statements	Page 19

(In Thousands)

Residential and Commercial Mortgage-Backed Securities Unrealized capital losses on mortgage-backed securities were $4,922 or 7% of the total unrealized capital losses for debt securities. The amount of unrealized capital losses on the Company’s investment in mortgage-backed securities was due to elevated risk premium in the market and lower than expected collateral performance, which management believes is recoverable. These losses were spread across approximately 14 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $2,054 or 42% of total unrealized capital losses on mortgage-backed securities. All of the holdings are investment grade and management believes the collateral is sufficient to recover amortized cost. The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows.

Asset-Backed Securities Unrealized capital losses on asset-backed securities were $6,775 or 10% of the total unrealized capital losses for debt securities. The unrealized capital losses on these investments are largely related to the relative liquidity in the marketplace for these types of securities. These capital losses are spread across approximately 19 securities. The Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 80% of the security’s amortized cost represented $3,033 or 45% of the total unrealized capital losses for asset-backed securities.

The following table sets forth the reclassification adjustment which identifies those items in comprehensive income that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

Reclassification Adjustments	2010	2009	2008

Unrealized capital holding gains/(losses) arising during period, net of taxes	$131,802	$312,964	$(348,285)
Reclassification adjustment for losses included in net income	5,796	13,862	16,066

Unrealized capital gains/(losses) on investments, net of reclassification adjustment	$137,598	$326,826	$(332,219)

Reclassification adjustments reported in the above table for the years ended December 31, 2010, 2009, and 2008 are net of income tax benefits of $(3,121), $(7,465), and (8,651), respectively, and $(2,257), $(4,974), and $(3,986), respectively, relating to the effects of such amounts on DAC.

EQUITY SECURITIES During 2010, 2009, and 2008, the proceeds from sales of unaffiliated equity securities amounted to $1,161, $42, and $618, respectively, with no related realized gains on those sales. The gross losses realized on those sales were $101, $3, and $134, for 2010, 2009, and 2008, respectively.

Unaffiliated equity securities had gross unrealized capital losses of $4,597 and $5,088 as of December 31, 2010 and 2009, respectively.

During 2010, 2009, and 2008, the proceeds from sales of affiliated equity securities were $21,955, $400, and $4, respectively. Affiliated equity securities had gross unrealized capital gains of $1,652 as of December 31, 2010 and gross unrealized capital losses of $2,110 as of December 31, 2009.

Page 20	The Penn Mutual Life Insurance Company

(In Thousands)

ALTERNATIVE ASSETS  The following table presents the Company’s Alternative assets portfolio:

	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

December 31, 2010
Venture capital	$77,546	$42,915
Distressed	62,716	21,484
MBO	48,624	21,506
Real asset	30,715	22,600
Mezzanine	30,428	24,883
Infrastructure*	19,956	1,104	semi-annually	30 days
Global macro hedge	13,927	-	monthly	5 days
Fund of funds	3,817	1,161
Secondaries	4,392	3,947

Total Alternative Assets	$292,121	$139,600

*	Redemption option only applies to one infrastructure fund (FV = $8,114; Unfunded Commitment = $0)

The fair values are provided per the funds’ capital statements. Significant events that have occurred since the date the values were calculated have been reviewed but are deemed as not being significant. With exception of two open-ended investments within the portfolio, the Company’s interest cannot be redeemed. Instead, distributions from each fund are received through the liquidation of the underlying assets, which flow through the Consolidated Statements of Income.

Venture capital includes several venture capital funds that make investments in life science and information technology companies. The geographic focus is primarily U.S. with some focus in Canada. Venture capital funds exposure (unfunded commitments + fair value) is 28%, which is the largest for the Alternative assets portfolio.

Distressed includes several funds that invest in companies that are in financial distress and/or are undervalued due to discrete extraordinary events. Some of the funds within this category also invests in publicly traded and privately held securities, derivatives and other instruments, primarily in the mortgage, asset-backed, commercial mortgage-backed and related markets. Investments within this category are made on a global basis. Distressed asset funds exposure (unfunded commitments + fair value) is 20% of the Alternative assets portfolio.

MBO includes several lower middle market management buyout funds (“MBO”) that take controlling positions and work with management to create value. These MBO funds concentrate on the following industries: consumer, healthcare, media, manufacturing and industrial services. The geographic focus is primarily U.S. with some exposure in Europe. MBO asset funds exposure (unfunded commitments + fair value) is 16% of the Alternative assets portfolio.

Real asset includes investments that focus on energy, timber and real estate. The energy funds concentrate on the acquisition and exploration of oil and gas production in North America. They also consider investments in gathering and processing, energy service and other energy related sector. The timber funds include primarily US timberland properties diversified by geography, age and species. The portfolio also includes one real estate fund that purchases participating and non-participating mezzanine loans, mortgages, preferred equity and related investments in smaller and mid size commercial real estate projects located throughout the United States. Real Asset funds exposure relative to the total Alternative asset portfolio for each of these sectors is 4% for energy, 7% for timber and less than 1% for real estate.

2010 Consolidated GAAP Financial Statements	Page 21

(In Thousands)

Mezzanine includes investments made in mezzanine securities and middle market companies involved in leveraged transactions. Many of the partnerships within this sector consider an array of investment opportunities but there is some concentration on media companies. The geographic focus is primarily North America and Europe. Mezzanine exposure (unfunded commitments + fair value) is 13% of the Alternative asset portfolio.

Infrastructure includes three funds. Some of the assets include toll roads, bridges, pipelines, airports, communication assets and water-waste related assets. One of the funds is open-ended and therefore can be redeemed. Any repurchase of the Company’s interest completed within four years after the final drawdown date is made at 94% of Offering NAV per interest. After four years, repurchase is made at 100% of NAV per interest. Infrastructure exposure (unfunded commitments + fair value) is 5% of the Alternative asset portfolio.

Global macro hedge includes a global macro hedge fund in which the Company invests in Class B shares of common stock. The investment strategy is an opportunistic style with the flexibility to establish long, short, or spread positions within the following areas: currency, credit market, credit market spreads, emerging markets, and the equity and copper markets. A shareholder may redeem shares as of the close of business on the last trading day of any upcoming month provided that prior written notice is received by the administrator on the fifth business day prior to the relevant dealing day. Shares are redeemed at the net asset value of the Company as of the redemption date. Hedge fund exposure (unfunded commitments + fair value) is 3% of the Alternative asset portfolio.
Fund of funds primarily focuses on global investments in private equity, co-investments and secondary market purchases of interests in private equity funds. Fund of funds exposure (unfunded commitments + fair value) is 1% of the Alternative asset portfolio.

Secondaries includes two investments in secondaries. The primary purpose of the first investment is to acquire equity and equity-related securities in venture-backed companies and interests in venture capital investment funds. The firm is located in San Francisco and over 50% of its invested capital is in the Silicon Valley. The second investment considers opportunities on a global basis and across all sectors of the private equity market. The Fund invests its capital principally in LP Secondaries, Synthetic Secondaries and Alternative Investments. Secondary exposure (unfunded commitments + fair value) is 2% of the Alternative asset portfolio.

Net unrealized investment capital gains/(losses) on alternative assets that were classified as investment income aggregated $11,691, $(23,508), and $(20,281) for the years ended December 31, 2010, 2009, and 2008, respectively. Net unrealized investment capital losses classified as net investment losses were $(935), $(656), and $(505) for the years ended December 31, 2010, 2009, and 2008, respectively. The Company also recognized capital losses of $8 and $334 on closed partnerships in 2010 and 2009, respectively.

OTHER INVESTED ASSETS The components of other invested assets as of December 31, 2010 and 2009 were as follows:

	2010	2009

Derivatives	$2,462	$157,187
Low income housing tax credits	49,653	-
Annuity contract	48,888	47,485
Other	2,690	3,344

Total other invested assets	$103,693	$208,016

Refer to Note 4 for discussion on Derivatives.

The Company invests in LIHTC investments, which generate tax credits for investing in affordable housing projects. Investors in entities operating qualified affordable housing projects receive tax benefits in the form

Page 22	The Penn Mutual Life Insurance Company

(In Thousands)

of tax deductions from operating losses and tax credits. The Company has unexpired tax credits relating to these investments with remaining lives ranging between 12-13 years and required holding periods for its LIHTC investments between 16-17 years.

The Company has no LIHTC properties under regulatory review at December 31, 2010. Impairment is determined by comparing the book value of the investment with the present value of future tax benefits. The investment is written down if the book value is higher than the present value and the write-down is accounted for as a realized loss. There were no impairments for 2010. There were no write-downs due to forfeiture of ineligibility.

RESTRICTED ASSETS AND SPECIAL DEPOSITS Assets of $7,247 and $7,233 at December 31, 2010 and 2009, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included within invested assets in the accompanying Consolidated Balance Sheets.

NET INVESTMENT INCOME The components of net investment income are summarized as follows:

YEARS ENDED DECEMBER 31,	2010	2009	2008

AFS securities	$356,348	$339,825	$352,572
Equity securities	—	1	107
Policy loans	37,664	37,971	36,507
Short-term investments	342	673	2,022
Alternative Assets	27,048	(19,869)	(6,382)
Other invested assets	7,821	18,548	12,530
Other investment income	94	888	543

Gross investment income	429,317	378,037	397,899

Less: Investment expense	9,510	8,493	9,139

Net investment income	$419,807	$369,544	$388,760

NET INVESTMENT Gains/(Losses) The components of net investment losses on investments were as follows:

YEARS ENDED DECEMBER 31,	2010	2009	2008

AFS securities	$13,469	$(22,123)	$(34,743)
Trading securities	13,366	19,012	19,350
Equity securities and short-term investments	1,486	64	(265)
Alternative assets, other invested assets, and equity hedging	(1,258)	(21,815)	12,801
Amortization of deferred acquisition costs	(4,677)	3,110	5,428
Deferred compensation plans and other assets	5,202	7,962	(18,435)

Net investment gains/(losses)	$27,588	$(13,790)	$(15,864)

Note 4. DERIVATIVES

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

2010 Consolidated GAAP Financial Statements	Page 23

(In Thousands)

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all Over-the-Counter (“OTC”) derivative contracts.

The following table presents the notional and fair values of derivative financial instruments. Fair values showing a gain are reported in Other invested assets. Fair values showing a loss are reported in Other liabilities.

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2010				2009

	Number	Notional Value	Gain	(Loss)	Number	Notional Value	Gain	(Loss)
Cash Flow Hedges: Interest rate swaps	2	$130,000	$1,861	$-	2	$380,000	$5,009	$-

Total designated and qualifying hedges	2	$130,000	$1,861	$-	2	$380,000	$5,009	$-

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2010				2009

	Number	Notional Value	Gain	(Loss)	Number	Notional Value	Gain	(Loss)
Interest rate futures	2,876	$ 348,764	$ -	$ (9,685)	907	$ 104,716	$ -	$(2,622)
Interest rate caps	2	200,000	600	-	2	200,000	2,068	-
Credit default swaps	2	9,000	-	(797)	3	14,000	-	(721)
Equity future	3,323	221,696	-	(4,693)	4,277	220,092	-	(271)
Equity options	-	-	-	-	20	827,473	147,453	-

Total not designated and not qualifying as hedges	6,203	$ 779,460	$ 600	$ (15,175)	5,209	$ 1,366,281	$ 149,521	$ (3,614)

The following table presents the components of OCI, before income tax, related to cash flow hedges:

YEARS ENDED DECEMBER 31,	2010	2009

Other comprehensive income, beginning of period	$5,434	$21,886
Losses deferred in OCI on the effective portion of cash flow hedges	(911)	(13,934)
Amounts reclassified to net investment gains	(505)	(2,518)

Other comprehensive income, end of period	$4,018	$5,434

Page 24	The Penn Mutual Life Insurance Company

(In Thousands)

The OCI offset is reported within net investment income on the Consolidated Statements of Income.

The impact of derivative instruments reported on the Consolidated Statements of Income in net investment gains/(losses) is reported in the tables below:

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2010		2009

	Net Investment Income	Net Investment Gains/(Losses)	Net Investment Income	Net Investment Gains/(Losses)
Fair Value Hedges:
Interest rate futures	$-	$-	$-	$(1,366)
Cash Flow Hedges:
Interest rate swaps	6,916	743	17,342	2,371

Total qualifying hedges	$6,916	$743	$17,342	$1,005

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2010		2009

	Net Investment Income	Net Investment Gains/(Losses)	Net Investment Income	Net Investment Gains/(Losses)
Interest rate futures	$—	$1,901	$—	$(12,317)
Interest rate caps	—	(1,467)	—	1,350
Credit default swaps	(376)	424	(481)	(1,363)
Equity futures	—	(40,923)	—	1,123
Equity options	—	30,423	—	(81,249)

Total nonqualifying hedges	$ (376)	$(9,642)	$ (481)	$ (92,456)

Derivative Instruments Designated and Qualifying as Cash Flow Hedges

The Company has entered into interest rate swaps that qualify for hedge accounting. These have been designated as cash flow hedges of cashflows related to variable rate securities. These interest rate swaps are used to reduce market risks from changes in interest rates. The net receipts/payments from these interest rate swaps are recorded on the Company’s Consolidated Statements of Income as reported in the table above.

The Company’s cash flow hedges include hedges of floating rate securities. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excluded amounts relating to risks other than exposure to the benchmark interest rate. Derivative instruments used in cash flow hedges that meet the criteria of a highly effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability.

Two interest rate swaps with notional values totaling $380,000 that were designated and qualified as cash flow hedges matured in 2010.

During 2010, the Company entered into five interest rate swaps with notional values totaling $300,000 that were designated and qualified as cash flow hedges. Three of the swaps with notional values totaling $170,000 were closed during the year. Of the effective portion of the three cash flow hedges associated with these three swaps recorded in other comprehensive income, $80 was reclassified to net investment gains as

2010 Consolidated GAAP Financial Statements	Page 25

(In Thousands)

of December 31, 2010 and $1,098 is expected to be reclassified to net investment gains within the next 12 months. The remaining two swaps with notional values totaling $130,000 have terms of three years.

The effective portion of the cash flow hedges recorded in other comprehensive income was $4,018 and $5,009 at December 31, 2010 and 2009, respectively. The ineffective portion of the cash flow hedges recorded as a net investment gain/(loss) was $238 and $(147) as of December 31, 2010 and 2009, respectively.

The Company de-designated a $200,000 notional interest rate swap that had been designated as a three-year cash flow hedge of fixed income securities on September 16, 2008. Of the $2,943 that was recorded in OCI as of December 31, 2008, $425 and $2,518 was reclassified to net investment income as of December 31, 2010 and 2009, respectively.

During the years ending December 31, 2010, 2009, and 2008, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted.

Derivative Instruments Designated and Qualifying as Fair Value Hedges

For fair value hedges, changes in the fair value of derivatives are reported in a manner that is consistent with the hedged asset or liability.

In 2008 the Company entered into interest futures that qualified for hedge accounting. These were designated as fair value hedges of fixed income securities in the investment portfolio. The futures were used to hedge the risk of a decline in the fair value of corporate bond securities due to an increase in interest rates. The Company closed the futures in 2009 and recognized a realized capital gain of $1,660. For fair value hedges, all components of each derivative’s gain or loss were included in the assessment of hedge ineffectiveness. The Company recognized net investment (losses)/gains of $(1,366), and $1,365, in 2009 and 2008, respectively, related to the ineffectiveness of its fair value hedges.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company enters into interest rate caps, interest rate and equity futures, credit default swaps, forward contracts and put options that do not qualify for hedge accounting or for purposes other than hedging.

These instruments are carried at fair value. Instruments with a positive fair value are reported in Other invested assets. Instruments with a negative fair value are reported in Other liabilities. The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security resulting in bankruptcy or the failure to pay. The Company uses “to be announced” forward contracts to gain exposure to the investment risk and return of mortgage-backed securities.

The Company offers a variety of variable annuity programs with guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate the risk associated with these liabilities, the Company enters into interest and equity futures and put options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

During 2010, the Company closed one credit default swap with a notional value of $5,000 and recognized a realized gain of $558 in net investment gains.

CREDIT RISK

The Company is exposed to credit related losses in the event of non-performance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the counterparty’s credit rating. Additionally, the agreements with the counterparties allow for contracts in a positive position to be offset by

Page 26	The Penn Mutual Life Insurance Company

(In Thousands)

contracts in a negative position. This right of offset, combined with the collateral obtained from counterparties, reduces the Company’s exposure. Cash with an estimated fair value of $1,850 and $109,340 were held at December 31, 2010 and 2009, respectively. The cash received is invested in an interest bearing money market fund and is reflected as a short-term investment. Cash of $510 is posted with a counterparty on a credit default swap position.

As of December 31, 2010 and 2009, the Company pledged collateral for futures contracts of $9,211 and $24,794, respectively. Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments.

During 2010, the Company took possession of cash and securities of $27,925 previously held as collateral related to derivatives with Lehman Brothers Holdings Inc., which declared bankruptcy in 2008. At December 31, 2010, the Company maintains a gross claim related to the derivatives of $14,610. In 2008, recoverability of the claim was determined to be 50%, therefore, an impairment of $7,415 was recognized as a realized capital loss.

Note 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE MEASUREMENT Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1	Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2	Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy.

Level 3	Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on the Company’s understanding of the market.

2010 Consolidated GAAP Financial Statements	Page 27

(In Thousands)

The determination of fair value, which for certain assets and liabilities is dependent on the application of estimates and assumptions, can have a significant impact on the Company’s results of operations. The following sections describe the key estimates and assumptions surrounding certain assets and liabilities, measured at fair value on a recurring basis, that could have a significant impact on the Company’s results of operations or involve the use of significant unobservable inputs.

AFS SECURITIES The fair values of the Company’s debt securities are generally based on quoted market prices or prices obtained from independent pricing services. In order to validate reasonability, prices are reviewed by internal investment professionals through comparison with directly observed recent market trades or comparison of all significant inputs used by the pricing service to the Company’s observations of those inputs in the market. Consistent with the fair value hierarchy described above, securities with quoted market prices or validated quotes from pricing services are generally reflected within Level 2. Inputs considered to be standard for valuations by the independent pricing service are: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and economic events. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy.

In circumstances where market data such as quoted market prices or vendor pricing is not available, internal estimates based on significant observable inputs are used to determine fair value. This category also includes fixed income securities priced internally. Inputs considered are: public debt, industrial comparables, underlying assets, credit ratings, yield curves, type of deal structure, collateral performance, loan characteristics and various indices. Also included in Level 2 are private placement securities. There are several private placement bonds that are priced externally. Inputs considered are: public corporate bond spreads, industry sectors, average life, internal ratings, security structure and yield curves. If the discounted cash flow model incorporates significant unobservable inputs, these securities would be reflected within Level 3 in the Company’s fair value hierarchy.

In circumstances where significant observable inputs are not available, estimated fair value is calculated internally by using unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset, and are therefore included in Level 3 in the Company’s fair value hierarchy. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security.

The Company’s Level 3 debt securities generally include certain public debt securities and distressed private debt securities priced internally based on observable and unobservable inputs. Under certain conditions, the Company may conclude pricing information received from third party pricing services is not reflective of market activity and may over-ride that information with an internally developed valuation. As of December 31, 2010 and 2009, such over-rides in aggregate were not material. Significant inputs used include: issue specific credit adjustments, material non-public financial information, management judgment, estimation of future earnings and cash flows, default rate assumptions and non-binding quotes from market makers. These inputs are usually considered unobservable, as not all market participants will have access to this data.

TRADING SECURITIES The fair values of most publicly traded securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. Level 2 securities include those not actively traded and priced based on similar assets traded in active markets and securities where the fair value is based on vendor prices. All other securities are priced as Level 3.

EQUITY SECURITIES Equity securities consist principally of investments in common and preferred stock of publicly traded companies, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly

Page 28	The Penn Mutual Life Insurance Company

(In Thousands)

available) are based on transaction prices of identical fund shares and are classified within Level 2 in the Company’s fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services and, in order to validate reasonability, are compared with recent market trades we have directly observed. Accordingly, these securities are classified within Level 2 in the Company’s fair value hierarchy.

SHORT-TERM INVESTMENTS Short-term investments consist of money market funds carried at Level 1 and short term debt securities carried at Level 2.

ALTERNATIVE ASSETS Alternative assets are primarily limited partnerships with investments in venture capital, management buy-out, mezzanine financing and fund of funds. Because no active market exists for these assets, the fair value is estimated by the general partner. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the valuation, the limited partnership investments have been reflected within Level 3 in the Company’s fair value hierarchy.

OTHER INVESTED ASSETS Derivatives with a positive fair value are recorded as Other invested assets. Derivatives with a negative fair value are recorded as Other liabilities. The fair values of derivative contracts are determined based on quoted prices in active exchanges or prices provided by counterparty utilizing valuation models. The fair values of derivative contracts can be affected by changes in interest rates, credit spreads, market volatility, expected returns and liquidity as well as other factors. In order to validate reasonability, prices are reviewed by internal investment professionals through comparison with directly observed recent market trades or comparison of all significant inputs used in broker quotes to the Company’s observations of those inputs in the market. Fair values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

The Company’s exchange traded futures include index futures. Exchange traded futures and exchange traded put options are valued using quoted prices in active markets and are classified within Level 1 in the Company’s fair value hierarchy. The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the Company’s fair value hierarchy. These investments include: interest rate swaps, interest rate caps and put options. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, broker-dealer quotations, third-party pricing vendors and/or recent trading activity.

SEPARATE ACCOUNT ASSETS Separate Account assets primarily consist of mutual funds. The fair value of mutual funds is based upon quoted prices in an active market, resulting in classification in Level 1.

VARIABLE ANNUITY LIVING BENEFIT RIDERS The Company’s liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including GMAB and GMWB. These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in net investment gains/(losses).

The fair values of the GMAB and GMWB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using appropriate rates that take into consideration the Company’s own risk of nonperformance. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rates and equity market assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed regularly, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy. During 2010,

2010 Consolidated GAAP Financial Statements	Page 29

(In Thousands)

the assumptions that were reviewed and updated included the nonperformance risk factor, the lapses rates, and the equities volatility assumption.

INDEXED UNIVERSAL LIFE CONTRACTS The Company’s liability for future policy benefits includes general account liabilities for interest credits indexed to the S&P 500 in excess of the guaranteed rates on indexed universal life contracts. These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in operating earnings.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the financial instruments carried at fair value as of December 31, 2010, by caption on the Consolidated Balance Sheet and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
AFS Securities:
U.S Treasury/Agency and non- U.S. government securities	$201,444	$135,664	$-	$337,108
States and political subdivisions	-	1,017,993	8,054	1,026,047
Corporate securities	-	3,249,548	240	3,249,788
Residential MBS	-	1,067,016	-	1,067,016
Commercial MBS	-	1,319,570	-	1,319,570
Asset-backed securities	-	223,731	-	223,731
Redeemable preferred stocks	-	21,633	11,962	33,595

Total AFS Securities	201,444	7,035,155	20,256	7,256,855
Trading securities	3,988	178,310	3,050	185,348
Equity securities	13,015	-	-	13,015
Short-term investments	27,102	-	-	27,102
Alternative assets	-	-	292,121	292,121
Other invested assets	-	2,462	-	2,462

Total investments	245,549	7,215,927	315,427	7,776,903
Separate account assets(1)	4,532,892	-	-	4,532,892

Total assets	$4,778,441	$7,215,927	$315,427	$12,309,795

Liabilities:
Derivatives	$(14,378)	$(797)	$-	$(15,175)
Future policy benefits	-	-	(51,310)	(51,310)
Securities sold not purchased	(15,517)	(3,543)	-	(19,060)

Total Liabilities	$(29,895)	$(4,340)	$(51,310)	$(85,545)

(1)	Separate account assets represent segregated funds that are invested for certain customers. Investment risk associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Balance Sheets.

Page 30	The Penn Mutual Life Insurance Company

(In Thousands)

The following table presents the financial instruments carried at fair value as of December 31, 2009, by caption on the Consolidated Balance Sheet and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
AFS Securities:
U.S Treasury/Agency and non-U.S. government securities	$173,070	$26,014	$-	$199,084
States and political subdivisions	-	508,708	11,046	519,754
Corporate securities	-	2,890,107	528	2,890,635
Residential MBS	-	921,421	-	921,421
Commercial MBS	-	1,310,813	-	1,310,813
Asset-backed securities	-	193,971	3,680	197,651
Redeemable preferred stocks	-	16,240	23,457	39,697

Total AFS Securities	173,070	5,867,274	38,711	6,079,055
Trading securities	5,269	85,046	4,050	94,365
Equity securities	31,239	-	-	31,239
Short-term investments	253,341	-	-	253,341
Alternative assets	-	-	266,219	266,219
Other invested assets	25,808	131,379	-	157,187

Total investments	488,727	6,083,699	308,980	6,881,406
Separate account assets(1)	3,761,147	-	-	3,761,147

Total assets	$4,249,874	$6,083,699	$308,980	$10,642,553

Liabilities:
Derivatives	$(5,550)	$(721)	$-	$(6,271)
Future policy benefits	-	-	(51,032)	(51,032)
Securities sold not purchased	(2,542)	(6,602)	-	(9,144)

Total Liabilities	$(8,092)	$(7,323)	$(51,032)	$(66,447)

(1)	Separate account assets represent segregated funds that are invested for certain customers. Investment risk associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Balance Sheets.

SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2 There were no significant transfers between Level 1 and Level 2.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS The tables below include a rollforward of the balance sheet amounts for the years ended December 31, 2010 and 2009 (including the change in fair value), for financial instruments classified by the Company within Level 3 of the valuation hierarchy. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. Also, the Company manages the risk of the observable components of Level 3 financial instruments using securities and derivative positions that are classified within Level 1 or 2 of the valuation hierarchy; as these Level 1 and Level 2 risk management instruments are not included below, the gains or losses in the tables do not reflect the effect of the Company’s risk management activities related to such Level 3 instruments.

2010 Consolidated GAAP Financial Statements	Page 31

(In Thousands)

	States and Political Sub- Divisions(1,3,4)	Corporate Securities(1,3,4)	Asset-Backed Securities(1,3,4)	Redeemable Preferred Stock(1,3,4)	Trading Securities	Alternative Assets(2)	Total Assets	Future Policy Benefit - Total Liabilities

Balance January 1, 2010	$11,046	$528	$3,680	$23,457	$4,050	$266,219	$308,980	$(51,032)
Transfers in
Transfers out			(3,680)				(3,680)
Total gains or losses (realized/unrealized) included in:
Income		70				11,684	11,754	(1,475)
OCI	(268)	(8)		281	23	(935)	(907)
Amortization/Accretion
Purchases, Sales
Purchases						45,580	45,580	1,197
Sales	(2,724)	(350)		(11,776)	(1,023)	(30,427)	(46,300)

Balance December 31, 2010	$8,054	$240	$-	$11,962	$3,050	$292,121	$315,427	$(51,310)

	States and Political Sub- Divisions(1,3,4)	Corporate Securities(1,3,4)	Asset-Backed Securities(1,3,4)	Redeemable Preferred Stock(1,3,4)	Trading Securities	Alternative Assets(2)	Total Assets	Future Policy Benefit - Total Liabilities

Balance January 1, 2009	$21,244	$2,368	$4,452	$45,192	$4,082	$265,718	$343,056	$(121,298)
Transfers in	-	-	3,680	-	-	-	3,680	-
Transfers out	-	-	(1,308)	-	-	-	(1,308)	-
Total gains or losses (realized/unrealized) included in:
Income	-	1,215	(4,628)	-	77	(23,765)	(27,101)	68,686
OCI	52	(1,090)	1,069	440	17	(656)	(168)	-
Amortization/Accretion	-	-	415	-	-	-	415	-
Purchases, Sales
Purchases	-	-	-	-	1,975	37,068	39,043	1,580
Sales	(10,250)	(1,965)	-	(22,175)	(2,101)	(12,146)	(48,637)	-

Balance December 31, 2009	$11,046	$528	$3,680	$23,457	$4,050	$266,219	$308,980	$(51,032)

(1)	Total gains/(losses) included in earnings are reported as net investment gains/(losses)
(2)	Total gains/(losses) included in earnings are reported as net investment income or net investment gains/(losses)
(3)	Amortization/accretion is reported as net investment income
(4)	Total gains/(losses) included in other comprehensive income are reported as net investment gains/(losses)

Page 32	The Penn Mutual Life Insurance Company

(In Thousands)

The AFS securities transferred into Level 3 in 2009 were the result of the pricing service being unable to provide pricing. The securities were priced internally. The AFS securities transferred out of Level 3 in 2010 and 2009 were the result of the pricing service now being able to provide pricing on specific securities.

Fair value for index credits in excess of guaranteed rates in indexed universal life contracts were transferred into Level 3 since fair value calculations rely on certain unobservable inputs, such as the Company’s experience assumptions.

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains/(losses) for Level 3 assets and liabilities still held at December 31, 2010:

	Trading Securities	Alternative Assets(2)	Total Assets	Future Policy Benefit - Total Liabilities

Net Investment Income	$-	$11,684	$11,684	$-
Net Investment Gains/(Losses)	23	(935)	(912)	7,025

Total	$23	$10,749	$10,772	$7,025

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains/(losses) for Level 3 assets and liabilities still held at December 31, 2009:

	Trading Securities	Alternative Assets(2)	Total Assets	Future Policy Benefit - Total Liabilities

Net Investment Income	$-	$(23,765)	$(23,765)	$—
Net Investment Gains/(Losses)	17	(656)	(639)	68,686

Total	$17	$(24,421)	$(24,404)	$68,686

FINANCIAL INSTRUMENTS FOR WHICH CARRYING VALUE APPROXIMATES FAIR VALUE Certain financial instruments that are not carried at fair value on the Consolidated Balance Sheets are carried at amounts that approximate fair value due to their short-term nature and generally negligible credit risk. These instruments include cash and short-term investments.

The methodology for determining the fair value for the Company’s financial instruments that are carried at fair value can be found earlier in this note. The fair values of the Company’s liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued.

The fair values of liabilities under all of the Company’s contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company’s investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company’s assets and liabilities.

2010 Consolidated GAAP Financial Statements	Page 33

(In Thousands)

The following table discloses the Company’s financial instruments where the carrying amounts and fair values may differ:

	2010		2009

	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Financial Assets:
AFS securities	$7,256,855	$7,256,855	$6,079,055	$6,079,055
Trading securities	185,348	185,348	94,365	94,365
Equity securities	13,015	13,015	31,239	31,239
Short Term investments	29,105	29,105	253,341	253,341
Alternative assets	292,121	292,121	266,219	266,219
Other invested assets	103,693	103,693	208,016	208,016
Cash	70,603	70,603	38,260	38,260
Separate account assets	4,532,892	4,532,892	3,761,147	3,761,147

Total financial assets	$12,483,632	$12,483,632	$10,731,642	$10,731,642

Financial Liabilities:
Investment-type contracts
Individual annuities	$1,549,164	$1,569,036	$1,443,723	$1,427,045
Other policyholder funds	218,839	218,839	224,683	224,683
Debt	388,628	388,628	196,979	196,979

Total policyholder funds	2,156,631	2,176,503	1,865,385	1,848,707
Separate account liabilities	4,532,892	4,532,523	3,761,147	3,761,147

Total financial liabilities	$6,689,523	$6,709,026	$5,626,532	$5,609,854

Note 6. SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC The Company maintains separate accounts, which are registered with the Securities Exchange Commission (“SEC”), for its individual variable life and annuity products with assets of $4,336,969 and $3,546,506 at December 31, 2010 and 2009, respectively. The assets for these separate accounts, which are carried at fair value, represent investments in shares of Penn Series Funds, Inc. and other non-proprietary funds.

Separate Accounts Not Registered with the SEC The Company also maintains separate accounts, which are not registered with the SEC, with assets of $205,796 and $214,641 at December 31, 2010 and 2009, respectively. While the product itself is not registered with the SEC, the underlying assets are comprised of SEC registered mutual funds. The assets in these separate accounts are carried at fair value.

Note 7. DAC AND SALES INDUCEMENTS

The following table illustrates the roll forward of the Company’s DAC balance:

YEARS ENDED DECEMBER 31,	2010	2009

Balance at beginning of year	$784,317	$897,044
Current year additions	222,533	158,407
Unrealized gains	(67,266)	(148,820)
Less: Amortized during year, net of interest and unlocking	120,982	122,314

Balance at end of year	$ 818,602	$ 784,317

Page 34	The Penn Mutual Life Insurance Company

(In Thousands)

Most of the Company’s DAC asset is amortized over the estimated life of the book of business at a constant rate based on the present value of the estimated gross profits expected to be realized. The present value of estimated gross profits is computed using an expected investment yield or interest crediting rate, projected mortality and lapse rates. As actual experience varies, the DAC asset is required to be written up or down as the Company “unlocks” the DAC assumptions and resets the assumptions based on more current information. For projecting investment returns that would be applied to determine future variable account value growth and the associated profit margins, the Company uses a common industry approach that is generally referred to as Reversion to the Mean (“RTM”).

In 2008, the Company concluded that the existing RTM methodology was producing near term growth rates that were significantly higher than management’s best estimate. As a result, the Company performed a fresh start, ignoring historic results and starting over on December 1, 2008 using an investment assumption that represents management’s best estimate. The financial result as of December 31, 2008 is additional DAC amortization of $11,200.

Sales Inducements

PML has deferred annuity policies in-force that contain sales inducements, which are capitalized and then amortized into income in the future. Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC.

Changes in sales inducements are as follows:

	2010	2009

Beginning balance	$46,750	$38,232
Additional amounts deferred	13,369	12,259
Less: Amortization	6,776	3,741

Ending balance	$53,343	$46,750

Note 8. GUARANTEED MINIMUM ANNUITY BENEFITS

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

RETURN OF PREMIUM provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net purchase payments”. This guarantee is a standard death benefit on all individual variable annuity products.

STEP-UP provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

RISING FLOOR provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values, net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2010	2009

Account value	$3,537,866	$2,786,491
Net amount at risk	144,932	228,505
GAAP Reserves	6,812	9,327

The reserve calculation uses a process that includes a stochastic modeling component. 200 scenarios are modeled during the process and the result is the creation of excess death benefits, which are cash payments due to death over and above the existing account value. A ratio of the present value of these excess benefits

2010 Consolidated GAAP Financial Statements	Page 35

(In Thousands)

to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company has variable annuity contracts that have GMAB and GMAB/GMWB Rider options. The GMAB provides for a return of principal at the end of a ten-year period. The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period. The benefit base is calculated as the maximum of principal times a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years. The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period. One version of this Rider has an inflation adjustment applied to the Guaranteed Withdrawal Amount. The following table summarizes the account values and reserves for the different benefit types as of December 31, 2010:

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves

GMAB	600	$3,155	$53,534	$56,689	$198
GMWB w/inflation	7,854	39,587	920,644	960,231	26,976
GMAB/WB	8,603	26,173	1,083,081	1,109,254	15,636

Total	17,057	$68,915	$2,057,259	$2,126,174	$42,810

The guaranteed living benefits are considered to be derivatives. For information on the fair value for these derivatives, see Note 5. Changes in these values are recorded in net investment gains/(losses).

Note 9. INCOME TAXES

The federal income tax expense is as follows:

Years Ended December 31,	2010	2009	2008

Current	$(37,416)	$2,344	$16,115
Deferred	65,872	733	6,431

Total federal income tax expense	$28,456	$3,077	$22,546

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

YEARS ENDED DECEMBER 31,	2010	2009	2008

Tax expense at 35%	$39,823	$11,127	$22,940
(Decrease)/increase in income taxes resulting from:
Dividends received deduction	(4,829)	(5,614)	(5,031)
Tax exempt income	(1,469)	(980)	(1,222)
Prior period adjustment	577	1,462	(1,070)
Tax reserve	(4,886)	860	670
Benefits	(3,147)	(4,788)	5,171
Other	2,387	1,010	1,088

Income tax expense	$28,456	$3,077	$22,546

Page 36	The Penn Mutual Life Insurance Company

(In Thousands)

The change in net deferred income tax expense to net deferred income tax liability is comprised of the following:

	2010	2009	Change

Total deferred tax assets	$89,646	$97,182	$(7,536)
Total deferred tax liabilities	414,762	275,532	139,230

Net deferred tax liability	$(325,116)	$(178,350)	$(146,766)
Tax effect of unrealized capital gains/(losses)			77,435
Adjustment for uncertain tax positions/other			3,459

Change in net income tax			(65,872)
Items reflected directly through equity/other			-

Deferred income tax expense			$(65,872)

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

DECEMBER 31,	2010	2009

Deferred tax assets:
Future policy benefits	$19,039	$10,368
Policyholders’ dividends payable	5,233	5,303
Allowances for investment losses	20,508	36,856
Unrealized investment losses	985	1,766
Employee benefit liabilities	40,969	36,320
Other	2,912	6,569

Total deferred tax asset	89,646	97,182

Deferred tax liabilities:
Future policy benefits	57,861	30,098
DAC	243,249	212,664
Unrealized investment gains	99,350	22,697
Investments	10,515	8,304
Other	3,787	1,769

Total deferred tax liability	414,762	275,532

Net deferred tax liability	325,116	178,350
Uncertain tax position	-	6,084
Tax currently receivable	(33,619)	(4,445)

Accrued income taxes	$291,497	$179,989

Cash paid for federal income taxes in 2010, 2009, and 2008 was $925, $7,313, and $15,578, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits:

Balance at January 1, 2010	$5,497
Additions based on tax positions related to the current year	-
Additions for tax positions in prior years	-
Settlements/statute expiration	(5,497)

Balance at December 31, 2010	$-

2010 Consolidated GAAP Financial Statements	Page 37

(In Thousands)

The Company recognizes penalties and/or interest as a component of tax expense. During the years ended December 31, 2010 and 2009, the Company recognized $0 and $126 in interest.

The Company accrued $0 and $587 for the payment of interest at December 31, 2010 and 2009. No penalties were recognized or accrued. Therefore, the total unrecognized tax positions reserve as of December 31, 2010 is $0 and $6,084 as of December 31, 2009.

The Internal Revenue Service (“IRS”) has completed their examination of the Company’s income tax returns through the year 2007. Tax years 2008 and 2009 are still open.

Note 10. REINSURANCE

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements.

The table below highlights the reinsurance amounts shown in the accompanying financial statements.

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount

December 31, 2010:
Life Insurance in-force	$73,832,202	$1,382,949	$20,888,706	$54,326,445
Premiums	281,935	1,425	30,042	253,318
Benefits	618,709	2,567	109,481	511,795
Reserves	6,900,753	11,617	328,791	6,583,579

December 31, 2009:
Life Insurance in-force	$67,131,622	$1,461,303	$21,401,770	$47,191,155
Premiums	284,536	1,637	31,279	254,894
Benefits	543,411	1,707	72,105	473,013
Reserves	6,461,839	3,005	331,579	6,133,265

During 2008, the Company had gross premiums of $213,961, assumed premiums of $3,754, ceded premiums of $35,552, gross benefits of $515,137, assumed benefits of $3,279, and ceded benefits of $96,152.

Reinsurance recoverables with a carrying value of $203,999 and $212,477 were associated with a single reinsurer at December 31, 2010 and 2009, respectively. This recoverable is secured by investment grade securities with a market value of $241,902 and $238,828, respectively held in trust.

Note 11. DEBT

On June 23, 2004, the Company issued a Surplus Note (“2004 Notes”) with a principal balance of $200,000, at a discount of $3,260. The 2004 Notes bear interest at 6.65%, and have a maturity date of June 15, 2034. The 2004 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% 2004 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2010 and 2009, the amortized cost basis of the 2004 Notes was $197,030 and $196,979, respectively.

On July 1, 2010, the Company issued a Surplus Note (“2010 Notes”) with a principal balance of $200,000, at a discount of $8,440. The 2010 Notes bear interest at 7.625%, and have a maturity date of June 15, 2040. The 2010 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 7.625% 2010 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2010, the amortized cost basis of the 2010 Notes was $191,598.

Page 38	The Penn Mutual Life Insurance Company

(In Thousands)

The Company’s broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2010, the Company had debt of $96,300 which was collateralized by customer-owned securities valued at approximately $8,873, Company owned securities valued at $135,419, and remaining bank loans, including bank overdrafts of $35,594, which were not collateralized.

At December 31, 2009, the Company had debt of $42,900 which was collateralized by customer-owned securities valued at approximately $15,052, Company owned securities valued at $89,383, and remaining bank loans, including bank overdrafts of $36,761, which were not collateralized. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2010 and 2009, the weighted average interest rates on these borrowings were 0.95% and 0.91%, respectively.

At December 31, 2010 customer margin securities of $314,381 and stock borrowings of approximately $1,498,856 were available to the Company to utilize as collateral on various borrowings or other purposes. The Company utilized $8,873 of these available securities as collateral for bank loans and $1,537,436 in stock loan agreements.

The Company had utilized $50,601 and $77,378 as of December 31, 2010 and 2009, respectively, of securities owned by customers as collateral for Option Clearing Corporation (“OCC”) margin requirements.

The Company entered into a $50,000 committed credit facility effective May 14, 2008. The borrowings were repaid on April 30, 2009. Interest on the total drawn amount was calculated at Federal Funds Rate plus 50 bps. At December 31, 2010 and 2009 there were no amounts drawn on the line of credit. Interest paid for the years ended December 31, 2010 and 2009 was $0 and $113, respectively. The Company cancelled the credit facility effective June 2010.

The Company has entered into repurchase agreements with financial institutions, however there were no open positions as of December 31, 2010 and 2009.

Note 12. BENEFIT PLANS

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

PENSION PLANS The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

The Company approved the freezing of benefits under its qualified and non qualified pension plans effective December 31, 2005. Therefore, there no further benefits are accrued for participants.

The Company amended and restated the Supplemental Executive Retirement Plan, an unfunded deferred compensation plan, effective January 1, 2009. The plan provides supplemental benefits to a select group of management or highly compensated employees at retirement. The plan was amended to coordinate regulatory compliance among non-qualified defined benefit and defined contribution plans. The amendment resulted in a $158 increase in the benefit obligation as of December 31, 2008.

OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retirement employees and agents, and their beneficiaries and covered dependents.

2010 Consolidated GAAP Financial Statements	Page 39

(In Thousands)

The Plan was amended, for retirements on or after January 1, 2010, to change the eligibility requirements for pre-65 benefits for employees and benefited producers with credited service starting on or after January 1, 2000. Those with credited service starting between January 1, 2000 – January 1, 2010 had their eligibility for pre-65 benefits changed from at least age 55 with 10 years of service to at least age 55 and age plus service equal to 70. Those hired after January 1, 2010 will have their eligibility changed to at least age 55 and age plus service equal to 75. This amendment resulted in a shortened duration of benefits for covered spouses of all employees and benefited producers with credited service starting after January 1, 1990. Benefits used to extend to covered spouses up to age 65 even if the participant retiree was no longer covered. This amendment ends spouse benefits when the participant retiree’s coverage ends at the participant’s age 65. This amendment reduced the benefit obligation by $1,319 as of December 31, 2009.

The Plan was amended as of December 31, 2010. The Board of the Company approved a change in retiree health benefits which provides that the increase in the Company’s subsidy in years after 2011 will be no greater than 2.5% higher than the previous year’s subsidy. Future employee contributions will include any increase in costs beyond that level. This amendment reduced the benefit obligation by $6,777 as of December 31, 2010.

OTHER PLANS The Company has non-qualified deferred compensation plans that permit eligible key employees, producers and trustees to defer portions of their compensation to these plans. Certain company contributions in excess of allowable qualified plan limits may also be credited to these plans. The compensation that has been deferred and any excess company contributions have been accrued, and the other expense related to this plan is earnings on the deferred amounts. To hedge against volatility for the investment earnings credited, the Company purchased corporate-owned life insurance contracts that will mirror the behavior of the aggregate deferred accounts.

BENEFIT OBLIGATIONS Accumulated benefit obligations represent the present value of pension benefits earned as of the measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of the measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

The following table sets forth the plans’ change in benefit obligation of the defined benefit pension and other postretirement plans as of December 31, 2010 and 2009:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009

Change in benefit obligation
Benefit obligation at beginning of year	$138,971	$133,902	$35,219	$33,527
Service cost	-	-	714	941
Interest cost	7,882	7,929	1,804	1,874
Plan amendment	-	-	(6,777)	(1,319)
Actuarial (gain) loss	4,620	3,085	836	2,770
Benefits paid	(6,607)	(5,945)	(2,527)	(2,574)

Benefit obligation at end of year	$144,866	$138,971	$29,269	$35,219

Page 40	The Penn Mutual Life Insurance Company

(In Thousands)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Discount rate	5.50%	5.85%	4.80%	5.60%
Rate of compensation increase	N/A	4.25%	N/A	N/A

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cash flows of benefits obligations back to the measurement date.

PLAN ASSETS  The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets as of December 31, :

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Change in plan assets:
Fair value of plans assets at beginning of year	$121,742	$121,457	$-	$-
Actual return on plan assets	16,203	4,081	-	-
Employer contribution	2,183	2,149	2,527	2,574
Benefits paid	(6,607)	(5,945)	(2,527)	(2,574)

Fair value of plan assets at end of year	$133,521	$121,742	$-	$-

The fair values of the Company’s pension plan assets as of December 31, 2010, are as follows:

	FV Level 1	FV (Level 2)	FV (Level 3)	Total
Equity securities	$71,321	$-	$-	$71,321
U.S. Treasury securities	62,200	-	-	62,200

Total	$133,521	$-	$-	$133,521

The fair values of the Company’s pension plan assets as of December 31, 2009, are as follows:

Asset Category	FV Level 1	FV (Level 2)	FV (Level 3)	Total
Equity securities	$76,171	$-	$-	$76,171
U.S. Treasury securities	45,571	-	-	45,571

Total	$121,742	$-	$-	$121,742

2010 Consolidated GAAP Financial Statements	Page 41

(In Thousands)

The Company’s overall investment strategy with respect to pension assets are growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objective over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments. The plan is rebalanced annually back to the current 50/50 target allocation between equity securities and fixed income/cash. The Company will continue its policy to rebalance the portfolio on an annual basis. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis. The Company’s pension plan asset allocation at December 31, 2010 and 2009, and the current target allocations are as follows:

	2011 Target Allocation	Percentage of Plan Assets As of December 31,
Asset Category		2010	2009
Equity securities	50%	53%	63%
Fixed income & cash	50%	47%	37%

Total	100%	100%	100%

AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET  The funded status of the defined benefit plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any. The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods that appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial loss, unrecognized prior service costs, and remaining initial transition. The following table sets forth the funded status of the plans as of December 31, 2010 and 2009 as of the measurement date, and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Consolidated Balance Sheet.

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Benefit Obligation	$(144,866)	$(138,971)	$(29,269)	$(35,219)
Fair value of plan assets	133,521	121,742	—	—

Funded Status	$(11,345)	$(17,229)	$(29,269)	$(35,219)

Amount recognized in balance sheet:
Prepaid pension asset	$16,024	$10,278	$—	$—
Accrued benefit liability	(27,369)	(27,507)	(29,269)	(35,219)

Net amount recognized	$(11,345)	$(17,229)	$(29,269)	$(35,219)

The qualified pension plan was over funded by $16,024 and $10,278 as of December 31, 2010 and 2009, respectively. The non-qualified pension plans are not funded and have total projected benefit obligations of $27,369 and $27,507 as of December 31, 2010 and 2009, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,369, $27,369 and $0, respectively as of December 31, 2010. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,507, $27,507 and $0, respectively as of December 31, 2009.

Page 42	The Penn Mutual Life Insurance Company

(In Thousands)

As of December 31, 2010 and 2009, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company’s other postretirement benefit plans.

NET PERIODIC COST Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ending December 31, 2010 and 2009 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Current year actuarial (gain)/loss	$(3,205)	$7,369	$836	$2,770
Amortization of actuarial loss	(572)	(569)	-	-
Current year prior service credit	-	-	(6,777)	(1,319)
Amortization of prior service (cost)/credit	-	(158)	157	451

Total recognized in other comprehensive income	$(3,777)	$6,642	$(5,784)	$1,902

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2011 consist of:

	Pension Benefits	Other Postretirement Benefits
Actuarial loss	$636,295	$175,681
Prior service credit	-	(958,992)
Transition (asset)/obligation	-	-

Total	$636,295	$(783,311)

The components of net periodic benefit cost (excluding the minimum pension liability adjustment) at December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Service cost	$-	$-	$714	$941
Interest cost	7,882	7,928	1,804	1,874
Expected return on plan assets	(8,378)	(8,365)	-	-
Amortization of prior service cost	-	158	(157)	(451)
Amount of recognized gains	572	569	-	-

Total net periodic cost/(benefit)	$76	$290	$2,361	$2,364

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Total recognized in net periodic benefit cost and other comprehensive income	$(3,701)	$6,933	$(3,423)	$4,266

The weighted-average assumptions used to determine net periodic benefit cost at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009

Discount rate	5.85%	6.10%	5.60%	6.55%
Expected return on plan assets	7.00%	7.00%	N/A	N/A
Rate of compensation increase	N/A	4.25%	N/A	N/A

2010 Consolidated GAAP Financial Statements	Page 43

(In Thousands)

The expected long-term rate of return on plan assets was 7.00% in 2010 and 7.00% in 2009. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher pension expense.

The assumed health care cost trend rates used in determining net periodic costs at December 31 were:

	2010		2009
	Pre-65	Post-65	Pre-65	Post-65
Health care cost trend rate assumed for next year	9.40%	6.60%	9.95%	6.80%
Rate to which the cost trend rate is assumed decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2019	2019

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$203	$(178)
Effect of postretirement benefit obligation	1,883	(1,674)

ACTUAL CONTRIBUTIONS AND BENEFITS The contributions made and the benefits paid from the plans at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2010	2009	2010	2009
Employer Contributions	$2,183	$2,149	$2,527	$2,574
Benefits Paid	(6,607)	(5,945)	(2,527)	(2,574)

CASH FLOWS The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

In 2011, the Company expects to make the minimum required contribution to the funded pension plan, currently estimated to be $0 and to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,545 and $2,804, respectively.

The estimated future benefit payments are based on the same assumptions as used to measure the benefit obligations at December 31, 2010 and 2009. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Plan Benefits	Other Post Retirement Plan Benefits
2011	$7,094	$2,804
2012	7,582	2,719
2013	8,149	2,654
2014	8,704	2,504
2015	9,201	2,403
Years 2016-2020	50,903	11,095

Total	$91,633	$24,179

Page 44	The Penn Mutual Life Insurance Company

(In Thousands)

DEFINED CONTRIBUTION PLANS The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2010, 2009, and 2008, the expense recognized for these plans was $6,229, $5,813, and $4,825, respectively. The estimated fair value of the defined contribution plans’ assets at December 31, 2010 and 2009 was $375,509 and $356,201, respectively.

At December 31, 2010 and 2009, $106,692 and $117,456, respectively, of the defined contribution plans’ assets were invested in the Company’s group annuity contracts.

Note 13. COMMITMENTS AND CONTINGENCIES

LEASES The Company has entered into various leases, primarily for field offices. As of December 31, 2010 future minimum payments under noncancellable leases are as follows:

For the year ending:	Operating Leases

2011	$70,423
2012	49,989
2013	33,963
2014	23,616
2015	15,808
Thereafter	11,650

INVESTMENTS In the normal course of business, the Company extends commitments relating to its investment activities. As of December 31, 2010, the Company had outstanding commitments totaling $139,600 relating to these investment activities. The fair value of these commitments approximates the face amount.

LITIGATION The Company is involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position, liquidity, or results of operations the outcome of litigation cannot be foreseen with certainty.

GUARANTY FUNDS The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The liability for estimated guaranty fund assessments net of applicable premium tax credits as of December 31, 2010 and 2009 was $800 and $800, respectively. The Company believes such assessments in excess of amounts accrued will not materially impact its financial statement position, results of operation, or liquidity.

Note 14. STATUTORY FINANCIAL INFORMATION

STATUTORY ACCOUNTING PRINCIPLES PML is required to file statements with the Pennsylvania Department of Insurance and PIA files with the Delaware Department of Insurance in accordance with statutory accounting practices prescribed or permitted as codified by the NAIC, which is a comprehensive basis of accounting other than GAAP. The Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when

2010 Consolidated GAAP Financial Statements	Page 45

(In Thousands)

billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains/(losses) on the sale of fixed income investments, resulting from changes in the general level of interest rates.

STATUTORY NET INCOME AND SURPLUS The combined insurance companies’ statutory capital and surplus at December 31, 2010 and 2009 was $1,520,932 and $1,364,335, respectively. The combined insurance companies’ net (loss)/income, determined in accordance with statutory accounting practices, for the years ended December 31, 2010, 2009, and 2008, was $(49,303), $68,704, and $(46,342), respectively.

RISK-BASED CAPITAL Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of PML’s and PIA’s actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. At December 31, 2010, the Company’s surplus exceeds these minimum levels.

Note 15. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2010 and through the Consolidated Financial Statement date of issuance of February 10, 2011. The Company has not evaluated subsequent events after that date for presentation in these Consolidated Financial Statements. There are no subsequent events to be reported.

Page 46	The Penn Mutual Life Insurance Company

© 2011 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com

PM1557	05/11

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose – to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

Part C

Other Information

Item 26: Exhibits

(a)(1)	Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company establishing the Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(a) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) as filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 30, 1999 (Accession No. 0000950116-99-000867).

(a)(2)	Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(b)	Not Applicable.

(c)(1)	Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent. Incorporated herein by reference to Exhibit A(3)(a)(1) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

(c)(2)	Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

(c)(3)	Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(c)(4)	Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1998 (Accession No. 0001036050-98-002055).

(c)(5)

Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws, and companion Form of Corporate Insurance Agent Selling Agreement). Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment to the Form N-4 Registration Statement of Penn Mutual Variable Annuity

Account III (File No. 333-62811) filed on November 30, 1999 (Accession No. 0001036050-98-002055).

(c)(6)	Schedule of Sales Commissions. Incorporated herein by reference to Exhibit A(3)(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(1)	Specimen Flexible Premium Adjustable Variable Life Insurance Policy (VU-90(S)). Incorporated herein by reference to Exhibit A5(a) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(2)	Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Sex distinct) (VU-99(S)). Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(3)	Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Unisex) (VU-99(U)). Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(4)	Additional Insured Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(5)	Children’s Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(6)	Accidental Death Benefit Agreement Rider. Incorporated herein by reference to Exhibit A5(d) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(7)	Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement Rider. Incorporated herein by reference to Exhibit A5(e) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(8)	Disability Waiver of Monthly Deduction Agreement Rider. Incorporated herein by reference to Exhibit A5(f) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(9)	Guaranteed Continuation of Policy Agreement Rider. Incorporated herein by reference to Exhibit A5(g) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(10)	Guaranteed Option to Increase Specified Amount Agreement Rider. Incorporated herein by reference to Exhibit A5(h) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(11)	Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(i) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(12)	Flexible Premium Adjustable Variable Life Insurance Policy (revised) (VU-94(S)). Incorporated herein by reference to Exhibit A5(j) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(13)	Flexible Periodic Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(k) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1999 (Accession No. 0000950116-99-000880).

(d)(14)	Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(n) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(15)	Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(o) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(16)	Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(p) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(17)	Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(q) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(18)	Supplemental Exchange Agreement. Incorporated herein by reference to Exhibit A5(r) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(19)	Endorsement - Business Accounting Benefit (1707-01). Incorporated herein by reference to Exhibit A5(s) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(20)	Endorsement - Cost of Insurance. Incorporated herein by reference to Exhibit A5(t) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on May 3, 1999 (Accession No. 0000950116-99-000884).

(d)(21)	Flexible Premium Adjustable Variable Life Insurance Policy (VU – 01(S)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(u) to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on January 8, 2001 (Accession No. 0000950116-01-000034).

(d)(22)	Flexible Premium Adjustable Variable Life Insurance Policy (VU – 01(U)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(v) to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on January 8, 2001 (Accession No. 0000950116-01-000034).

(d)(23)	Rider Supplemental Term Insurance Agreement (SLT – 01(S)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on January 8, 2001 (Accession No. 0000950116-01-000034).

(d)(24)	Rider Supplemental Term Insurance Agreement (SLT – 01(U)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I filed on January 8, 2001 (Accession No. 0000950116-01-000034).

(d)(25)	Overloan Protection Benefit Agreement. Incorporated herein by reference to Exhibit (d)(25) to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001570) on April 29, 2005.

(d)(26)	Optional Guaranteed Minimum Withdrawal Benefit. Incorporated herein by reference to Exhibit (d)(26) to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001371) on April 28, 2006.

(d)(27)	Accelerated Death Benefit Agreement. Incorporated herein by reference to Exhibit (d)(27) to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001371) on April 28, 2006.

(e)(1)	Application Form for Flexible Premium Adjustable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

(e)(2)	Supplemental Application Form for Flexible Premium Adjustable Variable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

(f)(1)	Charter of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(a) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(f)(2)	By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(g)	Not Applicable.

(h)(1)	Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(h)(2)	Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(e) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(h)(3)	Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc. (renamed The Universal Institutional Funds, Inc. effective May 1, 2000). Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 22 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 2-77283) filed on April 29, 1997 (Accession No. 0001021408-97-000161).

(h)(4)	Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit A(8)(a) to Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 19, 2002 (Accession No. 0000950116-02-000799).

(h)(5)	Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

(h)(6)

Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 33-87276) of Penn Mutual Variable Life Account I filed on April 29, 1996 (Accession No. 0000950109-96-002471).

(h)(7)	Amendment to Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to this Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 3354662 filed on April 30, 1997 (Accession No. 0000950109-97-003328).

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and consent of Franklin L Best, Jr. Esq., Managing Corporate Counsel, The Penn Mutual Life Insurance Company, dated April 16, 2001, as to the legality of the securities being registered. Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) filed on April 18, 2001 (Accession No. 0000950116-01-000677).

(l)	Not Applicable.

(m)	Not Applicable.

(n)(1)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLC, is filed herewith.

(n)(2)	Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Amended and Restated Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit (q) to the Registrant’s Registration Statement on Form N-6 (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001570) on April 29, 2005.

(r)(1)	Powers of Attorney of the Board of Trustees of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 5 to Registrant’s Registration Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500307) on June 1, 2001.

(r)(2)	Powers of Attorney Messrs. Cook, Santomero and Lillie, dated April 22, 2008. Incorporated herein by reference to Exhibit (r)(2) to Registrant’s Registration Statement on Form N-6 (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001104659-08-026527) April 24, 2008.

Item 27: Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.

Name	Position and Offices with Depositor
Eileen C. McDonnell	President and Chief Executive Officer

David O’Malley	Executive Vice President and Chief Financial Officer

Name	Position and Offices with Depositor
Robert E. Chappell	Chairman of the Board

Franklin L. Best, Jr.	Managing Corporate Counsel and Secretary

Susan T. Deakins	Vice President and Chief Actuary

The Honorable Julia Chang Bloch (Ambassador)	Trustee of Penn Mutual

Edward G. Boehne	Trustee of Penn Mutual

Joan P. Carter	Trustee of Penn Mutual

William R. Cook	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Alan B. Miller	Trustee of Penn Mutual

Edmond F. Notebaert	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M. Santomero	Trustee of Penn Mutual

Unless otherwise listed, the principal business address of each of the trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 28: Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual established Penn Mutual Variable Life Account I as a separate investment account under Pennsylvania law on January 27, 1987.

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Independence Capital Management, Inc.	Investment Adviser	Pennsylvania

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Janney Fund, Inc.	Investments	Pennsylvania

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Corporation	Principal Business	State of Incorporation
Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

Independence Square Properties, LLC****	Holding Company	Delaware

Indepro Corporation	Holding Company	Delaware

Hornor, Townsend & Kent, Inc.	Registered Broker-Dealer and Investment Adviser	Pennsylvania

ISP Parker Hunter	Holding Company	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.
****	Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Walnut O Corporation	Investments	Pennsylvania

Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Indepro Corporation

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Indepro Property Fund II Corporation	Investments	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Corporation	Principal Business	State of Incorporation
Grant Street Capital Management, LLC	Investments	Delaware

JMS Resources, Inc.	Investments	Pennsylvania

JMS Investor Services, Inc.	Investor Services and Insurance	Delaware

Janney Montgomery Scott Insurance Agency	Insurance Agents or Brokers	Massachusetts

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

JMS Resources, Inc.

Wholly-Owned Subsidiaries

Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
HTK of Delaware, Inc.	Financial Services	Delaware

HTK Insurance Agency, Inc.	Insurance Agents or Brokers	Pennsylvania

Penn Janney GP LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Penn Janney Opportunities Fund LP*	Investments	Delaware

*	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

ISP Parker Hunter

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Independence Square Properties, Inc.*	Holding Corporation	Delaware

*	Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

All subsidiaries listed above are included in the Registrant’s consolidated financial statements.

Item 29. Indemnification

Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed September 3, 1998 (File No. 33-62811).

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30: Principal Underwriters

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Penn Mutual Variable Life Account I. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc. - Directors and Officers

Michelle A. Barry	President, Chief Executive Officer and Interim
Chief Compliance Officer
Philip D’Ambrisi	Managing Director, Products and Field Support
Thomas H. Harris	Senior Vice President, Distribution
Nancy S. Rush	Vice President, Rewards and Risk Management
Arthur J. Flynn	Assistant Vice President, Internal Audit
Michael W. Williams	Assistant Vice President, Distribution
Marcia DeLong	Director, Producer Compensation and CL&R
Scott E. Polter	Director, Trading and Operations
James G. Murray	Tax Director
Franklin L. Best, Jr.	Counsel and Secretary
Stacey N. Polakowski	Treasurer and Controller
Patricia M. Chiarlanza	Assistant Treasurer

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Hornor, Townsend & Kent, Inc.	$86,502	$0	$0	$0

Item 31: Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Item 32: Management Services

Not applicable.

Item 33: Fee Representation

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 30 to the Registration Statement on Form N-6 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 27th day of April, 2011.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
(Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell
President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to the Registration Statement on Form N-6 has been signed below by the following persons, in the capacities indicated, on the 27th day of April, 2011.

Signature	Title

/s/ Eileen C. McDonnell	President and Chief Executive Officer
Eileen C. McDonnell

/s/ David O’Malley	Executive Vice President and Chief Financial Officer
David O’Malley

*ROBERT E. CHAPPELL	Chairman of the Board of Trustees

*JULIA CHANG BLOCH	Trustee

*EDWARD G. BOEHNE	Trustee

*JOAN P. CARTER	Trustee

*WILLIAM R. COOK	Trustee

*CHARISSE R. LILLIE	Trustee

*ALAN B. MILLER	Trustee

*EDMOND F. NOTEBAERT	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M. SANTOMERO	Trustee

*By /s/ Eileen C. McDonnell

Eileen C. McDonnell, attorney-in-fact

Exhibit Index

Exhibit No.	Exhibit
(n)(1)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP

(n)(2)	Consent of Counsel, Morgan, Lewis & Bockius LLP